Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	BCB BANCORP INC
Entity Central Index Key	0001228454
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		8,473,583
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Public Float			$ 75.9
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and amounts due from depository institutions	$ 6,242	$ 8,692
Interest-earning deposits	28,891	108,395
Total Cash and Cash equivalents	35,133	117,087
Securities available for sale	1,240	1,045
Securities held to maturity, fair value $171,603 and $213,903; respectively	164,648	206,965
Loans held for sale	1,602	5,856
Loans receivable, net of allowance for loan losses of $12,363 and $10,509; respectively	922,301	840,763
Premises and equipment	13,568	13,576
Federal Home Loan Bank of New York Stock	7,698	7,498
Interest receivable	4,063	4,997
Other real estate owned	3,274	6,570
Deferred income taxes	10,053	9,940
Other assets	7,778	2,611
Total Assets	1,171,358	1,216,908
LIABILITIES
Non-interest bearing deposits	85,950	78,589
Interest bearing deposits	854,836	899,034
Total deposits	940,786	977,623
Short-term Borrowings	17,000	0
Long-term debt	114,124	129,531
Other Liabilities	7,867	9,706
Total Liabilities	1,079,777	1,116,860
STOCKHOLDERS' EQUITY
Additional paid-in capital preferred stock	8,570
Common stock; $0.064; stated value; 20,000,000 shares authorized, 10,841,079 and 10,817,901 shares respectively, issued; 8,496,508 shares and 9,520,056 shares, respectively, outstanding	694	692
Additional paid-in capital common stock	91,846	91,715
Treasury stock, at cost, 2,344,571 and 1,297,845 shares, respectively	(27,177)	(16,327)
Retained earnings	18,883	25,255
Accumulated other comprehensive loss, net of taxes	(1,235)	(1,287)
Total Stockholders' equity	91,581	100,048
Total Liabilites and Stockholders' equity	$ 1,171,358	$ 1,216,908

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Financial Condition [Abstract]
Held-to-maturity Securities, Fair Value	$ 171,603	$ 213,903
Loans and Leases Receivable, Allowance	$ 12,363	$ 10,509
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	865	865
Preferred Stock, Shares Outstanding	865	865
Preferred Stock, Dividend Rate, Percentage	6.00%	6.00%
Common Stock, Par or Stated Value Per Share	$ 0.064	$ 0.064
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	10,841,079	10,817,901
Common Stock, Shares, Outstanding	8,496,508	9,520,056
Treasury Stock, Shares	2,344,571	1,297,845

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 47,756	$ 45,023	$ 34,502
Investments, taxable	5,730	7,720	5,457
Investment, non-taxable	49	49	24
Other interest-earning assets	112	87	117
Total interest income	53,647	52,879	40,100
Net interest income	41,700	39,582	26,432
Provision for loan losses	4,900	4,100	2,450
Net interest income after provision for loan losses	36,800	35,482	23,982
Interest expense:
Deposits: Demand	564	849	938
Deposits: Savings and club	477	1,020	1,304
Deposits: Certificates of deposit	5,849	6,421	6,220
Total deposits	6,890	8,290	8,462
Borrowed money	5,057	5,007	5,206
Total interest expense	11,947	13,297	13,668
Non-interest income (loss):
Fees and service charges	1,595	846	907
Gain on sales of loans originated for sale	1,220	887	295
Gain (loss) on sale of real estate owned	(681)	(498)	(345)
Loss on sale of property held for investment		(124)
Loss on write-down of fixed assets		(592)
Gain on sale of securities	349	18
Gain on bargain purchase		1,162	12,582
Other	129	251	423
Total non-interest (loss) income	(7,225)	2,448	14,207
Gain on sale of SBA loans acquired	286
Loss on bulk sale of impaired loans held in portfolio	(10,804)
Non-interest expense:
Salaries and employee benefits	15,017	12,680	10,785
Occupancy expense of premises	3,558	3,039	1,932
Equipment	4,907	4,301	3,293
Professional fees	2,490	1,287	780
Directors' fees	728	689	553
Regulatory assessments	1,172	1,181	1,204
Other real estate owned	1,936	1,204	345
Advertising	484	399	336
Merger related expenses		538	644
Other	3,597	3,188	2,486
Total non-interest expense	33,889	28,506	22,358
Income (loss) before income tax (benefit) provision	(4,314)	9,424	15,831
Income tax (benefit) provision	(2,252)	3,373	1,505
Net Income (loss)	(2,062)	6,051	14,326
Net Income (loss) available to common stockholders	$ (2,062)	$ 6,051	$ 14,326
Net Income (loss) per common share:
Basic	$ (0.23)	$ 0.64	$ 2.06
Diluted	$ (0.23)	$ 0.64	$ 2.05
Weighted average number of common shares outstanding:
Basic	8,943	9,417	6,968
Diluted	8,943	9,433	6,983

Statement of Consolidated Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Consolidated Comprehensive Income (Loss) [Abstract]
Net (Loss) Income	$ (2,062)	$ 6,051	$ 14,326
Other comprehensive income, net of Tax
Unrealized holding gains (losses) arising during the period	195	(52)	(21)
Benefit plans	107	2,129	(7)
Other comprehensive income, before tax	88	(2,181)	(14)
Income tax effect	(36)	889	6
Other comprehensive income	52	(1,292)	(8)
Comprehensive income (loss)	$ (2,010)	$ 4,759	$ 14,318

Statement of Consolidated Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Consolidated Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	$ 107	$ 2,129	$ (7)

Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Series A [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 332	$ 46,926	$ (8,719)	$ 12,839	$ 13		$ 51,391
Common Stock issued for the acquisition of a Bank	316	38,329	(235)				38,410
Exercise of Stock Options	1	72					73
Treasury stock purchases			(1,806)				(1,806)
Cash dividend declared				(3,412)			(3,412)
Net Income (Loss)				14,326			14,326
Other Comprehensive income					(8)		(8)
Ending Balance at Dec. 31, 2010	649	85,327	(10,760)	23,753	5		98,974
Common Stock issued for the acquisition of a Bank	41	6,126					6,167
Exercise of Stock Options	2	235					237
Stock compensation expense		12					12
Tax benefit on stock compensation		15					15
Treasury stock purchases			(5,567)				(5,567)
Cash dividend declared				(4,549)			(4,549)
Net Income (Loss)				6,051			6,051
Other Comprehensive income					(1,292)		(1,292)
Ending Balance at Dec. 31, 2011	692	91,715	(16,327)	25,255	(1,287)		100,048
Proceeds from Issuance of Preferred Stock and Preference Stock						8,570	8,570
Exercise of Stock Options	2	107					109
Stock compensation expense		24					24
Treasury stock purchases			(10,850)				(10,850)
Cash dividend declared				(4,310)			(4,310)
Net Income (Loss)				(2,062)			(2,062)
Other Comprehensive income					52		52
Ending Balance at Dec. 31, 2012	$ 694	$ 100,416	$ (27,177)	$ 18,883	$ (1,235)		$ 91,581

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (Loss) Income	$ (2,062)	$ 6,051	$ 14,326
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of premises and equipment	1,143	1,055	642
Amortization and accretion, net	1,453	1,306	1,877
Provision for loan losses	4,900	4,100	2,450
Deferred income tax (benefit) expense	(149)	(1,845)	(341)
Loans originated for sale	(30,137)	(31,950)	(26,142)
Proceeds from sale of loans originated for sale	32,724	30,884	19,433
Gain on sales of loans originated for sale	(1,220)	(887)	(295)
Loss on sale of real estate owned	681	498	345
Loss on donated real estate owned property	128
Loss on sale of property held for investment		(124)
Loss on leasehold improvements on branch closing		592
Write down on real estate owned	965	510
Gain on bargain purchase		(1,162)	(12,582)
Gain on sales of securites held to maturity	(349)	(18)
Gain on sales of SBA loans acquired	(286)
Loss on bulk sale of impaired loans held in portfolio	10,804
Stock compensation expense	24	12
Decrease (increase) in interest receivable	934	649	501
(Increase) decrease in other assets	(5,167)	5,227	(1,207)
Increase (decrease) in accrued interest payable	(24)	26	(239)
Increase in other liabilities	(1,922)	(937)	(1,159)
Net cash provided by operating activities	12,440	14,235	(2,391)
Cash flows from investing activities:
Proceeds from repayments and calls on securities held to maturity	67,489	85,089	156,757
Purchases of securities held to maturity	(57,331)	(95,537)	(104,997)
Proceeds from sales of securities held to maturity	30,584	2,438
Proceeds from sale of SBA loans acquired	10,836
Proceeds from sales of participation interest in loans		4,777	1,708
Proceeds from sales of real estate owned	4,223	2,722	1,260
Proceeds from bulk sale of impaired loans held in portfolio	15,093
Proceeds from sale of property held for investment		511
Purchases of loans	(31,064)	(2,292)
Net (Increase) decrease in loans receivable	(91,105)	10,325	39,551
Additions to premises and equipment	(1,135)	(2,246)	(704)
Improvements to other real estate owned	(59)	(113)	(32)
Purchase of Federal Home Loan Bank of New York stock	833
Redemption of Federal Home Loan Bank of New York stock	633	44	1,869
Cash acquired in acquisition		5,901	22,979
Net cash provided by (used in) investing activities	(52,669)	11,619	118,391
Cash flows from financing activities:
Net decrease in deposits	(36,837)	(20,030)	(13,260)
Repayment of long-term debt	(15,407)		(43,815)
Net change in short term debt	17,000
Purchases of treasury stock	(10,850)	(5,567)	(1,806)
Cash dividend paid	(4,310)	(4,549)	(3,412)
Net proceeds from issuance of common stock	109	237	73
Net proceeds from issuance of preferred stock	8,570
Tax Benefit from exercise of stock options		15
Net cash (used in) financing activities	(41,725)	(29,894)	(62,220)
Net decrease in cash and cash equivalents	(81,954)	(4,040)	53,780
Cash and cash equivalents-begininng	117,087	121,127	67,347
Cash and cash equivalents-ending	35,133	117,087	121,127
Supplemental Cash Flow Information:
Cash paid during the year for: Income taxes	3,979	4,549	2,252
Cash paid during the year for: Interest	11,971	13,271	13,907
Non-cash items:
Transfer of loans to other real estate owned	4,463	7,145	6,887
Loans to facilitate sale of other real estate owned	1,821	942	3,771
Reclassification of loans originated for sale to held to maturity	2,887	1,669	5,707
Reclassification of property held for sale to real estate owned		382
Acquisition of noncash assets and liabilities
Assets acquired		129,235	514,523
Liabilities assumed		$ 127,807	$ 486,275

Organization and Stock Offerings	12 Months Ended
Dec. 31, 2012
Organization and Stock Offerings [Abstract]
Organization and Stock Offerings

Note 1 - Organization and Stock Offerings

BCB Bancorp, Inc. (the “Company”) is incorporated in the State of New Jersey and is a bank holding company. The common stock of the Company is listed on the Nasdaq Electronic Bulletin Board and trades under the symbol “BCBP.”

On December 20, 2012, the Company amended its Restated Certificate of Incorporation to include a new Article V, Part (C) which establishes a Series A 6% Noncumulative Perpetual Preferred Stock and sets forth the number of shares to be included in such series, and to fix the designation, powers, preferences, and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. Such amendment to the Restated Certificate of Incorporation was approved by the directors of BCB Bancorp, Inc. on October 10, 2012.

On December 31, 2012, the Company closed a private placement of Series A Noncumulative Perpetual Preferred Stock, resulting in the issuance of 865 shares of Series A 6% Non-Cumulative Perpetual Preferred Shares for gross proceeds of $8.65 million. The costs associated with the private placement were approximately $80,000. The shares issued are callable by the Company after December 31, 2015, at $10,000 per share (liquidation preference value). There is no ability to convert the preferred shares to common shares. Dividends on the preferred shares, if and when declared, will be paid quarterly in arrears.

On November 20, 2007, the Company announced a stock repurchase plan which provided for the repurchase of 5% or 234,002 shares of the Company’s common stock. This plan was completed during 2010.  On July 14, 2010, the Company announced a stock repurchase plan to repurchase 5% or 479,965 shares of the Company’s common stock. This plan was completed during 2010. On December 20, 2010, the Company entered into an agreement with a broker to administer a Rule 10b5-1 trading plan on behalf of the Company. The Rule 10b5-1 trading plan will permit the broker to purchase up to 450,000 shares of Company common stock at designated prices during periods when the Company would otherwise be unable to purchase its common stock. The Board authorized the Rule 10b5-1 trading plan on December 16, 2010. On December 14, 2011, the Company announced a stock repurchase plan to repurchase 5% or 462,225 shares of the Company’s common stock. This plan was completed during 2012. On May 9, 2012, the Company announced a stock repurchase plan to repurchase 5% or 462,800 shares of the Company’s common stock. This plan was completed during 2012.  On June 28, 2012, the Company announced a stock repurchase plan to repurchase 5% or 440,000 shares of the Company’s common stock. During 2012, 2011 and 2010, a total of 1,046,726,  536,710 and 193,383 shares of the Company’s common stock was repurchased under these plans at a cost of approximately $10.9 million, $5.6 million and $1.8 million or $10.37, $10.37 and $9.34 per share, respectively.

The Company’s primary business is the ownership and operation of BCB Community Bank (the “Bank”).  The Bank is a New Jersey commercial bank which, as of December 31, 2012, operated at eleven locations in Bayonne, Hoboken, Jersey City, Monroe Township, South Orange, and Woodbridge New Jersey, and is subject to regulation, supervision, and examination by the New Jersey Department of Banking and Insurance and the Federal Deposit Insurance Corporation.  The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with borrowed funds, to invest in securities and to make loans collateralized by residential and commercial real estate and, to a lesser extent, consumer loans.  BCB Holding Company Investment Corp. (the “New Jersey Investment Company”) was organized in January 2005 under New Jersey law as a New Jersey investment company primarily to hold investment and mortgage-backed securities. Pamrapo Service Corporation was organized in 1975 under New Jersey law to engage in the purchase and sale of real estate. In the 1990’s, the Service Corporation was engaged in the business of selling non-financial products, (annuities, mutual funds and stocks) to the public. The Pamrapo Service Corporation has been inactive since May 2010.  BCB New York Management, Inc. (the “New York Management Company”) was organized in October 2012 under New York law as a New York investment company primarily to hold various loan products, investment and mortgage-backed securities. BCB New York Management, Inc. was inactive in 2012.

On July 6, 2010, the Company acquired all of the outstanding common shares of Pamrapo Bancorp, Inc. (“Pamrapo”), the parent company of Pamrapo Savings Bank, and thereby acquired all of Pamrapo Savings Bank’s 10 branch locations. Under the terms of the merger agreement, Pamrapo stockholders received 1.0 share of BCB Bancorp, Inc. common stock in exchange for each share of Pamrapo common stock, resulting in the Company issuing 4.9 million common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $38.6 million. See Note 19 for further details.

On October 14, 2011, the Company acquired all of the outstanding common shares of Allegiance Community Bank (“Allegiance”) and thereby acquired all of Allegiance Community Bank’s two branch locations. Under the terms of the merger agreement, Allegiance stockholders received 0.35 of a share of BCB Bancorp, Inc. common stock at a price of $9.57 per share in exchange for each share of Allegiance common stock, resulting in BCB Bancorp, Inc. issuing 644,434 common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $6.2 million. See Note 19 for further details.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 - Related Party Transactions

The Bank leases a property from NEW BAY LLC (“NEW BAY”), a limited liability corporation 100% owned by a majority of the Directors and officers of the Bank.  In conjunction with the lease, NEW BAY substantially removed the pre-existing structure on the site and constructed a new building suitable to the Bank for its banking operations.  Under the terms of the lease, the cost of this project was reimbursed to NEWBAY by the Bank. The amount reimbursed, which occurred during the year 2000, was $943,000, and is included in property and equipment under the caption “Building and improvements” (see Note 7).

On May 1, 2006, the Bank renegotiated the lease to a twenty-five year term.  The Bank paid NEW BAY $165,000 a year ($13,750 per month) for the first 60 months which is included in the consolidated statements of operations for 2012, 2011, and 2010 within occupancy expense of premises. The rent shall be reset every five years thereafter at the fair market rental value at the end of each preceding five year period. The Bank expects to pay NEW BAY $165,000 for the year 2013.

On February 8, 2012, the Bank entered into a two year lease of a warehouse with a Director of the Bank.  The purpose of the lease is to store documents, consumable supplies, equipment, and furniture not currently in use by the Bank.  The Bank paid $18,700 in the year 2012, which is reflected in the 2012 Consolidated Statement of Operations within occupancy expense of premises. The Bank expects to pay $20,400 for the year 2013.

Securities Available for Sale (Available-for-sale Securities [Member])	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Member]
Securities Available for Sale

Note 4- Securities Available for Sale

December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
(In Thousands)

Equity Securities-Financial Institutions	$1,097	$143	$-	$1,240

December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
(In Thousands)

Equity Securities-Financial Institutions	$1,097	$70	$122	$1,045

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities available for sale were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
(In Thousands)
December 31, 2012
Equity Securities-Financial Institutions	$—	$—	$—	$—	$—	$—

December 31, 2011
Equity Securities-Financial Institutions	$878	$122	$—	$—	$878	$122

Securities Held to Maturity (Held-to-maturity Securities [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity Securities [Member]
Securities Held to Maturity

Note 5 – Securities Held to Maturity

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
Residential mortgage-backed securities:
Due within one year	$—	$—	$—	$—
Due after one year through five years	4	—	—	4
Due after five years through ten years	9,480	171	18	9,633
Due after ten years	153,425	6,747	38	160,134
	162,909	6,918	56	169,771
Municipal obligations:
Due after five to ten years	388	28	—	416
Due after ten years	975	65	—	1,040
	1,363	93	—	1,456

Trust originated preferred security:
Due after ten years	376	—	—	376
	$164,648	$7,011	$56	$171,603

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage–backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. As of December 31, 2012 and December 31, 2011, all residential mortgage backed securities held in the portfolio were Government Sponsored Enterprise securities.

In 2012 and 2011, management decided to sell certain mortgage-backed securities that were issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). While these securities were classified as held to maturity, ASC 320 (formerly FAS 115) allows sales of securities so designated, provided that a substantial portion (at least 85%) of the principal balance has been amortized prior to the sale. During the years ended December 31, 2012 and 2011, proceeds from sales of securities held to maturity totaled approximately $30.6 million and $2.4 million, respectively, and resulted in gross gains of approximately $405,000 and $25,000, respectively, and gross losses of approximately $56,000 and $7,000, respectively.

Note 5 – Securities Held to Maturity (Continued)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
U.S. Government Agencies:
Due within one year	$3,315	$38	$—	$3,353
Due after ten years	3,000	12	—	3,012

	6,315	50	—	6,365
Residential mortgage-backed securities:
Due within one year	9	—	—	9
Due after one year through five years	1,325	32	3	1,354
Due after five years through ten years	37,034	417	44	37,407
Due after ten years	160,509	6,464	73	166,900
	198,877	6,913	120	205,670
Municipal obligations:
Due after five to ten years	391	30	—	421
Due after ten years	979	59	—	1,038
	1,370	89	—	1,459

Trust originated preferred security:
Due after ten years	403	6	—	409
	$206,965	$7,058	$120	$213,903

Note 5 – Securities Held to Maturity (Continued)

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities held to maturity were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012
Residential mortgage-backed securities	$14,093	$56	$-	$-	$14,093	$56

	$14,093	$56	$-	$-	$14,093	$56

December 31, 2011
Residential mortgage-backed securities	$16,949	$82	$5,942	$38	$22,891	$120

	$16,949	$82	$5,942	$38	$22,891	$120

At December 31, 2012, management concluded that the unrealized losses above (which related to 16 mortgage-backed securities) are temporary in nature since they are related to interest rate fluctuations rather than any underlying credit quality of the issuers. Additionally, the Company has not decided to sell these securities and has concluded that it is unlikely it would be required to sell these securities prior to the anticipated recovery of the unrealized losses.

Note 5 – Securities Held to Maturity

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
Residential mortgage-backed securities:
Due within one year	$—	$—	$—	$—
Due after one year through five years	4	—	—	4
Due after five years through ten years	9,480	171	18	9,633
Due after ten years	153,425	6,747	38	160,134
	162,909	6,918	56	169,771
Municipal obligations:
Due after five to ten years	388	28	—	416
Due after ten years	975	65	—	1,040
	1,363	93	—	1,456

Trust originated preferred security:
Due after ten years	376	—	—	376
	$164,648	$7,011	$56	$171,603

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage–backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. As of December 31, 2012 and December 31, 2011, all residential mortgage backed securities held in the portfolio were Government Sponsored Enterprise securities.

In 2012 and 2011, management decided to sell certain mortgage-backed securities that were issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). While these securities were classified as held to maturity, ASC 320 (formerly FAS 115) allows sales of securities so designated, provided that a substantial portion (at least 85%) of the principal balance has been amortized prior to the sale. During the years ended December 31, 2012 and 2011, proceeds from sales of securities held to maturity totaled approximately $30.6 million and $2.4 million, respectively, and resulted in gross gains of approximately $405,000 and $25,000, respectively, and gross losses of approximately $56,000 and $7,000, respectively.

Note 5 – Securities Held to Maturity (Continued)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
U.S. Government Agencies:
Due within one year	$3,315	$38	$—	$3,353
Due after ten years	3,000	12	—	3,012

	6,315	50	—	6,365
Residential mortgage-backed securities:
Due within one year	9	—	—	9
Due after one year through five years	1,325	32	3	1,354
Due after five years through ten years	37,034	417	44	37,407
Due after ten years	160,509	6,464	73	166,900
	198,877	6,913	120	205,670
Municipal obligations:
Due after five to ten years	391	30	—	421
Due after ten years	979	59	—	1,038
	1,370	89	—	1,459

Trust originated preferred security:
Due after ten years	403	6	—	409
	$206,965	$7,058	$120	$213,903

Note 5 – Securities Held to Maturity (Continued)

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities held to maturity were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012
Residential mortgage-backed securities	$14,093	$56	$-	$-	$14,093	$56

	$14,093	$56	$-	$-	$14,093	$56

December 31, 2011
Residential mortgage-backed securities	$16,949	$82	$5,942	$38	$22,891	$120

	$16,949	$82	$5,942	$38	$22,891	$120

Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Loans Receivable and Allowance for Loan Losses

Note 6 - Loans Receivable and Allowance for Loan Losses

The following table presents the recorded investment in loans receivable at December 31, 2012 and December 31, 2011 by segment and class.

	December 31, 2012	December 31, 2011
	(In Thousands)
Real estate mortgage:
Residential	$202,926	$218,085
Commercial and multi-family	588,268	472,424
Construction	23,310	17,000
	814,504	707,509
Commercial:
Business loans	20,415	30,290
Lines of credit	39,253	44,283
	59,668	74,573
Consumer:
Passbook or certificate	736	809
Home equity lines of credit	17,841	18,923
Home equity	42,552	50,152
Automobile	37	103
Personal	567	301
	61,733	70,288
Deposit overdrafts	294	95
Total Loans	936,199	852,465

Deferred loan fees, net	(1,535)	(1,193)
Allowance for loan losses	(12,363)	(10,509)
	(13,898)	(11,702)
Net Loans	$922,301	$840,763

At December 31, 2012 and 2011, loans serviced by the Bank for the benefit of others, which consist of participation interests in loans originated by the Bank, totaled approximately $11.6 million and $6.3 million, respectively.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table presents unpaid principal balance and the related recorded investment in loans acquired via acquisitions of other companies included in our Consolidated Statements of Financial Condition.

	December 31,	December 31,
	2012	2011
	(In Thousands)	(In Thousands)
Unpaid principal balance	$330,090	$410,057
Recorded investment	326,717	405,951

The following table presents changes in the accretable discount on loans acquired during the periods indicated:

	December 31,
	2012	2011	2010
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning Balance	$180,722	$205,491	$-
Acquisitions	-	17,318	229,805
Accretion	(44,513)	(42,087)	(24,314)
Ending Balance	$136,209	$180,722	$205,491

No interest income is being recognized on loans acquired where the fair value of the loan was based on the cash flows expected to be received from the foreclosure and sale of the underlying collateral. The carrying value of these loans at December 31, 2012, December 31, 2011, and December 31, 2010 was $6.4 million,  $13.3 million, and $11.7 million, respectively.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The Bank grants loans to its officers and directors and to their associates.  Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than normal risk of collectibility.  The activity with respect to loans to directors, officers and associates of such persons, is as follows:

	Years Ended December 31,
	2012	2011

	(In Thousands)

Balance – beginning	$8,509	$7,270
Loans originated	400	613
Changes in related party status	-	1,105
Collections of principal	(854)	(479)

Balance - ending	$8,055	$8,509

Allowance for Loan Losses

Management reviews the adequacy of the allowance on at least a quarterly basis to ensure that the provision for loan losses has been charged against earnings in an amount necessary to maintain the allowance at a level that is adequate based on management’s assessment of probable estimated losses.  The Company’s methodology for assessing the adequacy of the allowance for loan losses consists of several key elements.  These elements include a general allocated reserve for impaired loans, a specific reserve for impaired loans and an unallocated portion.

The Company consistently applies the following comprehensive methodology.  During the quarterly review of the allowance for loan losses, the Company considers a variety of factors that include:

·	General economic conditions.

·	Trends in charge-offs.

·	Trends and levels of delinquent loans.

·	Trends and levels of non-performing loans, including loans over 90 days delinquent.

·	Trends in volume and terms of loans.

·	Levels of allowance for specific classified loans.

·	Credit concentrations.

The methodology includes the segregation of the loan portfolio into two divisions.  Loans that are performing and loans that are impaired. Loans which are performing are evaluated homogeneously by loan class or loan type. The allowance of performing loans is evaluated based on historical loan experience, including consideration of peer loss analysis, with an adjustment for qualitative factors due to economic conditions in the market. Impaired loans are loans which are more than 90 days delinquent or troubled debt restructured.  These loans are individually evaluated for loan loss either by current appraisal, estimated economic factor, or net present value. Management reviews the overall estimate for feasibility and bases the loan loss provision accordingly.

The loan portfolio is segmented into the following loan classes, where the risk level for each class is analyzed when determining the allowance for loan losses:

Residential single family real estate loans involve certain risks such as interest rate risk and risk of non-repayment. Adjustable-rate residential family real estate loans decreases the interest rate risk to the Bank that is associated with changes in interest rates but involve other risks, primarily because as interest rates rise, the payment by the borrower rises to the extent permitted by the terms of the loan, thereby increasing the potential for default. At the same time, the marketability of the underlying property may be adversely affected by higher interest rates. Repayment risk may be affected by a number of factors including, but not necessarily limited to, job loss, divorce, illness and personal bankruptcy of the borrower.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

          Construction lending is generally considered to involve a high risk due to the concentration of principal in a limited number of loans and borrowers and the effects of the general economic conditions on developers and builders. Moreover, a construction loan can involve additional risks because of the inherent difficulty in estimating both a property’s value at completion of the project and the estimated cost (including interest) of the project. The nature of these loans is such that they are generally difficult to evaluate and monitor. In addition, speculative construction loans to a builder are not necessarily pre-sold and thus pose a greater potential risk to the Bank than construction loans to individuals on their personal residence.

Commercial and multi-family real estate lending entails significant additional risks as compared with residential family property lending. Such loans typically involve large loan balances to single borrowers or groups of related borrowers. The payment experience on such loans is typically dependent on the successful operation of the real estate project. The success of such projects is sensitive to changes in supply and demand conditions in the market for commercial real estate as well as economic conditions generally.

Commercial business lending, including lines of credit, is generally considered higher risk due to the concentration of principal in a limited number of loans and borrowers and the effects of general economic conditions on the business. Commercial business loans are primarily secured by inventories and other business assets. In most cases, any repossessed collateral for a defaulted commercial business loans will not provide an adequate source of repayment of the outstanding loan balance.

Home equity lending entails certain risks such as interest rate risk and risk of non-repayment. The marketability of the underlying property may be adversely affected by higher interest rates, decreasing the collateral securing the loan. Repayment risk can be affected by job loss, divorce, illness and personal bankruptcy of the borrower. Home equity line of credit lending entails securing an equity interest in the borrower’s home. In many cases, the Bank’s position in these loans is as a junior lien holder to another institution’s superior lien. This type of lending is often priced on an adjustable rate basis with the rate set at or above a predefined index. Adjustable-rate loans decreases the interest rate risk to the Bank that is associated with changes in interest rates but involve other risks, primarily because as interest rates rise, the payment by the borrower rises to the extent permitted by the terms of the loan, thereby increasing the potential for default.

Other consumer loans generally have more credit risk because of the type and nature of the collateral and, in certain cases, the absence of collateral. Consumer loans generally have shorter terms and higher interest rates than other lending. In addition, consumer lending collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be adversely effected by job loss, divorce, illness and personal bankruptcy. In most cases, any repossessed collateral for a defaulted consumer loan will not provide an adequate source of repayment of the outstanding loan.

The Company also maintains an unallocated allowance.  The unallocated allowance is used to cover any factors or conditions which may cause a potential loan loss but are not specifically identifiable.  It is prudent to maintain an unallocated portion of the allowance because no matter how detailed an analysis of potential loan losses is performed, these estimates lack some element of precision.  Management must make estimates using assumptions and information that is often subjective and changing rapidly.

Classified Assets.  Our policies provide for a classification system for problem assets.  Under this classification system, problem assets are classified as “substandard,” “doubtful,” “loss” or “special mention.”  An asset is considered substandard if it is inadequately protected by its current net worth and paying capacity of the borrower or of the collateral pledged, if any. Substandard assets include those characterized by the “distinct possibility” that “some loss” will be sustained if the deficiencies are not corrected.  Assets classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weakness present makes “collection or liquidation in full” on the basis of currently existing facts, conditions, and values, “highly questionable and improbable.”  Assets classified as loss are those considered “uncollectible” and of such little value that their continuance as assets without the establishment of a specific loss reserve is not warranted, and the loan, or a portion thereof, is charged-off.  Assets may be designated special mention because of potential weaknesses that do not currently warrant classification in one of the aforementioned categories.

When we classify problem assets, we may establish general allowances for loan losses in an amount deemed prudent by management.  General allowances represent loss allowances which have been established to recognize the inherent risk associated with lending activities, but which, unlike specific allowances, have not been allocated to particular problem assets. A portion of general loss allowances established to cover possible losses related to assets classified as substandard or doubtful may be included in determining our regulatory capital. Specific valuation allowances for loan losses generally do not qualify as regulatory capital. As of December 31, 2012, we had $5.7 million in assets classified as doubtful, of which $5.7 million were classified as impaired, $22.2 million in assets classified as substandard, of which $18.6 million were classified as impaired and $25.1 million in assets classified as special mention, of which $17.3 million were classified as impaired. The loans classified as substandard represent primarily commercial loans secured either by residential real estate, commercial real estate or heavy equipment.  The loans that have been classified substandard were classified as such primarily because either updated financial information has not been timely provided, or the collateral underlying the loan is in the process of being revalued.  As a result of Hurricane Sandy, our levels of classified assets are expected to remain elevated through at least the first half of 2013. As of December 31, 2011, we had $576,000  in assets classified as loss, all of which is considered impaired, $7.1 million in assets classified as doubtful, of which $4.3 million was classified as impaired, $36.5 million in assets classified as substandard, of which $24.3 million was classified as impaired and $28.2 million in assets classified as special mention, of which $15.5 million was classified as impaired. The loans classified as substandard represent primarily commercial loans secured either by residential real estate, commercial real estate or heavy equipment.  The loans that have been classified substandard were classified as such primarily because either updated financial information has not been timely provided, or the collateral underlying the loan is in the process of being revalued.

The Company’s internal credit risk grades are based on the definitions currently utilized by the banking regulatory agencies.  The grades assigned and definitions are as follows, and loans graded excellent, above average, good and watch list (risk ratings 1-4) are treated as “pass” for grading purposes:

5 – Special Mention- Loans currently performing but with potential weaknesses including adverse trends in borrower’s operations, credit quality, financial strength, or possible collateral deficiency.

6 – Substandard- Loans that are inadequately protected by current sound             worth, paying capacity, and collateral support.  Loans on “nonaccrual” status.  The loan needs special and corrective attention.

7 – Doubtful- Weaknesses in credit quality and collateral support make full collection improbable, but pending reasonable factors remain sufficient to defer the loss status.

8 – Loss- Continuance as a bankable asset is not warranted. However, this does not preclude future attempts at partial recovery.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the activity in the Bank’s allowance for loan losses for the year ended December 31, 2012 and recorded investment in loans receivable at December 31, 2012. The table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan class (In Thousands):

		Commercial &		Commercial	Home
	Residential	Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Beginning balance
	$2,679	$5,798	$304	$1,041	$677	$10	$-	$10,509

Charge-offs	$793	$1,360	$292	$612	$24	$-	$-	$3,081
Recoveries	$-	$35	$-	$-	$-	$-	$-	$35
Provisions	$81	$3,578	$947	$391	$(178)	$49	$32	$4,900

Ending balance	$1,967	$8,051	$959	$820	$475	$59	$32	$12,363

Ending balance: individually evaluated for impairment	$392	$1,061	$96	$353	$113	$-	$-	$2,015

Ending balance: collectively evaluated for impairment	$1,470	$6,990	$863	$467	$362	$59	$32	$10,243

Ending balance: loans acquired with deteriorated credit quality	$105	$-	$-	$-	$-	$-	$-	$105

Loans receivables:

Ending balance	$202,926	$588,268	$23,310	$59,668	$60,393	$1,634	$-	$936,199

Ending balance: individually evaluated for impairment	$13,785	$27,030	$130	$3,928	$2,697	$-	$-	$47,570

Ending balance: collectively evaluated for impairment	$186,205	$557,795	$23,180	$55,499	$57,556	$1,634	$-	$881,869

Ending balance: loans acquired with deteriorated credit quality	$2,936	$3,443	$-	$241	$140	$-	$-	$6,760

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the activity in the Bank’s allowance for loan losses for the year ended December 31, 2011 and recorded investment in loans receivable at December 31, 2011. The table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan class (In Thousands):

		Commerical		Commercial	Home
	Residential	& Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Beginning balance
	$171	$6,179	$426	$1,286	$204	$18	$133	$8,417

Charge-offs	$122	$1,173	$687	$24	$-	$27	$-	$2,033
Recoveries	$-	$25	$-	$-	$-	$-	$-	$25
Provisions	$2,630	$767	$565	$(221)	$473	$19	$(133)	$4,100

Ending balance	$2,679	$5,798	$304	$1,041	$677	$10	$-	$10,509

Ending balance: individually evaluated for impairment	$550	$2,674	$-	$95	$72	$-	$-	$3,391

Ending balance: collectively evaluated for impairment	$1,548	$2,654	$189	$792	$572	$10	$-	$5,765

Ending balance: loans acquired with deteriorated credit quality	$581	$470	$115	$154	$33	$-	$-	$1,353

Loans receivables:

Ending balance	$218,085	$472,424	$17,000	$74,573	$69,075	$1,308	$-	$852,465

Ending balance: individually evaluated for impairment	$14,006	$39,461	$1,513	$4,307	$1,850	$-	$-	$61,137

Ending balance: collectively evaluated for impairment	$194,862	$429,355	$13,236	$70,012	$66,613	$1,308	$-	$775,386

Ending balance: loans acquired with deteriorated credit quality	$9,217	$3,608	$2,251	$254	$612	$-	$-	$15,942

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the Bank’s allowance for credit losses and recorded investment in financing receivables for the year ended December 31, 2010. The following table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan type (In Thousands):

		Commerical		Commercial	Home
	Residential	& Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Ending balance	$171	$6,179	$426	$1,286	$204	$18	$133	$8,417

Ending balance: individually evaluated for impairment	$-	$1,656	$-	$449	$2	$-	$-	$2,107

Ending balance: collectively evaluated for impairment	$171	$4,523	$426	$837	$202	$18	$133	$6,310

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-	$-

Loans receivables:

Ending balance	$234,435	$410,212	$17,848	$54,160	$63,603	$1,816	$-	$782,074

Ending balance: individually evaluated for impairment	$89	$27,422	$2,910	$2,809	$372	$-	$-	$33,602

Ending balance: collectively evaluated for impairment	$219,795	$379,907	$14,938	$51,275	$63,231	$1,816	$-	$730,962

Ending balance: loans acquired with deteriorated credit quality	$14,551	$2,883	$-	$76	$-	$-	$-	$17,510

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the activity in the Bank’s allowance for credit losses for the year ended December 31, 2010 (In Thousands):

Year Ended December 31,
2010

Balance at beginning of period	$6,644

Charge-offs	689

Recoveries	12
Net charge-offs	677
Provisions charged to operations	2,450
Ending balance	$8,417

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The table below sets forth the amounts and types of non-accrual loans in the Bank’s loan portfolio, at December 31, 2012 and 2011 , respectively. Loans are placed on non-accrual status when they become more than 90 days delinquent, or when the collection of principal and/or interest become doubtful.  As of December 31, 2012 and 2011, non-accrual  loans differed from the amount of total  loans past due greater than 90 days due to  troubled debt restructuring of loans which are maintained on non-accrual status for a minimum of six months until the borrower has demonstrated its ability to satisfy the terms of the restructured loan.

	Years Ended December 31,
	2012	2011
	(Dollars in Thousands)
Non-accruing loans:
Residential	$2,163	$15,511
Construction	130	4,040
Commerical business	3,159	4,265
Commercial and multi-family(1)	13,043	22,280
Home equity(2)	1,564	1,729
Consumer	—	—
Total	$20,059	$47,825

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

-

Had non-accrual loans been performing in accordance with their original terms, the interest income recognized for the years ended December 31, 2012, 2011 and 2010 would have been approximately $1.06 million, $2.85 million and $1.95 million, respectively. Interest income recognized on such loans was approximately $649,000, $968,000 and $280,000 respectively. The Bank is not committed to lend additional funds to the borrowers whose loans have been placed on a nonaccrual status. At December 31, 2012, there were $2.84 million in loans which were more than ninety days past due and still accruing interest.

During 2012, the Bank sold approximately $25.9 million of non-performing loans for the purposes of eliminating future carrying costs associated with these non-interest earning assets and improving the overall quality of the loan portfolio. The sale of this sub-set of the non-performing loan portfolio for approximately $15.1 million in cash proceeds resulted in a pre-tax loss of approximately $10.8 million. The loans sold consisted of $14.6 million of commercial and multi-family real estate loans, $9.1 million in residential mortgage loans, $1.1 million of home equity loans, $781,000 of commercial business loans, and $313,000 of construction loans.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table summarizes information in regards to impaired loans by loan portfolio class for the year ended December 31, 2012 and average recorded investment and actual interest income recognized for the twelve months ended December 31, 2012 (In Thousands):

	Recorded	Unpaid Principle	Related	Avearge Recorded	Interest Income
	Investment	Recognized	Allowance	Investment	Recognized
With no related allowance recorded:

Residential Mortgages	$6,147	$6,147	$-	$5,684	$215
Commercial and Multi-family	13,827	13,827	-	20,230	503
Construction	-	-	-	1,174	102
Commercial Business (1)	2,550	2,550	-	2,559	69
Home Equity (2)	1,959	1,959	-	1,927	43
Consumer	-	-	-	2	-
	$24,483	$24,483	$-	$31,576	$932
With an allowance recorded:

Residential Mortgages	$7,638	$7,638	$497	$8,817	$480
Commercial and Multi-family	13,203	13,203	1,061	12,886	588
Construction	130	130	96	180	6
Commercial Business (1)	1,378	1,378	353	2,330	31
Home Equity (2)	738	738	113	616	28
Consumer	-	-	-	48	-

Total:	$23,087	$23,087	$2,120	$24,877	$1,133

Residential Mortgages	$13,785	$13,785	$497	$14,501	$695
Commercial and Multi-family	27,030	27,030	1,061	33,116	1,091
Construction	130	130	96	1,354	108
Commercial Business (1)	3,928	3,928	353	4,889	100
Home Equity (2)	2,697	2,697	113	2,543	71
Consumer	-	-	-	50	-

Total:	$47,570	$47,570	$2,120	$56,453	$2,065

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table summarizes information in regards to impaired loans by loan portfolio class for the year ended December 31, 2011 and average recorded investment and actual interest income recognized for the twelve months ended December 31, 2011 (In Thousands):

	Recorded	Unpaid Principle	Related	Avearge Recorded	Interest Income
	Investment	Recognized	Allowance	Investment	Recognized
With no related allowance recorded:

Residential Mortgages	$6,142	$6,142	$-	$3,370	$157
Commercial and Multi-family	23,417	23,417	-	22,910	793
Construction	1,513	1,513	-	2,415	19
Commercial Business (1)	2,366	2,366	-	1,653	94
Home Equity (2)	1,301	1,301	-	711	52
Consumer	-	-	-	-	-
	$34,739	$34,739	$-	$31,059	$1,115
With an allowance recorded:

Residential Mortgages	$7,864	$7,864	$550	$3,945	$303
Commercial and Multi-family	16,044	16,044	2,674	15,447	582
Construction	-	-	-	330	-
Commercial Business (1)	1,941	1,941	95	2,019	24
Home Equity (2)	549	549	72	411	19
Consumer	-	-	-	-	-

Total:	$26,398	$26,398	$3,391	$22,152	$928

Residential Mortgages	$14,006	$14,006	$550	$7,315	$460
Commercial and Multi-family	39,461	39,461	2,674	38,357	1,375
Construction	1,513	1,513	-	2,745	19
Commercial Business (1)	4,307	4,307	95	3,672	118
Home Equity (2)	1,850	1,850	72	1,122	71
Consumer	-	-	-	-	-

Total:	$61,137	$61,137	$3,391	$53,211	$2,043

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

During the year ended December 31, 2010, the average balance of impaired loans was $29.5 million and interest income recognized on impaired loans was $2.11 million.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

A troubled debt restructuring (“TDR”) is a loan that has been modified whereby the Bank has agreed to make certain concessions to a borrower to meet the needs of both the borrower and the Bank to maximize the ultimate recovery of a loan. TDR occurs when a borrower is experiencing, or is expected to experience, financial difficulties and the loan is modified using a modification that would otherwise not be granted to the borrower. The types of concessions granted are generally included, but not limited to interest rate reductions, limitations on the accrued interest charged, term extensions, and deferment of principal.

The following table summarizes information in regards to troubled debt restructurings for the years ended December 31, 2012 and 2011, (In thousands):

		Pre-Modification Outstanding	Post-Modification Outstanding
Year Ended December 31, 2012	Number of Contracts	Recorded Investments	Recorded Investments

Residential	13	$4,440	$4,440
Commercial and multi-family	14	$8,384	$8,384
Commercial business	1	$531	$531
Home equity	6	$534	$534

		Pre-Modification Outstanding	Post-Modification Outstanding
Year Ended December 31, 2011	Number of Contracts	Recorded Investments	Recorded Investments

Residential	20	$5,985	$5,985
Commercial and multi-family	12	$5,368	$5,368
Home equity	2	$470	$470

The loans included above are considered TDRs as a result of the Bank implementing one or more of the following concessions: granting a material extension of time, issuing a forbearance agreement, adjusting the interest rate to a below market rate, accepting interest only for a period of time or a change in amortization period. As of December 31, 2012 and 2011, TDRs totaled $13.9 million and $11.8 million, respectively. All TDRs were considered impaired and therefore were individually evaluated for impairment in the calculation of the allowance for loan losses. Prior to their classification as TDRs, certain of these loans had been collectively evaluated for impairment in the calculation of the allowance for loan losses.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table summarizes information in regards to troubled debt restructurings for which there was a payment default, within twelve months of restructuring, (In thousands):

Year Ended December 31, 2012	Number of Contracts	Recorded Investment

Residential	3	$395
Commercial and multi-family	2	$1,109

Year Ended December 31, 2011	Number of Contracts	Recorded Investment

Residential	2	$506
Commercial and multi-family	2	$1,429

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the delinquency status of total loans receivable at December 31, 2012.

F

	As of December 31, 2012
							Loans Receivable
	30-59 Days	60-90 Days	Greater Than	Total Past		Total Loans	>90 Days
	Past Due	Past Due	90 Days	Due	Current	Receivable	and Accruing
	(In Thousands)

Residential	$7,566	$1,941	$2,348	$11,855	$191,071	$202,926	$1,223
Commercial and multi-family	23,816	5,245	9,275	38,336	549,932	588,268	1,386
Construction	2,537	1,174	130	3,841	19,469	23,310	—
Commercial business(1)	1,495	152	1,514	3,161	56,507	59,668	—
Home equity(2)	1,380	717	1,516	3,613	56,780	60,393	227
Consumer	—	—	—	—	1,634	1,634	—
Total	$36,794	$9,229	$14,783	$60,806	$875,393	$936,199	$2,836

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

The following table sets forth the delinquency status of total loans receivable at December 31, 2011.

	As of December 31, 2011
							Loans Receivable
	30-59 Days	60-90 Days	Greater Than	Total Past		Total Loans	>90 Days
	Past Due	Past Due	90 Days	Due	Current	Receivable	and Accruing
	(In Thousands)

Residential	$6,166	$2,495	$11,847	$20,508	$197,577	$218,085	$—
Commercial and multi-family	16,997	6,340	21,080	44,417	428,007	472,424	—
Construction	3,688	130	3,660	7,478	9,522	17,000	—
Commercial business(1)	536	—	1,785	2,321	72,252	74,573	—
Home equity(2)	2,474	1,018	1,181	4,673	64,402	69,075	—
Consumer	33	10	—	43	1,265	1,308	—
Total	$29,894	$9,993	$39,553	$79,440	$773,025	$852,465	$—

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table presents the loan portfolio types summarized by the aggregate pass rating and the classified ratings of special mention, substandard, doubtful, and loss within the Company’s internal risk rating system as of December 31, 2012:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Residential	$190,054	$6,300	$5,653	$919	$-	$202,926
Commercial and multi-family	556,814	15,036	13,206	3,212	-	588,268
Construction	22,739	-	441	130	-	23,310
Commercial business(1)	54,100	2,696	1,452	1,420	-	59,668
Home equity(2)	57,857	1,091	1,445	-	-	60,393
Consumer	1,598	-	36	-	-	1,634
Total	$883,162	$25,123	$22,233	$5,681	$-	$936,199

The following table presents the loan portfolio types summarized by the aggregate pass rating and the classified ratings of special mention, substandard, doubtful, and loss within the Company’s internal risk rating system as of December 31, 2011:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Residential	$203,317	$5,316	$7,632	$1,437	$383	$218,085
Commercial and multi-family	426,983	19,620	23,618	2,203	-	472,424
Construction	13,697	-	2,619	684	-	17,000
Commercial business(1)	67,593	2,827	1,245	2,784	124	74,573
Home equity(2)	67,126	468	1,412	-	69	69,075
Consumer	1,308	-	-	-	-	1,308
Total	$780,024	$28,231	$36,526	$7,108	$576	$852,465

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipmentt

Note 7 - Premises and Equipment

December 31,
2012	2011
(In Thousands)

Land	$ 1,837	$ 1,837
Buildings and improvements	11,490	11,080
Leasehold improvements	1,208	1,053
Furniture, fixtures and equipment	4,031	3,462

	18,566	17,432
Accumulated depreciation and amortization	(4,998)	(3,856)

	$ 13,568	$ 13,576

Buildings and improvements include a building constructed on property leased from a related party (see Note 3).

Rental expenses related to the occupancy of premises and related shared costs for common areas totaled $1,229,000,  $987,000 and $693,000 for the years ended December 31, 2012, 2011, and 2010, respectively. The minimum obligation under non-cancelable lease agreements expiring through April 30, 2031, for each of the years ended December 31 is as follows (in thousands):

2013	$1,007
2014	916
2015	725
2016	737
2017	663
Thereafter	3,912

$7,960

Interest Receivable	12 Months Ended
Dec. 31, 2012
Interest Receivable [Abstract]
Interest Receivable	Note 8 - Interest Receivable
December 31,
2012	2011
(In Thousands)

Loans	$ 3,509	$ 4,181
Securities	554	816

	$ 4,063	$ 4,997

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 9 - Deposits

	December 31,
	2012	2011
	(In Thousands)

Demand:
Non-interest bearing	$85,950	$78,589
NOW	120,765	112,605
Money market	63,834	67,592
	270,549	258,786

Savings and club	256,769	265,546
Certificates of deposit	413,468	453,291

	$940,786	$977,623

At December 31, 2012 and 2011, certificates of deposit of $100,000 or more totaled approximately $234.6 million and $255.2 million respectively.

The scheduled maturities of certificates of deposit at December 31, 2012, were as follows (In thousands):

Amount

2013	$ 286,161
2014	72,881
2015	20,942
2016	18,278
2017	15,008
Thereafter	198
$ 413,468

Short-Term Borrowings and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Long-Term Debt [Abstract]
Short-Term Borrowings and Long-Term Debt

Note 10 - Short-Term Borrowings and Long-Term Debt

Long-term debt consists of the following:

		December 31,
		2012		2011
		Weighted Average Rate	Amount	Weighted Average Rate	Amount
Federal Home Loan Bank Advances:
	Maturing by December 31,

	2013	0.31	$17,000,000	-	$-
	2016	4.28	55,000,000	4.28	57,000,000
	2017	4.39	55,000,000	4.37	56,500,000
	2018	-	-	2.51	10,500,000

		3.75%	127,000,000	4.33%	124,000,000
(1) Fair Value Adjustments
			-		1,406,986

			$127,000,000		$125,406,986

(1)

Fair value adjustments represents the difference between the fair market value and the book value of the $10.5 million of FHLB advances acquired from Allegiance Community Bank acquisition based on pricing from the Federal Home Loan Bank of New York at date of acquisition. The adjustment is being amortized over the life of the acquired advances. During the first quarter of 2012, this advance was prepaid along with a prepayment penalty of $49,000.

Beginning September 7, 2010, the Federal Home Loan Bank of New York (“FHLBNY”) replaced the existing Overnight Repricing Advance Program and its associated companion products, the Overnight Line of Credit (“OLOC”), OLOC Plus, OLOC Companion, and OLOC Companion Plus with the new Overnight Advance. The new Overnight advance permits the Bank to borrow overnight up to its maximum borrowing capacity at the FHLBNY. The Bank is no longer restricted to the previous borrowing limits of 10% (OLOC) or up to 20% (OLOC Plus) of total assets. At December 31, 2012, the Bank’s total credit exposure cannot exceed 50% of its total assets, or $585,679,000, based on the borrowing limitations outlined in the Federal Home Loan Bank of New York’s member products guide. The total credit exposure limit of 50% of total assets is recalculated each quarter.

		2012		2011
		Coupon Rate	Amount	Coupon Rate	Amount
Trust preferred junior subordinated debenture:
	Maturing by December 31,

	2034	2.958%	$4,124,000	3.21%	$4,124,000

The Trust Preferred floating rate junior subordinated debenture matures on June 17, 2034; interest rate adjusts quarterly to LIBOR plus 2.65%, the rate paid as of December 31, 2012 was 2.958%.

Note 10 - Short-Term Borrowings and Long-Term Debt (Continued)

The trust preferred debenture became callable, at the Company’s option, on June 17, 2009, and quarterly thereafter.

Additional information regarding short-term borrowings is as follows:

	December 31,
	2012	2011	2010
	(In Thousands)

Average balance outstanding during the year	$145	$-	$-
Highest month-end balance during the year	$17,000	$-	$-
Average interest rate during the year	0.31%	$-	$-
Weighted average interest rate at year-end	0.31%	$-	$-

At December 31, 2012 and 2011 securities held to maturity with carrying values of approximately $133.9 million and $139.2 million, respectively, were pledged to secure the above noted Federal Home Loan Bank of New York borrowings. In addition, there was a blanket pledge on the residential mortgage portfolio at December 31, 2011.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters

   Note 11 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Bank.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. The Holding Company’s capital adequacy guidelines are not materially different than the capital adequacy guidelines for the Bank.

Quantitative measures, established by regulation to ensure capital adequacy, require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations), to risk-weighted assets, (as defined), and of Tier 1 capital to average assets (as defined).  The following table presents information as to the Bank’s capital levels.

Note 11 - Regulatory Matters (Continued)

Actual		For Capital Adequacy Purposes		To be Well Capitalized under Prompt Corrective Action Provisions
Amount	Ratio	Amount	Ratio	Amount	Ratio
(Dollars in Thousands)

As of December 31, 2012:
Total capital (to risk-weighted assets)	$ 105,233	14.03%	$ 59,991	³8.00%	$ 74,988	³10.00%
Tier 1 capital (to risk-weighted assets)	95,845	12.78	29,995	4.00	44,993	³ 6.00
Tier 1 capital (to average assets)	95,845	8.38	45,741	³4.00	57,177	³ 5.00

As of December 31, 2011:
Total capital (to risk-weighted assets)	$ 112,802	16.42%	$ 54,960	³8.00%	$ 68,699	³10.00%
Tier 1 capital (to risk-weighted assets)	105,376	15.34	27,480	4.00	41,219	³ 6.00
Tier 1 capital (to average assets)	105,376	8.66	48,646	³4.00	60,808	³ 5.00

As of December 31, 2012 and 2011, the most recent notification from the Bank’s regulators categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. There are no conditions or events occurring since that notification that management believes have changed the Bank’s category.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefits Plans [Abstract]
Benefit Plans

Note 12- Benefits Plans

Pension Plan

The Company acquired through the merger with Pamrapo Bancorp, Inc. a non-contributory defined benefit pension plan covering all eligible employees of Pamrapo Savings Bank. Effective January 1, 2010, the defined benefit pension plan (“Pension Plan”), was frozen by Pamrapo Savings Bank. All benefits for eligible participants accrued in the Pension Plan to the freeze date have been retained. The benefits are based on years of service and employee’s compensation. The Pension Plan is funded in conformity with funding requirements of applicable government regulations. Prior service costs for the Pension Plan generally are amortized over the estimated remaining service periods of employees.

Note 12 - Benefits Plans

The following tables set forth the Plan's funded status at December 31, 2012 and 2011 and components of net periodic pension cost for the years ended December 31, 2012 and 2011:

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$10,338	$8,723
Interest Cost	444	469
Actuarial loss	454	1,807
Benefits paid	(514)	(503)
Settlements	(752)	(158)
Benefit obligation, ending	$9,970	$10,338

Change in Plan Assets:

Fair value of assets, beginning of year	$4,973	$4,746
Actual return on plan assets	597	76
Employer contributions	2,700	812
Benefits paid	(514)	(503)
Settlements	(752)	(158)

Fair value of assets, ending	$7,004	$4,973

Reconciliation of Funded Status:

Accumulated benefit obligation	$9,970	$10,338

Projected benefit obligation	$9,970	$10,338

Fair value of assets	(7,004)	(4,973)

Funded status, included in other liabilities	$(2,996)	$(5,365)

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Note 12 - Benefits Plans (Continued)

Net Periodic Pension Expense:	December 31,
	2012	2011
	(In Thousands)

Interest cost	$444	$469
Expected return on assets	(463)	(375)
Amortization of net (gain) or loss	63	-
Settlement loss	164	-

Net Periodic Pension Cost	$208	$94

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%
Long term rate of return on plan assets	8.00%	8.00%
Salary Increase Rate	N/A	N/A

At December 31, 2012 and December 31, 2011, unrecognized net loss of $(2,187,000) and $(2,094,000), respectively, was included, net of deferred income tax, in accumulated other comprehensive loss in accordance with ASC 715-20 and ASC 715-30. We expect $73,000 of the unrecognized net loss to be recognized in net periodic pension expense for the year ended December 31, 2013.

Note 12 - Benefits Plan (Continued)

Plan Assets

Investment Policies and Strategies

The primary long-term objective for the Plan is to maintain assets at a level that will sufficiently cover future beneficiary obligations. The Plan will be structured to include a volatility reducing component (the fixed income commitment) and a growth component (the equity commitment).

To achieve the Plan Sponsor’s long-term investment objectives, the Trustee will invest the assets of the Plan in a diversified combination of asset classes, investment strategies, and pooled vehicles. The asset allocation guidelines in the table below reflect the Bank’s risk tolerance and long-term objectives for the Plan. These parameters will be reviewed on a regular basis and subject to change following discussions between the Bank and the Trustee.

Initially, the following asset allocation targets and ranges will guide the Trustee in structuring the overall allocation in the Plan’s investment portfolio. The Bank or the Trustee may amend these allocations to reflect the most appropriate standards consistent with changing circumstances. Any such fundamental amendments in  strategy will be discussed between the Bank and the Trustee prior to implementation.

Based on the above considerations, the following asset allocation ranges will be implemented:

Asset Allocation Parameters by Asset Class
	Minimum	Target	Maximum
Equity
Large-Cap U.S.		26%
Mid/Small-Cap U.S.		12%
Non-U.S.		12%
Total-Equity	40%	50%	60%

Fixed Income
Long Duration		47%
Money Market/Certificates of Deposit		3%
Total-Fixed Income	40%	50%	60%

The parameters for each asset class provide the Trustee with the latitude for managing the Plan within a minimum and maximum range. The Trustee will have full discretion to buy, sell, invest and reinvest in these asset segments based on these guidelines which includes allowing the underlying investments to fluctuate within the stated policy ranges. The Plan will maintain a cash equivalents component (not to exceed 3% under normal circumstances) within the fixed income allocation for liquidity purposes.

The Trustee will monitor the actual asset segment exposures of the Plan on a regular basis and, periodically, may adjust the asset allocation within the ranges set forth above as it deems appropriate. Periodic reallocations of assets will be based on the Trustee’s perception of the changing risk/return opportunities of the respective asset classes.

Determination of Long-Term Rate–of Return

The long-term rate-of-return-on assets assumption was set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the plan’s target allocation of asset classes. Equities and fixed income securities were assumed to earn real rates of return in the ranges of 5-9% and 2-6%, respectively. The long-term inflation rate was estimated to be 3%. When these overall return expectations are applied to the Plan’s target allocation, the result is an expected rate of return of 7% to 11%.

Note 12 - Benefits Plan (Continued)

The fair values of the Company’s pension plan assets at December 31, 2012, by asset category (see Note 16 for the definitions of levels), are as follows:

Asset Category	Total	(Level 1)		(Level 2)		(Level 3)

Mutual funds-Equity
Large-Cap Value (a)	$766,221	$766,221	$		$
Mid-Cap Value (b)	385,766	385,766		-		-
Small-Cap Value (c)	367,800	367,800		-		-
Foreign Large Growth (d)	230,043	230,043		-		-

Mutual Funds-Fixed Income
World Bond (e)	793,273	793,273		-		-
Intermediate Government (f)	727,626	727,626		-		-
Inflation Protected (g)	666,735	666,735		-		-

Mutual Funds-Asset Allocation/Balanced
Conservative Allocation (h)	2,219,131	2,219,131		-		-
World Allocation (i)	340,332	340,332		-		-

Stock
BCB Common Stock	477,225	477,225		-		-

Cash Equivalents
Money Market	$30,348	$30,348		$-		$-

Total	$7,004,500	$7,004,500		$-		$-

Note 12 - Benefits Plan (Continued)

(a)

Large-value portfolios invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow.

(b)

Some mid-cap value portfolios focus on medium-size companies while others land here because they own a mix of small-, mid-, and large-cap stocks. All look for U.S. stocks that are less expensive or growing more slowly than the market. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

(c)

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

(d)

Foreign large-growth portfolios focus on high-priced growth stocks, mainly outside of the United States. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). These portfolios typically will have less than 20% of assets invested in U.S. stocks.

(e)

World-bond portfolios invest 40% or more of their assets in foreign bonds. Some world-bond portfolios follow a conservative approach, favoring  high-quality bonds from developed markets. Others are more adventurous and own some lower-quality bonds from developed or emerging markets. Some portfolios invest exclusively outside the U.S., while others regularly invest in both U.S. and non- U.S. bonds.

(f)

Intermediate-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debit. These portfolios have durations typically between 3.5 and 6.0 years. Consequently, the group’s performance-and its level of volatility- tends to fall between that of the short government and long government bond categories.

(g)

Inflation-protected bond portfolios invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities.

(h)

Conservative-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold smaller positions in stocks than moderate-allocation portfolios. These portfolios typically have 20% to 50% of assets in equities and 50% to 80% of assets in fixed income and cash.

(i)

World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

The Company expects to contribute, based upon actuarial estimates, approximately $330,000 to the pension plan in 2013.

Benefit payments are expected to be paid for the years ended December 31 as follows (In thousands):

2013	$ 587
2014	591
2015	586
2016	596
2017	590
2018-2022	2,977

Note 12 - Benefits Plan (Continued)

The fair values of the Company’s pension plan assets at December 31, 2011, by asset category (see Note 16 for the definitions of levels), are as follows:

Asset Category	Total	(Level 1)		(Level 2)		(Level 3)

Mutual funds-Equity
Large-Cap Value (a)	$266,863	$266,863	$		$
Large-Cap Core (b)	327,673	327,673		-		-
Mid-Cap Core (c)	-	-		-		-
Small-Cap Core (d)	158,806	158,806		-		-
International Cap (e)	277,059	277,059		-		-

Mutual Funds-Fixed Income
US Core (f)	519,981	519,981		-		-
Core Plus (g)	-	-		-		-

Common/Collective Trusts-Equity
Large-Cap Value (i)	286,944	-		286,944		-
Large-Cap Growth (j)	525,035	-		525,035		-
International Core (k)	272,948	-		272,948		-

Exchange Traded Funds
Fixed Income (h)	537,986	537,986		-		-

Stock
BCB Common Stock	494,410	494,410		-		-

Cash Equivalents
Money Market	14,637	14,637		-		-
BCB Bank CD	$1,290,457	$-		$1,290,457		$-

Total	$4,972,799	$2,597,415		$2,375,384		$-

(a)	This category consists of a mutual fund holding 100-160 stocks, designed to track and outperform the Russell 1000 Value Index.
(b)	This category contains stocks of the S&P 500 Index. The stocks are maintained in approximately the same weightings as the index.
(c)	This category contains stocks of the MSCI U.S. Mid Cap 450 Index. The stocks are maintained in approximately the same weightings as the index.
(d)	This category consists of 400 or more small and micro-cap companies, with as much as 25% invested in non-U.S. equities.
(e)	This category consists of investments with long-term growth potential located primarily in Europe and the Pacific Basin, with a smaller portion located in developing economies.
(f)	This category consists of mutual funds that invest in long-term treasury and investment grade corporate bond securities with a dollar-weighted average maturity of 15 to 30 years.
(g)

This category consists of a diversified portfolio of bonds and other fixed income securities, including mortgage-related and asset backed securities. Up to 15% may be invested in below investment grade domestic and foreign securities.

(h)	This category consists of an exchange traded fund (ETF) that seeks to approximate the total rate of return of the Barclays Capital U.S. 20+ Year Treasury Bond Index.
(i)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
(j)	This category consists of a portfolio of between 45 and 65 stocks that will typically overweight technology and health care.
(k)	This category consists of a portfolio of over 200 stocks in non-U.S. domiciled companies, with up to 35% invested in emerging markets.

Note 12 - Benefits Plan (Continued)

Supplemental Executive Retirement Plan

The Company acquired through the merger with Pamrapo Bancorp, Inc. a supplemental executive retirement plan (“SERP”) in which certain former employees of Pamrapo Bank are covered. A SERP is an unfunded non-qualified deferred retirement plan.  Participants who retire at the age of 65 (the “Normal Retirement Age”), are entitled to an annual retirement benefit equal to 75% of compensation reduced by their retirement plan annual benefits. Participants retiring before the Normal Retirement Age receive the same benefits reduced by a percentage based on years of service to the Company and the number of years prior to the Normal Retirement Age that participants retire.

The following tables set forth the SERP's funded status and components of net periodic SERP cost:

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$511	$596
Interest Cost	21	29
Actuarial loss	16	25
Benefits paid	(74)	(139)
Benefit obligation, ending	$474	$511

Change in Plan Assets:

Fair value of assets, beginning of year	$-	$-
Employer contributions	74	139
Benefits paid	(74)	(139)

Fair value of assets, ending	$-	$-

Reconciliation of Funded Status:

Accumulated benefit obligation	$474	$511

Projected benefit obligation	$474	$511

Fair value of assets	-	-

Funded status, included in other liabilities	$474	$511

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Note 12 - Benefits Plan (Continued)

	December 31,
Net Periodic SERP Expense:	2012	2011
	(In Thousands)

Interest Cost	$21	$29

Net Periodic SERP Cost	$21	$29

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%

Rate of increase in compensation	N/A	N/A	%

At December 31, 2012 and December 31, 2011, unrecognized net loss of $46,000 and $30,000, respectively, was included, net of deferred income tax, in accumulated other comprehensive income in accordance with ASC 715-20 and ASC 715-30. None of the unrecognized net loss is expected to be recognized in net periodic SERP cost for the year ended December 31, 2012.

The Company expects to contribute, based upon actuarial estimates, approximately $62,000 to the SERP plan in 2013.

Benefit payments are expected to be paid for the years ended December 31 as follows (In thousands):

2013 $ 62 2014 62 2015 62 2016 62 2017 62 2018-2022 218

Note 12 - Benefits Plan (Continued)

Stock Options

The Company has three stock-related compensation plans, the 2002 Stock Option Plan, 2003 Stock Option Plan, and the 2011 Stock Option Plan (the “Plans”). All stock options granted have a ten year term. For the 2002 Stock Option Plan and the 2003 Stock Option Plan all shares granted have vested and all but 5,469 options authorized under the Plans have been granted as of December 31, 2012. For the 2011 Stock Option Plan, stock option awards vest at a rate of 10% per year, over ten years commencing on the first anniversary of the grant date. As of December 31, 2012, 60,000 options had been granted, with 840,000 shares authorized under the Plan remaining to be granted. During the years ended December 31, 2012 and 2011, the Company recorded $24,000 and $12,000, respectively, as stock option compensation expense. During the year ended December 31, 2010, the Company recorded no share-based compensation expense.

A summary of stock option activity, adjusted to retroactively reflect subsequent stock dividends, follows:

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (000's)

Outstanding at December 31, 2010	289,613	$5.29-$29.25	$ 12.00

Options forfeited	(3,000)	29.25	29.25
Options exercised	(28,637)	8.26	8.26		$ 70
Options granted	60,000	8.93	8.93
Options expired	-	-	-

Outstanding at December 31, 2011	317,976	$5.29-$29.25	11.61	4.46 years	231

Options forfeited	(11,000)	8.93-29.25	17.06
Options exercised	(29,661)	5.29-9.34	6.01		131
Options granted	-	-	-
Options expired	(3,019)	5.29-15.11	11.80

Outstanding at December 31, 2012	274,296	$8.93-$29.25	11.97	2.96 years	34

Exercisable at December 31, 2012	224,796	$8.93-$29.25	12.64	1.71 years	6

Note 12 - Benefits Plan (Continued)

The key valuation assumptions and fair value of stock options granted during the year ended December 31, 2011 were:

Expected life	7.25 years
Risk-free interest rate	1.44%
Volatility	29.80%
Dividend yield	4.71%
Fair value	$ 1.49

It is Company policy to issue new shares upon share option exercise. Expected future compensation expense relating to the 49,500 unexercisable options outstanding as of December 31, 2012 is $54,000 over a weighted average period of 8.75 years.

Dividend Restrictions	12 Months Ended
Dec. 31, 2012
Dividend Restrictions [Abstract]
Dividend Restrictions

Note 13 - Dividend Restrictions

Payment of cash dividends on common stock is conditional on earnings, financial condition, cash needs, capital considerations, the discretion of the Board of Directors, and compliance with regulatory requirements.  State and federal law and regulations impose substantial limitations on the Bank’s ability to pay dividends to the Company.  Under New Jersey law, the Bank is permitted to declare dividends on its common stock only if, after payment of the dividend, the capital stock of the Bank will be unimpaired and either the Bank will have a surplus of not less than 50% of its capital stock or the payment of the dividend will not reduce the Bank’s surplus. During 2012, 2011 and 2010, the Bank paid the Company total dividends of $15,745,000,  $9,611,000,  and $5,334,000 respectively. The Company’s ability to declare dividends is dependent upon the amount of dividends declared by the Bank.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 14 - Income Taxes

The components of income tax (benefit) expense are summarized as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)

Current income tax expense (benefit):
Federal	$(2,366)	$4,382	$1,982
State	263	836	(136)

	(2,103)	5,218	1,846

Deferred income tax expense (benefit):
Federal	802	(1,592)	5
State	(951)	(253)	(346)

	(149)	(1,845)	(341)

Total Income Tax (Benefit) Expense	$(2,252)	$3,373	$1,505

Note 14 - Income Taxes (Continued)

The tax effects of existing temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities are as follows:

	December 31,
	2012	2011
Deferred income tax assets:
Allowance for loan losses	$5,537	$4,822
Other real estate owned expenses	435	-
Depreciation	137	199
Other than temporary impairment on security	1,191	1,191
Non-accrual interest	455	397
Benefit Plans	424	1,530
Benefit Plan-accumulated other comprehensive loss	912	868
Valuation adjustment on loans receivable acquired	812	1,677
Valuation adjustment on securities	371	-
Valuation adjustment on time deposits acquired	138	347
Valuation adjustment on borrowings acquired	-	575
Net operating loss carry forwards (net of valuation allowances)	1,069	345
Unrealized loss on securities available for sale	-	21
Other	134	318

	11,615	12,290

Deferred income tax liabilities:

Unrealized gain on securities available for sale	59	-
Valuation adjustment on securities	-	748
Valuation adjustment on premises and equipment acquired	1,503	1,602

	1,562	2,350

Net Deferred Tax Asset	$10,053	$9,940

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. In making this assessment, management has considered the profitability of current core operations, future market growth, forecasted earnings, future taxable income, and ongoing, feasible and permissible tax planning strategies. If the Company was to determine that it would not be able to realize a portion of its net deferred tax asset in the future for which there is currently no valuation allowance, an adjustment to the net deferred tax asset would be charged to earnings in the period such determination was made. Conversely, if the Company was to make a determination that it is more likely than not that the deferred tax assets for which there is a valuation allowance would be realized, the related valuation allowance would be reduced and a benefit to earnings would be recorded. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and carry forwards are available.

At December 31, 2012, gross deferred tax assets related to net operating loss carry forwards totaled $1,128,000, consisting of $345,000 of federal assets acquired in the 2011 acquisition of Allegiance, $724,000 in state assets related to the Bank, and $59,000 in state assets related to the stand-alone Company. Comparable amounts at December 31, 2011, were gross deferred tax assets of $432,000 consisting of $345,000 of federal assets acquired in the Allegiance acquisition, $37,000 in state assets related to the Bank, and $50,000 in state assets related to the stand-alone Company.

At December 31, 2012 and 2011, the stand-alone Company had $1.0 million and $863,000, respectively, of state net operating loss carry forwards, with related gross deferred tax assets of $59,000 and $50,000, respectively. Due to the uncertainty regarding the ability to realize these carry forwards within the statutory time limits, the related deferred tax asset has been fully offset by valuation allowances of $59,000 and $50,000, respectively, at December 31, 2012 and 2011.

In conjunction with the Company’s acquisition of Allegiance in 2011, the Company acquired a federal net operating loss carry forward of $1.2 million. This carry forward is available for use through 2030; however, in accordance with Internal Revenue Code Section 382, usage of the carry forward is limited to $235,000 annually on a cumulative basis (portions of the $235,000 not used in a particular year may be added to subsequent usage). At December 31, 2012 and 2011, the Company had approximately $987,000 remaining of this federal net operation loss carry forward available to offset future taxable income for federal tax reporting purposes; Based on the current profitability or core operations and expectations that such profitability will continue, the Company’s expects to fully utilize this federal net operation loss carry forward by 2016 ($470,000 in 2013, $235,000 in both 2014 and 2015, and $87,000 in 2016).

Note 14 - Income Taxes (Continued)

At December 31, 2012 and 2011, the Bank had $12.4 million and $635,000, respectively, of state net operating loss carry forwards; the $635,000 at December 31, 2011, which is also included in the December 31, 2012 balance, relates to 2010 and is expected to be recoverable in full via carry forward to a to-be-amended 2011 state tax return. The additional $11.7 million at December 31, 2012, was generated in 2012 and will expire, to the extent not utilized, in 2032. The Bank’s 2012 state net operating loss was the largely the result of two planned transactions designed to enhance the future operations of the Company and the Bank; as discussed in Note 6, the Bank engaged in two bulk sales of impaired loans at a realized loss of $10.8 million. Similar transactions in future periods are not contemplated or anticipated. The Bank, when consolidated with its investment company subsidiary, has generated consistently strong core earnings and projects similarly strong results going forward. The Bank currently employs a state tax planning strategy designed to reduce state taxes by taking advantage of the lower corporate tax rates applicable to investment companies. Accordingly, most of the state taxable income of the consolidated Bank resides in its investment company subsidiary. In order to utilize the 2012 net operating loss of the stand-alone Bank, a portion of the existing strategy will be reversed to increase the level of Bank-consolidated taxable income that will reside in the stand-alone Bank. The expected continuance of the profitable core operations of the consolidated Bank along with the available, feasible and currently in use tax planning strategy will allow full utilization of this net operating loss carry forward.

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 35% in 2012 and 2011 and 34% in 2010 to income before income tax expense:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)

Federal income tax (benefit) expense at statutory rate	$(1,510)	$3,298	$5,382
Increases (reductions) in income taxes resulting from:
State income tax (benefit), net of federal income tax effect	(451)	380	(318)
Merger related items	-	(219)	(4,066)
Other items, net	(291)	(86)	507

Effective Income Tax	$(2,252)	$3,373	$1,505

Effective Income Tax Rate	(52.2)%	35.8%	9.5%

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 15- Commitments and Contingencies

The Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments primarily include commitments to extend credit.  The Bank’s exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for commitments to extend credit, is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Outstanding loan related commitments were as follows:

	December 31,
	2012	2011
	(In Thousands)

Loan origination	$39,093	$39,133
Standby letters of credit	2,414	1,538
Construction loans in process	13,774	3,588
Unused lines of credit	41,824	29,261

	$97,105	$73,520

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty.  Collateral held varies but primarily includes residential real estate properties.

The Company and its subsidiaries also have, in the normal course of business, commitments for services and supplies.  Management does not anticipate losses on any of these transactions.

The Company and its subsidiaries, from time to time, may be party to litigation which arises primarily in the ordinary course of business.  In the opinion of management, the ultimate disposition of such litigation should not have a material effect on the consolidated financial statements.  As of December 31, 2012, the Company and its subsidiaries were not parties to any material litigation.

Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Fair Values of Financial Instruments

Note 16 - Fair Value Measurements and Fair Values of Financial Instruments

Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction on the dates indicated.  The estimated fair value amounts have been measured as of their respective year-ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

ASC Topic 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:  Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets and liabilities measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy are as follows:

Note 16 - Fair Value Measurements and Fair Values of Financial Instruments (Continued)

		(Level 1)	(Level 2)
		Quoted Prices in	Significant	(Level 3)
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
Description	Total	Assets	Inputs	Inputs
As of December 31, 2012:
Securities available for sale — Equity Securities	$1,240	$1,240	$—	$—

As of December 31, 2011:
Securities available for sale — Equity Securities	$1,045	$1,045	$—	$—

For assets and liabilities measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy are as follows:

		(Level 1)	(Level 2)
		Quoted Prices in	Significant	(Level 3)
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
Description	Total	Assets	Inputs	Inputs
As of December 31, 2012:
Impaired loans	$20,967	$—	$—	$20,967
Other Real estate owned	$2,215	$—	$—	$2,215

As of December 31, 2011:
Impaired Loans	$23,007	$—	$—	$23,007
Other Real estate owned	$300	$—	$—	$300

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized adjusted Level 3 inputs to determine fair value, (Dollars in thousands):

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input
December 31, 2012:
Impaired Loans	$20,967	Appraisal of collateral (1)	Appraisal adjustments (2)	0%-10%
			Liquidation expenses (3)	0%-10%
Other Real Estate Owned	$2,215	Appraisal of collateral (1)	Appraisal adjustments (2)	0%-20%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

Note 16 - Fair Value Measurements and Fair Values of Financial Instruments (Continued)

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of the Company’s financial instruments at December 31, 2012 and 2011:

Cash and Cash Equivalents (Carried at Cost)

The carrying amounts reported in the consolidated statements of financial condition for cash and short-term instruments approximate those assets’ fair values.

Securities

The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

Loans Held for Sale (Carried at Lower of Cost or Fair Value)

The fair value of loans held for sale is determined, when possible, using quoted secondary-market prices. If no such quoted prices exist, the fair value of a loan is determined using quoted prices for a similar loan or loans, adjusted for specific attributes of that loan. Loans held for sale are carried at their cost.

Loans Receivable (Carried at Cost)

The fair values of loans, except for certain impaired loans, are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans.  Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal.  Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Impaired Loans (Generally Carried at Fair Value)

Impaired loans are those for which the Company has measured and recorded an impairment generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements. The fair value at December 31, 2012 and 2011 consists of the loan balances of $23,087,000 and $26,398,000, net of a valuation allowance of $2,120,000 and $3,391,000, respectively.

FHLB of New York Stock (Carried at Cost)

The carrying amount of restricted investment in bank stock approximates fair value, and considers the limited marketability of such securities.

Interest Receivable and Payable (Carried at Cost)

The carrying amount of interest receivable and interest payable approximates its fair value.

Deposits (Carried at Cost)

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).  Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Long-Term Debt (Carried at Cost)

Fair values of long-term debt are estimated using discounted cash flow analysis, based on quoted prices for new long-term debt with similar credit risk characteristics, terms and remaining maturity.  These prices obtained from this active market represent a market value that is deemed to represent the transfer price if the liability were assumed by a third party.

Off-Balance Sheet Financial Instruments (Disclosed at Cost)

Fair values for the Bank’s off-balance sheet financial instruments (lending commitments and unused lines of credit) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties’ credit standing. The fair value of these commitments was deemed immaterial and is not presented in the accompanying table.

Note 16 - Fair Value Measurements and Fair Values of Financial Instruments (Continued)

The carrying values and estimated fair values of financial instruments were as follows at December 31, 2012 and 2011:

			Quoted Prices
			in Active	Significant	Significant
	Carrying		Markets for Identical Assets	Other Observable Inputs	Unobservable Inputs
	Value	Fair Value	(Level 1)	(Level 2)	(Level 3)

	(In Thousands)

Financial assets:
Cash and cash equivalents	$35,133	$35,133	$35,133	$-	$-
Securities available for sale	1,240	1,240	1,240	-	-
Securities held to maturity	164,648	171,603	-	171,603	-
Loans held for sale	1,602	1,637	-	1,637	-
Loans receivable	922,301	975,835	-	-	975,835
FHLB of New York stock	7,698	7,698	-	7,698	-
Interest receivable	4,063	4,063	-	4,063	-

Financial liabilities:
Deposits	940,786	944,960	527,318	417,642	-
FHLB Borrowings	131,124	144,211	-	144,211	-
Interest payable	789	789	-	789	-

	December 31,
	2011
	Carrying
	Value	Fair Value

Financial assets:
Cash and cash equivalents	$117,087	$117,087
Securities available for sale	1,045	1,045
Securities held to maturity	206,965	213,903
Loans held for sale	5,856	6,020
Loans receivable	840,763	890,215
FHLB of New York stock	7,498	7,498
Interest receivable	4,997	4,997

Financial liabilities:
Deposits	977,623	982,500
Long-term debt	129,531	141,108
Interest payable	813	813

Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss [Abstract]
Comprehensive Income (Loss)

Note 17- Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss included in stockholders' equity are as follows:

	At December 31,
	2012	2011
	(In Thousands)

Net unrealized gain (loss) on securities available for sale	$143	$(52)
Tax effect	(59)	21
Net of tax amount	84	(31)

Benefit plan adjustments	(2,231)	(2,124)
Tax effect	912	868
Net of tax amount	(1,319)	(1,256)

Accumualted other comprehensive loss	$(1,235)	$(1,287)

Parent Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Only Condensed Financial Information [Abstract]
Parent Only Condensed Financial Information

Note 18- Parent Only Condensed Financial Information

STATEMENTS OF FINANCIAL CONDITION
	Years Ended December 31,
	2012	2011
	(In Thousands)

Assets

Cash and due from banks	$1,052	$-
Investment in subsidiaries	95,037	104,088
Restricted common stock	124	124
Other assets	58	36

Total assets	96,271	104,248

Liabilities and Stockholders' Equity
Liabilities
Long-term debt	$4,124	$4,124
Other Liabilities	566	76

Total Liabilities	4,690	4,200

Stockholder's Equity	91,581	100,048

Total Liabilities and Stockholders' Equity	$96,271	$104,248

Note 18- Parent Only Condensed Financial Information (Continued)

STATEMENTS OF OPERATIONS
	Years Ended December 31,
	2012	2011	2010
		(In Thousands)

Dividends from Bank subsidiary	$15,745	$9,611	$5,334
Total Income	15,745	9,611	5,334

Interest expense, borrowed money	128	120	122
Other	37	(17)	60
Total Expense	165	103	182

Income before Income Tax Expense (Benefit) and Equity in Undistributed Earnings (Losses) of Subsidiaries	15,580	9,508	5,152
Income tax expense (benefit)	(55)	97	120

Income before Equity in Undistributed (Losses) Earnings of Subsidiaries	15,635	9,411	5,032

Equity in undistributed (losses) earnings of Subsidiaries	(17,697)	(3,360)	9,294

Net (Loss) Income	$(2,062)	$6,051	$14,326

Note 18 - Parent Only Condensed Financial Information (Continued)

STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2012	2011	2010
		(In Thousands)

Cash Flows from Operating Activities
Net (Loss) Income	$(2,062)	$6,051	$14,326
Adjustments to reconcile net (loss) income to net cash provided by operating activites:
Equity in undistributed losses (earnings) of subsidiaries	17,697	3,360	(9,294)
Decrease (increase) in other assets	(22)	95	171
Increase (decrease) in other liabilities	490	18	(129)

Net Cash Provided By Operating Activities	16,103	9,524	5,074

Cash Flows from Investing Activities
Cash acquired in acquisition	-	-	31
Additional investment in subsidiary	(8,570)	-	-

Net Cash (Used In) Provided By Investing Activities	$(8,570)	$-	$31

Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	8,570	-	-
Proceeds from issuance of common stock	109	237	73
Cash dividends paid	(4,310)	(4,549)	(3,412)
Purchase of treasury stock	(10,850)	(5,567)	(1,806)

Net Cash (Used in) Financing Activities	(6,481)	(9,879)	(5,145)

Net Increase (decrease) in Cash and Cash Equivalents	1,052	(355)	(40)

Cash and Cash Equivalents - Beginning	$-	$355	$395

Cash and Cash Equivalents - Ending	$1,052	$-	$355

Non-Cash Items:
Transfer of securities available for sale to treasury stock	$-	$-	$235

Aquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

Note 19 – Acquisitions

On October 14, 2011, the Company acquired all of the outstanding common shares of Allegiance Community Bank (“Allegiance”) and thereby acquired all of Allegiance Community Bank’s two branch locations. Under the terms of the merger agreement, Allegiance stockholders received 0.35 of a share of BCB Bancorp, Inc. common stock at a price of $9.57 per share in exchange for each share of Allegiance common stock, resulting in BCB Bancorp, Inc. issuing 644,434 common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $6.2 million.

The results of Allegiance’s operations are included in our Consolidated Statements of Operations from the date of acquisition. In connection with the merger, the consideration paid and the net assets acquired were recorded at the estimated fair value on the date of acquisition, as summarized in the following table (In thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$ 6,167
Cash paid on fractional shares	1
$ 6,168

Estimated amounts of identifiable assets acwquired and liabilities assumed, at fair value
Cash and cash equivalents	$5,902
Investment securities	34,969
Loans receivable	88,911
Federal Home Loan Bank of New York stock	819
Premises and equipment	1,618
Interest Receivable	443
Deferred income taxes	1,418
Other assets	1,057
Deposits	(111,365)
Borrowings	(15,458)
Other liabilities	(984)

Total identifiable net assets	7,330

Gain on bargain purchase recognized in non-interest income	$ 1,162

ASC 805 “Business Combinations,” permits the use of provisional amounts for the assets acquired and liabilities assumed when the information at acquisition date is incomplete. During the measurement period, which is one year from the acquisition date, amounts provisionally assigned to the acquisition may be adjusted based on new information obtained during the measurement period. Under no circumstances may the measurement period exceed one year from the acquisition date. No adjustments were made during 2012.

The securities portfolio acquired consisted primarily of FHLMC and FNMA mortgage backed securities which were valued as of October 14, 2011 based on matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

We estimated the fair value for most loans acquired from Allegiance by utilizing a methodology wherein loans with comparable characteristics were aggregated by type of collateral, remaining maturity and repricing terms. Cash flows for each pool were estimated using an estimate of future credit losses and an estimated rate of prepayments. Projected monthly cash flows were then discounted to present value using a risk-adjusted market rate for similar loans. To estimate the fair value of the remaining loans, we analyzed the value of the underlying collateral of the loans, assuming the fair values of the loans are derived from the eventual sale of the collateral. The value of the collateral was based on recently completed appraisals adjusted to the valuation date based on recognized industry indicies. We discounted these values using market derived rates of return with consideration given to the period of time and costs associated with the foreclosure and disposition of the collateral. There was no carryover of Allegiance’s allowance for credit losses associated with the loans we acquired in accordance with applicable accounting guidance. Information about the acquired Allegiance loan portfolio as of October 14, 2011 is as follows (in thousands):

$ 107,760
(1,531)
106,229
17,318
$ 88,911

Contractually required principal and interest at acquisition

Contractual cash flows not expected to be collected (nonaccretabale discount)

Expected cash flows at acquisition

Interest component of expected cash flows (accretable discount)

Fair value of acquired loans

Note 19 – Acquisitions (Continued)

The fair value of the office buildings and land is based upon independent third-party appraisals of the properties.

The fair value of savings and transaction deposit accounts acquired from Allegiance was assumed to approximate the carrying value as these accounts have no stated maturity and are payable on demand. Certificates of deposit accounts were valued by calculating the discounted cash flow. The discounted cash flows, at an individual account level, were then aggregated together by category type to determine the market value of each time deposit category. The market values of all time deposit categories were added together to determine the total market value of the time deposit portfolio. The discount rate utilized for the discounted cash flow of each time deposit category was calculated based upon the median interest rate for market time deposits nearest the weighted average remaining maturity for that time deposit category.

The fair value of borrowings assumed was determined by estimating projected future cash outflows and discounting them at the current market rate of interest for similar type of borrowings.

Direct costs related to the acquisition were expensed as incurred. During the year ended December 31, 2011, we incurred $538,000 in merger related expenses related to the transaction, including $533,000 in professional services and $5,000 in other non-interest expenses.

On July 6, 2010, the Company acquired all of the outstanding common shares of Pamrapo Bancorp, Inc. (“Pamrapo”), the parent company of Pamrapo Savings Bank, and thereby acquired all of Pamrapo Savings Bank’s 10 branch locations. Under the terms of the merger agreement, Pamrapo stockholders received 1.0 share of BCB Bancorp, Inc. common stock in exchange for each share of Pamrapo common stock, resulting in us issuing 4.9 million common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $38.6 million. Also under the terms of the merger agreement, Pamrapo stock options were converted to BCB Bancorp, Inc. stock options. There were 28,000 Pamrapo options outstanding that had a fair value of $0.00 on the date of acquisition. The strike price of the options acquired ranged from $18.41-$29.25.

The merger with Pamrapo presents a unique opportunity to merge with a leading community financial institution that will strengthen the earning power of BCB Bancorp, as well as the added scale to undertake and solidify leadership positions in key business lines.

The results of Pamrapo’s operations are included in our Consolidated Statements of Operations from the date of acquisition.  In connection with the merger, the consideration paid and the net assets acquired were recorded at estimated fair value on the date of acquisition, as summarized in the following table, (in thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$38,645

Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value
Cash and cash equivalents	$22,979
Investment securities	86,770
Loans receivable	412,142
Federal Home Loan Bank of New York stock	2,878
Property held for sale	1,017
Premises and equipment	5,938
Other real estate owned	789
Interest receivable	1,905
Deferred income taxes	1,820
Other assets	1,264
Deposits	(435,810)
Borrowings	(43,815)
Other liabilities	(6,650)

Total identifiable net assets	51,227

Gain on bargain purchase recognized in non-interest income	$12,582

The securities portfolio acquired consisted primarily of FHLMC and FNMA mortgage backed securities which were valued as of July 6, 2010 based on matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

Note 19 – Acquisitions (Continued)

We estimated the fair value for most loans acquired from Pamrapo by utilizing a methodology wherein loans with comparable characteristics were aggregated by type of collateral, remaining maturity and repricing terms. Cash flows for each pool were estimated using an estimate of future credit losses and an estimated rate of prepayments. Projected monthly cash flows were then discounted to present value using a risk-adjusted market rate for similar loans. To estimate the fair value of the remaining loans, we analyzed the value of the underlying collateral of the loans, assuming the fair values of the loans are derived from the eventual sale of the collateral. The value of the collateral was based on recently completed appraisals adjusted to the valuation date based on recognized industry indicies. We discounted these values using market derived rates of return with consideration given to the period of time and costs associated with the foreclosure and disposition of the collateral. There was no carryover of Pamrapo’s allowance for credit losses associated with the loans we acquired in accordance with applicable accounting guidance. Information about the acquired Pamrapo loan portfolio as of July 6, 2010 is as follows (in thousands):

$ 649,871
(7,924)
641,947
229,805
$ 412,142

Contractually required principal and interest at acquisition

Contractual cash flows not expected to be collected (nonaccretabale discount)

Expected cash flows at acquisition

Interest component of expected cash flows (accretable discount)

Fair value of acquired loans

The fair value of the office buildings and land is based upon independent third-party appraisals of the properties.

The fair value of other real estate owned is based upon independent third-party appraisals of the properties.

The fair value of savings and transaction deposit accounts acquired from Pamrapo was assumed to approximate the carrying value as these accounts have no stated maturity and are payable on demand. Certificates of deposit accounts were valued by calculating the discounted cash flow. The discounted cash flows, at an individual account level, were then aggregated together by category type to determine the market value of each time deposit category. The market values of all time deposit categories were added together to determine the total market value of the time deposit portfolio. The discount rate utilized for the discounted cash flow of each time deposit category was calculated based upon the median interest rate for market time deposits nearest the weighted average remaining maturity for that time deposit category.

The fair value of borrowings assumed was determined by estimating projected future cash outflows and discounting them at the current market rate of interest for similar type of borrowings.

Direct costs related to the acquisition were expensed as incurred. During the twelve months ended December 31, 2010, we incurred $644,000 in merger related expenses related to the transaction, including $622,000 in professional services and $22,000 in other non-interest expenses.

The following table presents unaudited pro forma information, (in thousands), as if the acquisition of Allegiance had occurred on January 1, 2010. This pro forma information gives effect to certain adjustments, including purchase accounting fair value adjustments, amortization of fair value adjustments and related income tax effects. The pro forma information does not necessarily reflect the results of operations that would have occurred had the Company merged with Allegiance at the beginning of 2011 or 2010. In particular, potential cost savings are not reflected in the unaudited pro forma amounts.

	Pro forma
	Twelve months ended
	December 31, 2011	December 31, 2010

Net interest income	$41,734	$28,363
Noninterest income	2,452	15,480
Noninterest expense	30,864	25,203
Net income	6,237	14,475

The amounts of revenue and earnings attributable to Allegiance since the acquisition date included in the consolidated statement of income for the year ended December 31, 2011 are not disclosed due to the fact that the information is impracticable to provide.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)

Note 20 - Quarterly Financial Data (Unaudited)

	Year Ended December 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Interest income	$13,549	$13,322	$13,108	$13,668
Interest expense	3,252	3,074	2,853	2,768
Net Interest Income	10,297	10,248	10,255	10,900
Provision for loan losses	600	1,200	1,600	1,500
Net Interest Income after Provision for loan losses	9,697	9,048	8,655	9,400
Non-interest income (loss)	1,282	(6,311)	(2,739)	543
Non-interest expense	8,382	7,999	9,001	8,507
Income (loss) before Income Taxes	2,597	(5,262)	(3,085)	1,436
Income taxes (benefit)	1,009	(1,900)	(1,740)	379
Net Income (Loss)	$1,588	$(3,362)	$(1,345)	$1,057
Net income (loss) per common share:
Basic	$0.17	$(0.37)	$(0.15)	$0.12
Diluted	$0.17	$(0.37)	$(0.15)	$0.12
Dividends per common share	$0.12	$0.12	$0.12	$0.12

	Year Ended December 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Interest income	$13,054	$13,250	$12,728	$13,847
Interest expense	3,382	3,368	3,334	3,213
Net Interest Income	9,672	9,882	9,394	10,634
Provision for loan losses	350	450	800	2,500
Net Interest Income after Provision for loan losses	9,322	9,432	8,594	8,134
Non-interest income	533	509	303	1,103
Non-interest expense	6,709	6,637	6,869	8,291
Income before Income Taxes	3,146	3,304	2,028	946
Income taxes	1,225	1,352	840	(44)
Net Income (Loss)	$1,921	$1,952	$1,188	$990
Net income per common share:
Basic	$0.20	$0.21	$0.13	$0.10
Diluted	$0.20	$0.21	$0.13	$0.10
Dividends per common share	$0.12	$0.12	$0.12	$0.12

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Consolidated Financial Statement Presentation [Policy Text Block]

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements which include the accounts of the Company and its wholly-owned subsidiaries, the Bank, the Investment Company and Pamrapo Service Corporation, have been prepared in conformity with accounting principles generally accepted in the United States of America.  All significant intercompany accounts and transactions have been eliminated in consolidation.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated statement of financial condition and revenues and expenses for the periods then ended.  Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment of securities, the determination as to whether deferred tax assets are realizable, and the determination of the fair value of financial instruments. Management believes that the allowance for loan losses is adequate; no securities in unrealized loss positions are other-than-temporarily impaired; net deferred tax assets have been reduced to an amount which is more-likely-than-not realizable, and the fair values of financial instruments are appropriate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. Management’s assessment regarding impairment of securities is based on future projections of cash flow which are subject to change.  The realizability of deferred tax assets is partially based on projections of future taxable income, which is subject to change. The determination of fair value requires the use of various inputs which are subject to frequent and ongoing changes.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses.  Such agencies may require the Bank to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

In preparing these consolidated financial statements, the Company evaluated the events that occurred between December 31, 2012 and the date these consolidated financial statements were issued.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions and interest-bearing deposits in other banks having original maturities of three months or less.

Securities Available for Sale and Held to Maturity [Policy Text Block]

Securities Available for Sale and Held to Maturity

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings.  Debt and equity securities not classified as trading securities or as held to maturity securities are classified as available for sale securities (“AFS”) and reported at fair value, with unrealized holding gains or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income (loss) component of stockholders’ equity.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are “temporary” or “other-than-temporary” in accordance with Accounting Standards Codification (“ASC”) Topic 320, Investments – Debt and Equity Securities. Accordingly, temporary impairments are accounted for based upon the classification of the related securities as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized, on a tax-effected basis, through Other Comprehensive Income (“OCI”) with offsetting entries adjusting the carrying value of the securities and the balance of deferred taxes. Conversely, the carrying values of held to maturity securities are not adjusted for temporary impairments. Information concerning the amount and duration of temporary impairments on both available for sale and held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments are accounted for based upon several considerations. First, other-than-temporary impairments on equity securities and on debt securities that the Company has decided to sell as of the close of a fiscal period, or will, more likely than not, be required to sell prior to the full recovery of fair value to a level equal to or exceeding amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of the sale of debt securities are applicable, then the other-than-temporary impairment is bifurcated into credit-related and noncredit-related components. A credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related, other-than-temporary impairments are recognized in earnings and noncredit-related, other-than-temporary impairments are recognized in OCI. Equity securities on which there is an unrealized loss that is deemed other-than-temporary are written down to fair value with the write-down recognized in earnings.

Premiums and discounts on all securities are amortized/accreted to maturity using the interest method.  Interest and dividend income on securities, which includes amortization of premiums and accretion of discounts, are recognized in the consolidated financial statements when earned.  Gains or losses on sales are recognized based on the specific identification method.

Loans Held For Sale [Policy Text Block]

Loans Held For Sale

Loans held for sale consist primarily of residential mortgage loans intended for sale and are carried at the lower of cost or estimated fair market value using the aggregate method. These loans are generally sold with servicing rights released. Gains and losses recognized on loan sales are based upon the cash proceeds received and the cost of the related loans sold.

Loans Receivable [Policy Text Block]

Note 2 – Summary of Significant Accounting Policies (Continued)

Loans Receivable

Loans receivable are stated at unpaid principal balances, less net deferred loan origination fees and the allowance for loan losses.  Loan origination fees and certain direct loan origination costs are deferred and amortized/accreted, as an adjustment of yield, over the contractual lives of the related loans.

The accrual of interest on loans that are contractually delinquent more than ninety days is discontinued and the related loans placed on nonaccrual status.  Income is subsequently recognized only to the extent that cash payments are received until delinquency status is reduced to less than ninety days, in which case the loan is returned to accrual status.

Acquired Loans [Policy Text Block]

Acquired Loans

Loans that were acquired in acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Determining the fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable discount. The nonaccretable discount represents estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows require an evaluation to determine the need for an allowance for credit losses. Subsequent improvements in expected cash flows result in the reversal of a corresponding amount of the nonaccretable discount which is then reclassified as accretable discount that is recognized into interest income over the remaining life of the loan using the interest method. The evaluation of the amount of future cash flows that is expected to be collected is performed in a similar manner as that used to determine our allowance for credit losses. Charge-offs of the principal amount on acquired loans would be first applied to the nonaccretable discount portion of the fair value adjustment.

Acquired loans that met the criteria for nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if we can reasonably estimate the timing and amount of the expected cash flows on such loans and if we expect to fully collect the new carrying value of the loans. As such, we may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable discount. We have determined that we cannot reasonably estimate future cash flows on any such acquired loans that are past due 90 days or more and continue to treat them as non-accrual.

Allowance for Loan Losses [Policy Text Block]

Allowance for Loan Losses

The allowance for loan losses is increased through provisions charged to operations and by recoveries, if any, on previously charged-off loans and reduced by charge-offs on loans which are determined to be a loss in accordance with Bank policy.

The allowance for loan losses is maintained at a level considered adequate to absorb loan losses.  Management, in determining the allowance for loan losses, considers the risks inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the general economic and real estate market conditions.  The Bank utilizes a two tier approach:  (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio.  The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potentially impaired loans.  Such a system takes into consideration, but is not limited to, delinquency status, size of loans, types and value of collateral, and financial condition of the borrowers.  Specific loan loss allowances are established for impaired loans based on a review of such information and/or appraisals of the underlying collateral.  General loan loss allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions, and management’s judgment.

Although management believes that adequate specific and general allowances for loan losses are established, actual losses are dependent upon future events and, as such, further additions to the level of specific and general loan loss allowances may be necessary.

Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.  A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Bank does not aggregate such loans for evaluation purposes. Payments received on impaired loans are applied first to accrued interest receivable and then to principal.

Concentration of Risk [Policy Text Block]

Concentration of Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans.

Cash and cash equivalents include amounts placed with highly rated financial institutions.  Securities include securities backed by the U.S. Government and other highly rated instruments.  The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey.  As a result, credit risk related to loans is broadly dependent on the real estate market and general economic conditions in the State.

Premises and Equipment [Policy Text Block]

Note 2 – Summary of Significant Accounting Policies (Continued)

Premises and Equipment

Land is carried at cost.  Buildings, building improvements, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and amortization.  Significant renovations and additions are charged to the property and equipment account.  Maintenance and repairs are charged to expense in the period incurred.  Depreciation charges are computed on the straight-line method over the following estimated useful lives of each type of asset.

Federal Home Loan Bank ("FHLB") of New York Stock [Policy Text Block]

Federal Home Loan Bank (“FHLB”) of New York Stock

Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula. Such stock is carried at cost.

Management evaluates the FHLB of New York stock for impairment in accordance with guidance on accounting by entities that lend to or finance the activities of others. Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB of New York as compared to the capital stock amount for the FHLB of New York and the length of time this situation has persisted, (2) commitments by the FHLB of New York to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB of New York, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB of New York.

No impairment charges were recorded related to the FHLB of New York stock during 2012, 2011, or 2010.

O

Real Estate Owned [Policy Text Block]

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed. At December 31, 2012, the Bank owned twelve properties totaling $3,274,000. At December 31, 2011, the Bank owned fifteen properties totaling $6,570,000.

Interest Rate Risk [Policy Text Block]

Interest Rate Risk

The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to make loans secured by real estate and to purchase securities. The potential for interest-rate risk exists as a result of the difference in duration of the Bank’s interest-sensitive liabilities compared to its interest-sensitive assets.  For this reason, management regularly monitors the maturity structure of the Bank’s interest-earning assets and interest-bearing liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Income Taxes [Policy Text Block]

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return.  Income taxes are allocated to the Company and its subsidiaries based upon their respective income or loss included in the consolidated income tax return.  Separate state income tax returns are filed by the Company and its subsidiaries.

Federal and state income tax expense has been provided on the basis of reported income.  The amounts reflected on the tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes. The tax effect of these temporary differences is accounted for as deferred taxes applicable to future periods.  Deferred income tax expense or (benefit) is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for that portion of the asset which is not more likely than not to be realized.

Note 2 – Summary of Significant Accounting Policies (Continued)

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a likelihood of being realized on examination of more than 50 percent. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Under the “more-likely-than-not” threshold guidelines, the Company believes no significant uncertain tax positions exist, either individually or in the aggregate, that would give rise to the non-recognition of an existing tax benefit. The Company recognizes interest and penalties on unrecognized tax benefits in income taxes expense in the Consolidated Statement of Operations. The Company did not recognize any interest in 2011, however the Company did recognize $11,000 for penalties assessed during an audit of prior periods.  The Company did not recognize any interest and penalties for the years ended December 31, 2012 and 2010. The tax years subject to examination by the taxing authorities are the years ended December 31, 2011,  2010, and 2009.

Net Income per Common Share [Policy Text Block]

Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed by dividing net income (loss) less dividends on preferred stock by the weighted average number of shares of common stock outstanding. The diluted net income (loss) per common share is computed by adjusting the weighted average number of shares of common stock outstanding to include the effects of outstanding stock options, if dilutive, using the treasury stock method.  Dilution is not applicable in periods of net loss.  For the years ended December 31, 2011 and 2010, the difference in the weighted average number of basic and diluted common shares was due solely to the effects of outstanding stock options. No adjustments to net income (loss) were necessary in calculating basic and diluted net income (loss) per share. For the years ended December 31, 2011 and 2010, the weighted average number of outstanding options considered to be anti-dilutive was 209,441, and 243,884.

Stock-Based Compensation Plans [Policy Text Block]

Stock-Based Compensation Plans

The Company, under plans approved by its stockholders in 2011, 2003 and 2002, has granted stock options to employees and outside directors.  See note 12 for additional information as to option grants. Compensation expense recognized for all option grants is net of estimated forfeitures and is recognized over the awards’ respective requisite service periods. The fair values relating to all options granted are estimated using a Black-Scholes option pricing model. Expected volatilities are based on historical volatility of our stock and other factors, such as implied market volatility using this options expected term. The Company used the mid-point of the original vesting period and original option life to estimate the options’ expected term, which represents the period of time that the options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company recognizes compensation expense for the fair values of these option awards, which have graded vesting, on a straight-line basis over the requisite service period of these awards.

Benefit Plans [Policy Text Block]

Benefit Plans

The Company acquired through the merger with Pamrapo Bancorp, Inc. a non-contributory defined benefit pension plan covering all eligible employees of Pamrapo Savings Bank. Effective January 1, 2010, the defined benefit pension plan (the “Pension Plan”), was frozen by Pamrapo Savings Bank. All benefits for eligible participants accrued in the “Pension Plan” to the freeze date have been retained. The benefits are based on years of service and employee’s compensation. The defined benefit plan is funded in conformity with funding requirements of applicable government regulations. Prior service costs for the defined benefit plan generally are amortized over the estimated remaining service periods of employees. Additionally, with the merger with Pamrapo Bancorp, Inc.,  certain former employees of Pamrapo Bank are covered under a Supplemental Executive Retirement Plan (“SERP”), an unfunded non-qualified deferred retirement plan.  Participants who retire at the age of 65 (the “Normal Retirement Age”), are entitled to an annual retirement benefit equal to 75% of compensation reduced by their retirement plan annual benefits. Participants retiring before the Normal Retirement Age receive the same benefits reduced by a percentage based on years of service to the Company and the number of years prior to the Normal Retirement Age that participants retire.

Comprehensive Income [Policy Text Block]

Comprehensive Income (Loss)

The Company records unrealized gains and losses, net of deferred income taxes, on securities available for sale in accumulated other comprehensive income (loss).  Realized gains and losses, if any, are reclassified to non-interest income upon sale of the related securities or upon the recognition of an impairment loss.  Accumulated other comprehensive income (loss) also includes benefit plan amounts recognized in accordance with ASC 715, Compensation-Retirement Benefits, which reflect, net of tax, the unrecognized gains (losses) on the benefit plans.

Reclassification [Policy Text Block]

Reclassification

     Certain amounts as of and for the years ended December 31, 2011 and 2010 have been reclassified to conform to the current year’s presentation. These changes had no effect on the Company’s results of operations or financial position.

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

Note 2 - Summary of Significant Accounting Policies

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements which include the accounts of the Company and its wholly-owned subsidiaries, the Bank, the Investment Company and Pamrapo Service Corporation, have been prepared in conformity with accounting principles generally accepted in the United States of America.  All significant intercompany accounts and transactions have been eliminated in consolidation.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated statement of financial condition and revenues and expenses for the periods then ended.  Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment of securities, the determination as to whether deferred tax assets are realizable, and the determination of the fair value of financial instruments. Management believes that the allowance for loan losses is adequate; no securities in unrealized loss positions are other-than-temporarily impaired; net deferred tax assets have been reduced to an amount which is more-likely-than-not realizable, and the fair values of financial instruments are appropriate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. Management’s assessment regarding impairment of securities is based on future projections of cash flow which are subject to change.  The realizability of deferred tax assets is partially based on projections of future taxable income, which is subject to change. The determination of fair value requires the use of various inputs which are subject to frequent and ongoing changes.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses.  Such agencies may require the Bank to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

In preparing these consolidated financial statements, the Company evaluated the events that occurred between December 31, 2012 and the date these consolidated financial statements were issued.

 Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions and interest-bearing deposits in other banks having original maturities of three months or less.

Securities Available for Sale and Held to Maturity

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings.  Debt and equity securities not classified as trading securities or as held to maturity securities are classified as available for sale securities (“AFS”) and reported at fair value, with unrealized holding gains or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income (loss) component of stockholders’ equity.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are “temporary” or “other-than-temporary” in accordance with Accounting Standards Codification (“ASC”) Topic 320, Investments – Debt and Equity Securities. Accordingly, temporary impairments are accounted for based upon the classification of the related securities as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized, on a tax-effected basis, through Other Comprehensive Income (“OCI”) with offsetting entries adjusting the carrying value of the securities and the balance of deferred taxes. Conversely, the carrying values of held to maturity securities are not adjusted for temporary impairments. Information concerning the amount and duration of temporary impairments on both available for sale and held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments are accounted for based upon several considerations. First, other-than-temporary impairments on equity securities and on debt securities that the Company has decided to sell as of the close of a fiscal period, or will, more likely than not, be required to sell prior to the full recovery of fair value to a level equal to or exceeding amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of the sale of debt securities are applicable, then the other-than-temporary impairment is bifurcated into credit-related and noncredit-related components. A credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related, other-than-temporary impairments are recognized in earnings and noncredit-related, other-than-temporary impairments are recognized in OCI. Equity securities on which there is an unrealized loss that is deemed other-than-temporary are written down to fair value with the write-down recognized in earnings.

Premiums and discounts on all securities are amortized/accreted to maturity using the interest method.  Interest and dividend income on securities, which includes amortization of premiums and accretion of discounts, are recognized in the consolidated financial statements when earned.  Gains or losses on sales are recognized based on the specific identification method.

Loans Held For Sale

Loans held for sale consist primarily of residential mortgage loans intended for sale and are carried at the lower of cost or estimated fair market value using the aggregate method. These loans are generally sold with servicing rights released. Gains and losses recognized on loan sales are based upon the cash proceeds received and the cost of the related loans sold.

Note 2 – Summary of Significant Accounting Policies (Continued)

Loans Receivable

Loans receivable are stated at unpaid principal balances, less net deferred loan origination fees and the allowance for loan losses.  Loan origination fees and certain direct loan origination costs are deferred and amortized/accreted, as an adjustment of yield, over the contractual lives of the related loans.

The accrual of interest on loans that are contractually delinquent more than ninety days is discontinued and the related loans placed on nonaccrual status.  Income is subsequently recognized only to the extent that cash payments are received until delinquency status is reduced to less than ninety days, in which case the loan is returned to accrual status.

Acquired Loans

Loans that were acquired in acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Determining the fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable discount. The nonaccretable discount represents estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows require an evaluation to determine the need for an allowance for credit losses. Subsequent improvements in expected cash flows result in the reversal of a corresponding amount of the nonaccretable discount which is then reclassified as accretable discount that is recognized into interest income over the remaining life of the loan using the interest method. The evaluation of the amount of future cash flows that is expected to be collected is performed in a similar manner as that used to determine our allowance for credit losses. Charge-offs of the principal amount on acquired loans would be first applied to the nonaccretable discount portion of the fair value adjustment.

Acquired loans that met the criteria for nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if we can reasonably estimate the timing and amount of the expected cash flows on such loans and if we expect to fully collect the new carrying value of the loans. As such, we may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable discount. We have determined that we cannot reasonably estimate future cash flows on any such acquired loans that are past due 90 days or more and continue to treat them as non-accrual.

Allowance for Loan Losses

The allowance for loan losses is increased through provisions charged to operations and by recoveries, if any, on previously charged-off loans and reduced by charge-offs on loans which are determined to be a loss in accordance with Bank policy.

The allowance for loan losses is maintained at a level considered adequate to absorb loan losses.  Management, in determining the allowance for loan losses, considers the risks inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the general economic and real estate market conditions.  The Bank utilizes a two tier approach:  (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio.  The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potentially impaired loans.  Such a system takes into consideration, but is not limited to, delinquency status, size of loans, types and value of collateral, and financial condition of the borrowers.  Specific loan loss allowances are established for impaired loans based on a review of such information and/or appraisals of the underlying collateral.  General loan loss allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions, and management’s judgment.

Although management believes that adequate specific and general allowances for loan losses are established, actual losses are dependent upon future events and, as such, further additions to the level of specific and general loan loss allowances may be necessary.

Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.  A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Bank does not aggregate such loans for evaluation purposes. Payments received on impaired loans are applied first to accrued interest receivable and then to principal.

    Concentration of Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans.

Cash and cash equivalents include amounts placed with highly rated financial institutions.  Securities include securities backed by the U.S. Government and other highly rated instruments.  The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey.  As a result, credit risk related to loans is broadly dependent on the real estate market and general economic conditions in the State.

Note 2 – Summary of Significant Accounting Policies (Continued)

Premises and Equipment

Land is carried at cost.  Buildings, building improvements, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and amortization.  Significant renovations and additions are charged to the property and equipment account.  Maintenance and repairs are charged to expense in the period incurred.  Depreciation charges are computed on the straight-line method over the following estimated useful lives of each type of asset.

Years

Buildings	40
Building improvements	7 - 40
Furniture, fixtures and equipment	3 - 5
Leasehold improvements	Shorter of useful life or term of lease

Federal Home Loan Bank (“FHLB”) of New York Stock

Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula. Such stock is carried at cost.

Management evaluates the FHLB of New York stock for impairment in accordance with guidance on accounting by entities that lend to or finance the activities of others. Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB of New York as compared to the capital stock amount for the FHLB of New York and the length of time this situation has persisted, (2) commitments by the FHLB of New York to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB of New York, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB of New York.

No impairment charges were recorded related to the FHLB of New York stock during 2012, 2011, or 2010.

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed. At December 31, 2012, the Bank owned twelve properties totaling $3,274,000. At December 31, 2011, the Bank owned fifteen properties totaling $6,570,000.

Interest Rate Risk

The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to make loans secured by real estate and to purchase securities. The potential for interest-rate risk exists as a result of the difference in duration of the Bank’s interest-sensitive liabilities compared to its interest-sensitive assets.  For this reason, management regularly monitors the maturity structure of the Bank’s interest-earning assets and interest-bearing liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return.  Income taxes are allocated to the Company and its subsidiaries based upon their respective income or loss included in the consolidated income tax return.  Separate state income tax returns are filed by the Company and its subsidiaries.

Federal and state income tax expense has been provided on the basis of reported income.  The amounts reflected on the tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes. The tax effect of these temporary differences is accounted for as deferred taxes applicable to future periods.  Deferred income tax expense or (benefit) is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for that portion of the asset which is not more likely than not to be realized.

Note 2 – Summary of Significant Accounting Policies (Continued)

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a likelihood of being realized on examination of more than 50 percent. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Under the “more-likely-than-not” threshold guidelines, the Company believes no significant uncertain tax positions exist, either individually or in the aggregate, that would give rise to the non-recognition of an existing tax benefit. The Company recognizes interest and penalties on unrecognized tax benefits in income taxes expense in the Consolidated Statement of Operations. The Company did not recognize any interest in 2011, however the Company did recognize $11,000 for penalties assessed during an audit of prior periods.  The Company did not recognize any interest and penalties for the years ended December 31, 2012 and 2010. The tax years subject to examination by the taxing authorities are the years ended December 31, 2011,  2010, and 2009.

Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed by dividing net income (loss) less dividends on preferred stock by the weighted average number of shares of common stock outstanding. The diluted net income (loss) per common share is computed by adjusting the weighted average number of shares of common stock outstanding to include the effects of outstanding stock options, if dilutive, using the treasury stock method.  Dilution is not applicable in periods of net loss.  For the years ended December 31, 2011 and 2010, the difference in the weighted average number of basic and diluted common shares was due solely to the effects of outstanding stock options. No adjustments to net income (loss) were necessary in calculating basic and diluted net income (loss) per share. For the years ended December 31, 2011 and 2010, the weighted average number of outstanding options considered to be anti-dilutive was 209,441, and 243,884.

Stock-Based Compensation Plans

The Company, under plans approved by its stockholders in 2011, 2003 and 2002, has granted stock options to employees and outside directors.  See note 12 for additional information as to option grants. Compensation expense recognized for all option grants is net of estimated forfeitures and is recognized over the awards’ respective requisite service periods. The fair values relating to all options granted are estimated using a Black-Scholes option pricing model. Expected volatilities are based on historical volatility of our stock and other factors, such as implied market volatility using this options expected term. The Company used the mid-point of the original vesting period and original option life to estimate the options’ expected term, which represents the period of time that the options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company recognizes compensation expense for the fair values of these option awards, which have graded vesting, on a straight-line basis over the requisite service period of these awards.

Benefit Plans

The Company acquired through the merger with Pamrapo Bancorp, Inc. a non-contributory defined benefit pension plan covering all eligible employees of Pamrapo Savings Bank. Effective January 1, 2010, the defined benefit pension plan (the “Pension Plan”), was frozen by Pamrapo Savings Bank. All benefits for eligible participants accrued in the “Pension Plan” to the freeze date have been retained. The benefits are based on years of service and employee’s compensation. The defined benefit plan is funded in conformity with funding requirements of applicable government regulations. Prior service costs for the defined benefit plan generally are amortized over the estimated remaining service periods of employees. Additionally, with the merger with Pamrapo Bancorp, Inc.,  certain former employees of Pamrapo Bank are covered under a Supplemental Executive Retirement Plan (“SERP”), an unfunded non-qualified deferred retirement plan.  Participants who retire at the age of 65 (the “Normal Retirement Age”), are entitled to an annual retirement benefit equal to 75% of compensation reduced by their retirement plan annual benefits. Participants retiring before the Normal Retirement Age receive the same benefits reduced by a percentage based on years of service to the Company and the number of years prior to the Normal Retirement Age that participants retire.

Comprehensive Income (Loss)

The Company records unrealized gains and losses, net of deferred income taxes, on securities available for sale in accumulated other comprehensive income (loss).  Realized gains and losses, if any, are reclassified to non-interest income upon sale of the related securities or upon the recognition of an impairment loss.  Accumulated other comprehensive income (loss) also includes benefit plan amounts recognized in accordance with ASC 715, Compensation-Retirement Benefits, which reflect, net of tax, the unrecognized gains (losses) on the benefit plans.

Reclassification

     Certain amounts as of and for the years ended December 31, 2011 and 2010 have been reclassified to conform to the current year’s presentation. These changes had no effect on the Company’s results of operations or financial position.

Note 2 – Summary of Significant Accounting Policies (Continued)

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting reclassifications out of accumulated other comprehensive income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the consolidated financial statements under U.S. GAAP.

The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The new amendments will also require an organization to present cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g. pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). Nonpublic company are required to meet the reporting requirements of the amended paragraphs about the roll forward of accumulated other comprehensive income for both interim and annual reporting periods. However, private companies are only required to provide the information about the impact of reclassifications on line items of net income for annual reporting periods, not for interim reporting periods.

The amendments of ASU 2013-02 are effective for reporting periods beginning after December 15, 2012, for public companies and are effective for reporting periods beginning after December 15, 2013, for nonpublic companies. The Company does not believe this pronouncement, when adopted, will have a material impact on operations or financial position.

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” This standard indefinitely defers certain provisions of ASU 2011-05 (described below). The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance did not result in a change in the presentation of comprehensive income in the Company’s consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income. The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and will require it be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement format would include the traditional income statement and the components of total other comprehensive income as well as total comprehensive income. In the two statement approach, the first statement would be the traditional income statement which would be immediately followed by a separate statement which includes the components of other comprehensive income, total other comprehensive income and total comprehensive income. The amendments in this ASU will be applied retrospectively. For public companies, they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Adoption of ASU 2011-05 did not have a significant impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments in this update clarify the FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This update is effective during interim and annual periods beginning on or after December 15, 2011 and is to be applied prospectively.  Adoption of ASU 2011-04 did not have a significant impact on the Company’s consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Buildings	40
Building improvements	7 - 40
Furniture, fixtures and equipment	3 - 5
Leasehold improvements	Shorter of useful life or term of lease

Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Securities Available for Sale [Abstract]
Available-for-sale Securities [Table Text Block]

December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
(In Thousands)

Equity Securities-Financial Institutions	$1,097	$143	$-	$1,240

December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
(In Thousands)

Equity Securities-Financial Institutions	$1,097	$70	$122	$1,045

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The unrealized losses, categorized by the length of time of continuous loss position, and fair value of related securities available for sale were as follows:

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
(In Thousands)
December 31, 2012
Equity Securities-Financial Institutions	$—	$—	$—	$—	$—	$—

December 31, 2011
Equity Securities-Financial Institutions	$878	$122	$—	$—	$878	$122

Securities Held to Maturity (Tables)	12 Months Ended
Dec. 31, 2012
Securities Held to Maturity [Abstract]
Held-to-maturity Securities [Table Text Block]

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
Residential mortgage-backed securities:
Due within one year	$—	$—	$—	$—
Due after one year through five years	4	—	—	4
Due after five years through ten years	9,480	171	18	9,633
Due after ten years	153,425	6,747	38	160,134
	162,909	6,918	56	169,771
Municipal obligations:
Due after five to ten years	388	28	—	416
Due after ten years	975	65	—	1,040
	1,363	93	—	1,456

Trust originated preferred security:
Due after ten years	376	—	—	376
	$164,648	$7,011	$56	$171,603

The amortized cost and carrying values shown above are by contractual final maturity. Actual maturities will differ from contractual final maturities due to scheduled monthly payments related to mortgage–backed securities and due to the borrowers having the right to prepay obligations with or without prepayment penalties. As of December 31, 2012 and December 31, 2011, all residential mortgage backed securities held in the portfolio were Government Sponsored Enterprise securities.

In 2012 and 2011, management decided to sell certain mortgage-backed securities that were issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). While these securities were classified as held to maturity, ASC 320 (formerly FAS 115) allows sales of securities so designated, provided that a substantial portion (at least 85%) of the principal balance has been amortized prior to the sale. During the years ended December 31, 2012 and 2011, proceeds from sales of securities held to maturity totaled approximately $30.6 million and $2.4 million, respectively, and resulted in gross gains of approximately $405,000 and $25,000, respectively, and gross losses of approximately $56,000 and $7,000, respectively.

Note 5 – Securities Held to Maturity (Continued)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In Thousands)
U.S. Government Agencies:
Due within one year	$3,315	$38	$—	$3,353
Due after ten years	3,000	12	—	3,012

	6,315	50	—	6,365
Residential mortgage-backed securities:
Due within one year	9	—	—	9
Due after one year through five years	1,325	32	3	1,354
Due after five years through ten years	37,034	417	44	37,407
Due after ten years	160,509	6,464	73	166,900
	198,877	6,913	120	205,670
Municipal obligations:
Due after five to ten years	391	30	—	421
Due after ten years	979	59	—	1,038
	1,370	89	—	1,459

Trust originated preferred security:
Due after ten years	403	6	—	409
	$206,965	$7,058	$120	$213,903

Held-to-maturity Securities Continuous Unrealized Loss Position [Table Text Block]

	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012
Residential mortgage-backed securities	$14,093	$56	$-	$-	$14,093	$56

	$14,093	$56	$-	$-	$14,093	$56

December 31, 2011
Residential mortgage-backed securities	$16,949	$82	$5,942	$38	$22,891	$120

	$16,949	$82	$5,942	$38	$22,891	$120

Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Recorded investments in loans receivable [Table Text Block]

	December 31, 2012	December 31, 2011
	(In Thousands)
Real estate mortgage:
Residential	$202,926	$218,085
Commercial and multi-family	588,268	472,424
Construction	23,310	17,000
	814,504	707,509
Commercial:
Business loans	20,415	30,290
Lines of credit	39,253	44,283
	59,668	74,573
Consumer:
Passbook or certificate	736	809
Home equity lines of credit	17,841	18,923
Home equity	42,552	50,152
Automobile	37	103
Personal	567	301
	61,733	70,288
Deposit overdrafts	294	95
Total Loans	936,199	852,465

Deferred loan fees, net	(1,535)	(1,193)
Allowance for loan losses	(12,363)	(10,509)
	(13,898)	(11,702)
Net Loans	$922,301	$840,763

Inclusions in the Consolidated Statements of Financial Condition [Table Text Block]

	December 31,	December 31,
	2012	2011
	(In Thousands)	(In Thousands)
Unpaid principal balance	$330,090	$410,057
Recorded investment	326,717	405,951

Accretable discount on loans acquired [Table Text Block]

	December 31,
	2012	2011	2010
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning Balance	$180,722	$205,491	$-
Acquisitions	-	17,318	229,805
Accretion	(44,513)	(42,087)	(24,314)
Ending Balance	$136,209	$180,722	$205,491

Related Party Loans [Table Text Block]

	Years Ended December 31,
	2012	2011

	(In Thousands)

Balance – beginning	$8,509	$7,270
Loans originated	400	613
Changes in related party status	-	1,105
Collections of principal	(854)	(479)

Balance - ending	$8,055	$8,509

Allowance for Credit Losses on Financing Receivables [Table Text Block]

The following table sets forth the activity in the Bank’s allowance for loan losses for the year ended December 31, 2012 and recorded investment in loans receivable at December 31, 2012. The table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan class (In Thousands):

		Commercial &		Commercial	Home
	Residential	Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Beginning balance
	$2,679	$5,798	$304	$1,041	$677	$10	$-	$10,509

Charge-offs	$793	$1,360	$292	$612	$24	$-	$-	$3,081
Recoveries	$-	$35	$-	$-	$-	$-	$-	$35
Provisions	$81	$3,578	$947	$391	$(178)	$49	$32	$4,900

Ending balance	$1,967	$8,051	$959	$820	$475	$59	$32	$12,363

Ending balance: individually evaluated for impairment	$392	$1,061	$96	$353	$113	$-	$-	$2,015

Ending balance: collectively evaluated for impairment	$1,470	$6,990	$863	$467	$362	$59	$32	$10,243

Ending balance: loans acquired with deteriorated credit quality	$105	$-	$-	$-	$-	$-	$-	$105

Loans receivables:

Ending balance	$202,926	$588,268	$23,310	$59,668	$60,393	$1,634	$-	$936,199

Ending balance: individually evaluated for impairment	$13,785	$27,030	$130	$3,928	$2,697	$-	$-	$47,570

Ending balance: collectively evaluated for impairment	$186,205	$557,795	$23,180	$55,499	$57,556	$1,634	$-	$881,869

Ending balance: loans acquired with deteriorated credit quality	$2,936	$3,443	$-	$241	$140	$-	$-	$6,760

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the activity in the Bank’s allowance for loan losses for the year ended December 31, 2011 and recorded investment in loans receivable at December 31, 2011. The table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan class (In Thousands):

		Commerical		Commercial	Home
	Residential	& Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Beginning balance
	$171	$6,179	$426	$1,286	$204	$18	$133	$8,417

Charge-offs	$122	$1,173	$687	$24	$-	$27	$-	$2,033
Recoveries	$-	$25	$-	$-	$-	$-	$-	$25
Provisions	$2,630	$767	$565	$(221)	$473	$19	$(133)	$4,100

Ending balance	$2,679	$5,798	$304	$1,041	$677	$10	$-	$10,509

Ending balance: individually evaluated for impairment	$550	$2,674	$-	$95	$72	$-	$-	$3,391

Ending balance: collectively evaluated for impairment	$1,548	$2,654	$189	$792	$572	$10	$-	$5,765

Ending balance: loans acquired with deteriorated credit quality	$581	$470	$115	$154	$33	$-	$-	$1,353

Loans receivables:

Ending balance	$218,085	$472,424	$17,000	$74,573	$69,075	$1,308	$-	$852,465

Ending balance: individually evaluated for impairment	$14,006	$39,461	$1,513	$4,307	$1,850	$-	$-	$61,137

Ending balance: collectively evaluated for impairment	$194,862	$429,355	$13,236	$70,012	$66,613	$1,308	$-	$775,386

Ending balance: loans acquired with deteriorated credit quality	$9,217	$3,608	$2,251	$254	$612	$-	$-	$15,942

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the Bank’s allowance for credit losses and recorded investment in financing receivables for the year ended December 31, 2010. The following table also details the amount of total loans receivable, that are evaluated individually, and collectively, for impairment, and the related portion of the allowance for loan losses that is allocated to each loan type (In Thousands):

		Commerical		Commercial	Home
	Residential	& Multi-family	Construction	Business (1)	equity (2)	Consumer	Unallocated	Total
Allowance for credit losses:

Ending balance	$171	$6,179	$426	$1,286	$204	$18	$133	$8,417

Ending balance: individually evaluated for impairment	$-	$1,656	$-	$449	$2	$-	$-	$2,107

Ending balance: collectively evaluated for impairment	$171	$4,523	$426	$837	$202	$18	$133	$6,310

Ending balance: loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-	$-	$-

Loans receivables:

Ending balance	$234,435	$410,212	$17,848	$54,160	$63,603	$1,816	$-	$782,074

Ending balance: individually evaluated for impairment	$89	$27,422	$2,910	$2,809	$372	$-	$-	$33,602

Ending balance: collectively evaluated for impairment	$219,795	$379,907	$14,938	$51,275	$63,231	$1,816	$-	$730,962

Ending balance: loans acquired with deteriorated credit quality	$14,551	$2,883	$-	$76	$-	$-	$-	$17,510

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table sets forth the activity in the Bank’s allowance for credit losses for the year ended December 31, 2010 (In Thousands):

Year Ended December 31,
2010

Balance at beginning of period	$6,644

Charge-offs	689

Recoveries	12
Net charge-offs	677
Provisions charged to operations	2,450
Ending balance	$8,417

Non-accruing Loans [Table Text Block]

	Years Ended December 31,
	2012	2011
	(Dollars in Thousands)
Non-accruing loans:
Residential	$2,163	$15,511
Construction	130	4,040
Commerical business	3,159	4,265
Commercial and multi-family(1)	13,043	22,280
Home equity(2)	1,564	1,729
Consumer	—	—
Total	$20,059	$47,825

Impaired Financing Receivables [Table Text Block]

The following table summarizes information in regards to impaired loans by loan portfolio class for the year ended December 31, 2012 and average recorded investment and actual interest income recognized for the twelve months ended December 31, 2012 (In Thousands):

	Recorded	Unpaid Principle	Related	Avearge Recorded	Interest Income
	Investment	Recognized	Allowance	Investment	Recognized
With no related allowance recorded:

Residential Mortgages	$6,147	$6,147	$-	$5,684	$215
Commercial and Multi-family	13,827	13,827	-	20,230	503
Construction	-	-	-	1,174	102
Commercial Business (1)	2,550	2,550	-	2,559	69
Home Equity (2)	1,959	1,959	-	1,927	43
Consumer	-	-	-	2	-
	$24,483	$24,483	$-	$31,576	$932
With an allowance recorded:

Residential Mortgages	$7,638	$7,638	$497	$8,817	$480
Commercial and Multi-family	13,203	13,203	1,061	12,886	588
Construction	130	130	96	180	6
Commercial Business (1)	1,378	1,378	353	2,330	31
Home Equity (2)	738	738	113	616	28
Consumer	-	-	-	48	-

Total:	$23,087	$23,087	$2,120	$24,877	$1,133

Residential Mortgages	$13,785	$13,785	$497	$14,501	$695
Commercial and Multi-family	27,030	27,030	1,061	33,116	1,091
Construction	130	130	96	1,354	108
Commercial Business (1)	3,928	3,928	353	4,889	100
Home Equity (2)	2,697	2,697	113	2,543	71
Consumer	-	-	-	50	-

Total:	$47,570	$47,570	$2,120	$56,453	$2,065

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Note 6 - Loans Receivable and Allowance for Loan Losses (Continued)

The following table summarizes information in regards to impaired loans by loan portfolio class for the year ended December 31, 2011 and average recorded investment and actual interest income recognized for the twelve months ended December 31, 2011 (In Thousands):

	Recorded	Unpaid Principle	Related	Avearge Recorded	Interest Income
	Investment	Recognized	Allowance	Investment	Recognized
With no related allowance recorded:

Residential Mortgages	$6,142	$6,142	$-	$3,370	$157
Commercial and Multi-family	23,417	23,417	-	22,910	793
Construction	1,513	1,513	-	2,415	19
Commercial Business (1)	2,366	2,366	-	1,653	94
Home Equity (2)	1,301	1,301	-	711	52
Consumer	-	-	-	-	-
	$34,739	$34,739	$-	$31,059	$1,115
With an allowance recorded:

Residential Mortgages	$7,864	$7,864	$550	$3,945	$303
Commercial and Multi-family	16,044	16,044	2,674	15,447	582
Construction	-	-	-	330	-
Commercial Business (1)	1,941	1,941	95	2,019	24
Home Equity (2)	549	549	72	411	19
Consumer	-	-	-	-	-

Total:	$26,398	$26,398	$3,391	$22,152	$928

Residential Mortgages	$14,006	$14,006	$550	$7,315	$460
Commercial and Multi-family	39,461	39,461	2,674	38,357	1,375
Construction	1,513	1,513	-	2,745	19
Commercial Business (1)	4,307	4,307	95	3,672	118
Home Equity (2)	1,850	1,850	72	1,122	71
Consumer	-	-	-	-	-

Total:	$61,137	$61,137	$3,391	$53,211	$2,043

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

A troubled debt restructuring (“TDR”) is a loan that has been modified whereby the Bank has agreed to make certain concessions to a borrower to meet the needs of both the borrower and the Bank to maximize the ultimate recovery of a loan. TDR occurs when a borrower is experiencing, or is expected to experience, financial difficulties and the loan is modified using a modification that would otherwise not be granted to the borrower. The types of concessions granted are generally included, but not limited to interest rate reductions, limitations on the accrued interest charged, term extensions, and deferment of principal.

The following table summarizes information in regards to troubled debt restructurings for the years ended December 31, 2012 and 2011, (In thousands):

		Pre-Modification Outstanding	Post-Modification Outstanding
Year Ended December 31, 2012	Number of Contracts	Recorded Investments	Recorded Investments

Residential	13	$4,440	$4,440
Commercial and multi-family	14	$8,384	$8,384
Commercial business	1	$531	$531
Home equity	6	$534	$534

		Pre-Modification Outstanding	Post-Modification Outstanding
Year Ended December 31, 2011	Number of Contracts	Recorded Investments	Recorded Investments

Residential	20	$5,985	$5,985
Commercial and multi-family	12	$5,368	$5,368
Home equity	2	$470	$470

Troubled Debt Restructurings On Financing Receivables with a Payment Default, within Twelve Months of Restructuring [Table Text Block]

The following table summarizes information in regards to troubled debt restructurings for which there was a payment default, within twelve months of restructuring, (In thousands):

Year Ended December 31, 2012	Number of Contracts	Recorded Investment

Residential	3	$395
Commercial and multi-family	2	$1,109

Year Ended December 31, 2011	Number of Contracts	Recorded Investment

Residential	2	$506
Commercial and multi-family	2	$1,429

Delinquency Status of Total Loans Receivable [Table Text Block]

The following table sets forth the delinquency status of total loans receivable at December 31, 2012.

F

	As of December 31, 2012
							Loans Receivable
	30-59 Days	60-90 Days	Greater Than	Total Past		Total Loans	>90 Days
	Past Due	Past Due	90 Days	Due	Current	Receivable	and Accruing
	(In Thousands)

Residential	$7,566	$1,941	$2,348	$11,855	$191,071	$202,926	$1,223
Commercial and multi-family	23,816	5,245	9,275	38,336	549,932	588,268	1,386
Construction	2,537	1,174	130	3,841	19,469	23,310	—
Commercial business(1)	1,495	152	1,514	3,161	56,507	59,668	—
Home equity(2)	1,380	717	1,516	3,613	56,780	60,393	227
Consumer	—	—	—	—	1,634	1,634	—
Total	$36,794	$9,229	$14,783	$60,806	$875,393	$936,199	$2,836

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

The following table sets forth the delinquency status of total loans receivable at December 31, 2011.

	As of December 31, 2011
							Loans Receivable
	30-59 Days	60-90 Days	Greater Than	Total Past		Total Loans	>90 Days
	Past Due	Past Due	90 Days	Due	Current	Receivable	and Accruing
	(In Thousands)

Residential	$6,166	$2,495	$11,847	$20,508	$197,577	$218,085	$—
Commercial and multi-family	16,997	6,340	21,080	44,417	428,007	472,424	—
Construction	3,688	130	3,660	7,478	9,522	17,000	—
Commercial business(1)	536	—	1,785	2,321	72,252	74,573	—
Home equity(2)	2,474	1,018	1,181	4,673	64,402	69,075	—
Consumer	33	10	—	43	1,265	1,308	—
Total	$29,894	$9,993	$39,553	$79,440	$773,025	$852,465	$—

__________

(1) Includes business lines of credit.

(2) Includes home equity lines of credit.

Financing Receivable Credit Quality Indicators [Table Text Block]

The following table presents the loan portfolio types summarized by the aggregate pass rating and the classified ratings of special mention, substandard, doubtful, and loss within the Company’s internal risk rating system as of December 31, 2012:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Residential	$190,054	$6,300	$5,653	$919	$-	$202,926
Commercial and multi-family	556,814	15,036	13,206	3,212	-	588,268
Construction	22,739	-	441	130	-	23,310
Commercial business(1)	54,100	2,696	1,452	1,420	-	59,668
Home equity(2)	57,857	1,091	1,445	-	-	60,393
Consumer	1,598	-	36	-	-	1,634
Total	$883,162	$25,123	$22,233	$5,681	$-	$936,199

The following table presents the loan portfolio types summarized by the aggregate pass rating and the classified ratings of special mention, substandard, doubtful, and loss within the Company’s internal risk rating system as of December 31, 2011:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Residential	$203,317	$5,316	$7,632	$1,437	$383	$218,085
Commercial and multi-family	426,983	19,620	23,618	2,203	-	472,424
Construction	13,697	-	2,619	684	-	17,000
Commercial business(1)	67,593	2,827	1,245	2,784	124	74,573
Home equity(2)	67,126	468	1,412	-	69	69,075
Consumer	1,308	-	-	-	-	1,308
Total	$780,024	$28,231	$36,526	$7,108	$576	$852,465

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Land	$ 1,837	$ 1,837
Buildings and improvements	11,490	11,080
Leasehold improvements	1,208	1,053
Furniture, fixtures and equipment	4,031	3,462

	18,566	17,432
Accumulated depreciation and amortization	(4,998)	(3,856)

	$ 13,568	$ 13,576

Minimum Obligation under Non-cancelable Lease Agreement [Table Text Block]
2013	$1,007
2014	916
2015	725
2016	737
2017	663
Thereafter	3,912

Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Interest Receivable [Abstract]
Interest Receivable [Table Text Block]
Loans	$ 3,509	$ 4,181
Securities	554	816

	$ 4,063	$ 4,997

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule Of Deposits [Table Text Block]

	December 31,
	2012	2011
	(In Thousands)

Demand:
Non-interest bearing	$85,950	$78,589
NOW	120,765	112,605
Money market	63,834	67,592
	270,549	258,786

Savings and club	256,769	265,546
Certificates of deposit	413,468	453,291

	$940,786	$977,623

Schedule Of Maturities Of Time Certificates Of Deposits [Table Text Block]
2013	$ 286,161
2014	72,881
2015	20,942
2016	18,278
2017	15,008
Thereafter	198
$ 413,468

Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Long-Term Debt [Abstract]
Long Term Debt [Table Text Block]

		December 31,
		2012		2011
		Weighted Average Rate	Amount	Weighted Average Rate	Amount
Federal Home Loan Bank Advances:
	Maturing by December 31,

	2013	0.31	$17,000,000	-	$-
	2016	4.28	55,000,000	4.28	57,000,000
	2017	4.39	55,000,000	4.37	56,500,000
	2018	-	-	2.51	10,500,000

		3.75%	127,000,000	4.33%	124,000,000
(1) Fair Value Adjustments
			-		1,406,986

			$127,000,000		$125,406,986

Trust Preferred Junior Subordinated Debenture [Table Text Block]

		2012		2011
		Coupon Rate	Amount	Coupon Rate	Amount
Trust preferred junior subordinated debenture:
	Maturing by December 31,

	2034	2.958%	$4,124,000	3.21%	$4,124,000

Short-term Borrowings [Table Text Block]

	December 31,
	2012	2011	2010
	(In Thousands)

Average balance outstanding during the year	$145	$-	$-
Highest month-end balance during the year	$17,000	$-	$-
Average interest rate during the year	0.31%	$-	$-
Weighted average interest rate at year-end	0.31%	$-	$-

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
As of December 31, 2012:
Total capital (to risk-weighted assets)	$ 105,233	14.03%	$ 59,991	³8.00%	$ 74,988	³10.00%
Tier 1 capital (to risk-weighted assets)	95,845	12.78	29,995	4.00	44,993	³ 6.00
Tier 1 capital (to average assets)	95,845	8.38	45,741	³4.00	57,177	³ 5.00

As of December 31, 2011:
Total capital (to risk-weighted assets)	$ 112,802	16.42%	$ 54,960	³8.00%	$ 68,699	³10.00%
Tier 1 capital (to risk-weighted assets)	105,376	15.34	27,480	4.00	41,219	³ 6.00
Tier 1 capital (to average assets)	105,376	8.66	48,646	³4.00	60,808	³ 5.00

Benefits Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan's Funded Status [Table Text Block]

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$10,338	$8,723
Interest Cost	444	469
Actuarial loss	454	1,807
Benefits paid	(514)	(503)
Settlements	(752)	(158)
Benefit obligation, ending	$9,970	$10,338

Change in Plan Assets:

Fair value of assets, beginning of year	$4,973	$4,746
Actual return on plan assets	597	76
Employer contributions	2,700	812
Benefits paid	(514)	(503)
Settlements	(752)	(158)

Fair value of assets, ending	$7,004	$4,973

Reconciliation of Funded Status:

Accumulated benefit obligation	$9,970	$10,338

Projected benefit obligation	$9,970	$10,338

Fair value of assets	(7,004)	(4,973)

Funded status, included in other liabilities	$(2,996)	$(5,365)

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Net Periodic Expense [Table Text Block]

Net Periodic Pension Expense:	December 31,
	2012	2011
	(In Thousands)

Interest cost	$444	$469
Expected return on assets	(463)	(375)
Amortization of net (gain) or loss	63	-
Settlement loss	164	-

Net Periodic Pension Cost	$208	$94

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%
Long term rate of return on plan assets	8.00%	8.00%
Salary Increase Rate	N/A	N/A

Asset Allocation Parameters by Asset Class [Table Text Block]

Asset Allocation Parameters by Asset Class
	Minimum	Target	Maximum
Equity
Large-Cap U.S.		26%
Mid/Small-Cap U.S.		12%
Non-U.S.		12%
Total-Equity	40%	50%	60%

Fixed Income
Long Duration		47%
Money Market/Certificates of Deposit		3%
Total-Fixed Income	40%	50%	60%

Fair Value of Plan Assets [Table Text Block]

Asset Category	Total	(Level 1)		(Level 2)		(Level 3)

Mutual funds-Equity
Large-Cap Value (a)	$766,221	$766,221	$		$
Mid-Cap Value (b)	385,766	385,766		-		-
Small-Cap Value (c)	367,800	367,800		-		-
Foreign Large Growth (d)	230,043	230,043		-		-

Mutual Funds-Fixed Income
World Bond (e)	793,273	793,273		-		-
Intermediate Government (f)	727,626	727,626		-		-
Inflation Protected (g)	666,735	666,735		-		-

Mutual Funds-Asset Allocation/Balanced
Conservative Allocation (h)	2,219,131	2,219,131		-		-
World Allocation (i)	340,332	340,332		-		-

Stock
BCB Common Stock	477,225	477,225		-		-

Cash Equivalents
Money Market	$30,348	$30,348		$-		$-

Total	$7,004,500	$7,004,500		$-		$-

Summary of Stock Option Activity [Table Text Block]

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (000's)

Outstanding at December 31, 2010	289,613	$5.29-$29.25	$ 12.00

Options forfeited	(3,000)	29.25	29.25
Options exercised	(28,637)	8.26	8.26		$ 70
Options granted	60,000	8.93	8.93
Options expired	-	-	-

Outstanding at December 31, 2011	317,976	$5.29-$29.25	11.61	4.46 years	231

Options forfeited	(11,000)	8.93-29.25	17.06
Options exercised	(29,661)	5.29-9.34	6.01		131
Options granted	-	-	-
Options expired	(3,019)	5.29-15.11	11.80

Outstanding at December 31, 2012	274,296	$8.93-$29.25	11.97	2.96 years	34

Exercisable at December 31, 2012	224,796	$8.93-$29.25	12.64	1.71 years	6

Schedule of Assumptions Used [Table Text Block]

Expected life	7.25 years
Risk-free interest rate	1.44%
Volatility	29.80%
Dividend yield	4.71%
Fair value	$ 1.49

SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan's Funded Status [Table Text Block]

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$511	$596
Interest Cost	21	29
Actuarial loss	16	25
Benefits paid	(74)	(139)
Benefit obligation, ending	$474	$511

Change in Plan Assets:

Fair value of assets, beginning of year	$-	$-
Employer contributions	74	139
Benefits paid	(74)	(139)

Fair value of assets, ending	$-	$-

Reconciliation of Funded Status:

Accumulated benefit obligation	$474	$511

Projected benefit obligation	$474	$511

Fair value of assets	-	-

Funded status, included in other liabilities	$474	$511

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Net Periodic Expense [Table Text Block]

	December 31,
Net Periodic SERP Expense:	2012	2011
	(In Thousands)

Interest Cost	$21	$29

Net Periodic SERP Cost	$21	$29

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%

Rate of increase in compensation	N/A	N/A	%

Expected Benefit Payments [Table Text Block]

At December 31, 2012 and December 31, 2011, unrecognized net loss of $46,000 and $30,000, respectively, was included, net of deferred income tax, in accumulated other comprehensive income in accordance with ASC 715-20 and ASC 715-30. None of the unrecognized net loss is expected to be recognized in net periodic SERP cost for the year ended December 31, 2012.

The Company expects to contribute, based upon actuarial estimates, approximately $62,000 to the SERP plan in 2013.

Benefit payments are expected to be paid for the years ended December 31 as follows (In thousands):

2013 $ 62 2014 62 2015 62 2016 62 2017 62 2018-2022 218

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax (Benefit) [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)

Current income tax expense (benefit):
Federal	$(2,366)	$4,382	$1,982
State	263	836	(136)

	(2,103)	5,218	1,846

Deferred income tax expense (benefit):
Federal	802	(1,592)	5
State	(951)	(253)	(346)

	(149)	(1,845)	(341)

Total Income Tax (Benefit) Expense	$(2,252)	$3,373	$1,505

Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2012	2011
Deferred income tax assets:
Allowance for loan losses	$5,537	$4,822
Other real estate owned expenses	435	-
Depreciation	137	199
Other than temporary impairment on security	1,191	1,191
Non-accrual interest	455	397
Benefit Plans	424	1,530
Benefit Plan-accumulated other comprehensive loss	912	868
Valuation adjustment on loans receivable acquired	812	1,677
Valuation adjustment on securities	371	-
Valuation adjustment on time deposits acquired	138	347
Valuation adjustment on borrowings acquired	-	575
Net operating loss carry forwards (net of valuation allowances)	1,069	345
Unrealized loss on securities available for sale	-	21
Other	134	318

	11,615	12,290

Deferred income tax liabilities:

Unrealized gain on securities available for sale	59	-
Valuation adjustment on securities	-	748
Valuation adjustment on premises and equipment acquired	1,503	1,602

	1,562	2,350

Net Deferred Tax Asset	$10,053	$9,940

Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)

Federal income tax (benefit) expense at statutory rate	$(1,510)	$3,298	$5,382
Increases (reductions) in income taxes resulting from:
State income tax (benefit), net of federal income tax effect	(451)	380	(318)
Merger related items	-	(219)	(4,066)
Other items, net	(291)	(86)	507

Effective Income Tax	$(2,252)	$3,373	$1,505

Effective Income Tax Rate	(52.2)%	35.8%	9.5%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Loan Related Commitments [Table Text Block]

	December 31,
	2012	2011
	(In Thousands)

Loan origination	$39,093	$39,133
Standby letters of credit	2,414	1,538
Construction loans in process	13,774	3,588
Unused lines of credit	41,824	29,261

	$97,105	$73,520

Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Fair Value Measurements, Recurring [Table Text Block]

		(Level 1)	(Level 2)
		Quoted Prices in	Significant	(Level 3)
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
Description	Total	Assets	Inputs	Inputs
As of December 31, 2012:
Securities available for sale — Equity Securities	$1,240	$1,240	$—	$—

As of December 31, 2011:
Securities available for sale — Equity Securities	$1,045	$1,045	$—	$—

Fair Value Measurements, Nonrecurring [Table Text Block]

		(Level 1)	(Level 2)
		Quoted Prices in	Significant	(Level 3)
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
Description	Total	Assets	Inputs	Inputs
As of December 31, 2012:
Impaired loans	$20,967	$—	$—	$20,967
Other Real estate owned	$2,215	$—	$—	$2,215

As of December 31, 2011:
Impaired Loans	$23,007	$—	$—	$23,007
Other Real estate owned	$300	$—	$—	$300

Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input
December 31, 2012:
Impaired Loans	$20,967	Appraisal of collateral (1)	Appraisal adjustments (2)	0%-10%
			Liquidation expenses (3)	0%-10%
Other Real Estate Owned	$2,215	Appraisal of collateral (1)	Appraisal adjustments (2)	0%-20%

[1],[2],[3]
Carrying Values and Estimated Fair Values of Financial Instruments [Table Text Block]

			Quoted Prices
			in Active	Significant	Significant
	Carrying		Markets for Identical Assets	Other Observable Inputs	Unobservable Inputs
	Value	Fair Value	(Level 1)	(Level 2)	(Level 3)

	(In Thousands)

Financial assets:
Cash and cash equivalents	$35,133	$35,133	$35,133	$-	$-
Securities available for sale	1,240	1,240	1,240	-	-
Securities held to maturity	164,648	171,603	-	171,603	-
Loans held for sale	1,602	1,637	-	1,637	-
Loans receivable	922,301	975,835	-	-	975,835
FHLB of New York stock	7,698	7,698	-	7,698	-
Interest receivable	4,063	4,063	-	4,063	-

Financial liabilities:
Deposits	940,786	944,960	527,318	417,642	-
FHLB Borrowings	131,124	144,211	-	144,211	-
Interest payable	789	789	-	789	-

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss [Abstract]
Components of Accumulated Other Comprehensive Loss [Table Text Block]

	At December 31,
	2012	2011
	(In Thousands)

Net unrealized gain (loss) on securities available for sale	$143	$(52)
Tax effect	(59)	21
Net of tax amount	84	(31)

Benefit plan adjustments	(2,231)	(2,124)
Tax effect	912	868
Net of tax amount	(1,319)	(1,256)

Accumualted other comprehensive loss	$(1,235)	$(1,287)

Parent Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Only Condensed Financial Information [Abstract]
Statement of Financial Condition [Table Text Block]

STATEMENTS OF FINANCIAL CONDITION
	Years Ended December 31,
	2012	2011
	(In Thousands)

Assets

Cash and due from banks	$1,052	$-
Investment in subsidiaries	95,037	104,088
Restricted common stock	124	124
Other assets	58	36

Total assets	96,271	104,248

Liabilities and Stockholders' Equity
Liabilities
Long-term debt	$4,124	$4,124
Other Liabilities	566	76

Total Liabilities	4,690	4,200

Stockholder's Equity	91,581	100,048

Total Liabilities and Stockholders' Equity	$96,271	$104,248

Statements of Operations [Table Text Block]

STATEMENTS OF OPERATIONS
	Years Ended December 31,
	2012	2011	2010
		(In Thousands)

Dividends from Bank subsidiary	$15,745	$9,611	$5,334
Total Income	15,745	9,611	5,334

Interest expense, borrowed money	128	120	122
Other	37	(17)	60
Total Expense	165	103	182

Income before Income Tax Expense (Benefit) and Equity in Undistributed Earnings (Losses) of Subsidiaries	15,580	9,508	5,152
Income tax expense (benefit)	(55)	97	120

Income before Equity in Undistributed (Losses) Earnings of Subsidiaries	15,635	9,411	5,032

Equity in undistributed (losses) earnings of Subsidiaries	(17,697)	(3,360)	9,294

Net (Loss) Income	$(2,062)	$6,051	$14,326

Statements of Cash Flows [Table Text Block]

STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2012	2011	2010
		(In Thousands)

Cash Flows from Operating Activities
Net (Loss) Income	$(2,062)	$6,051	$14,326
Adjustments to reconcile net (loss) income to net cash provided by operating activites:
Equity in undistributed losses (earnings) of subsidiaries	17,697	3,360	(9,294)
Decrease (increase) in other assets	(22)	95	171
Increase (decrease) in other liabilities	490	18	(129)

Net Cash Provided By Operating Activities	16,103	9,524	5,074

Cash Flows from Investing Activities
Cash acquired in acquisition	-	-	31
Additional investment in subsidiary	(8,570)	-	-

Net Cash (Used In) Provided By Investing Activities	$(8,570)	$-	$31

Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	8,570	-	-
Proceeds from issuance of common stock	109	237	73
Cash dividends paid	(4,310)	(4,549)	(3,412)
Purchase of treasury stock	(10,850)	(5,567)	(1,806)

Net Cash (Used in) Financing Activities	(6,481)	(9,879)	(5,145)

Net Increase (decrease) in Cash and Cash Equivalents	1,052	(355)	(40)

Cash and Cash Equivalents - Beginning	$-	$355	$395

Cash and Cash Equivalents - Ending	$1,052	$-	$355

Non-Cash Items:
Transfer of securities available for sale to treasury stock	$-	$-	$235

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule Of Loans Acquired [Table Text Block]
$ 107,760
(1,531)
106,229
17,318
$ 88,911

Pamrapo Bancorp, Inc. [Member]
Business Acquisition [Line Items]
Consideration Paid, Net Assets and Liabilities Acquired [Table Text Block]

The results of Pamrapo’s operations are included in our Consolidated Statements of Operations from the date of acquisition.  In connection with the merger, the consideration paid and the net assets acquired were recorded at estimated fair value on the date of acquisition, as summarized in the following table, (in thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$38,645

Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value
Cash and cash equivalents	$22,979
Investment securities	86,770
Loans receivable	412,142
Federal Home Loan Bank of New York stock	2,878
Property held for sale	1,017
Premises and equipment	5,938
Other real estate owned	789
Interest receivable	1,905
Deferred income taxes	1,820
Other assets	1,264
Deposits	(435,810)
Borrowings	(43,815)
Other liabilities	(6,650)

Total identifiable net assets	51,227

Gain on bargain purchase recognized in non-interest income	$12,582

Schedule Of Loans Acquired [Table Text Block]
$ 649,871
(7,924)
641,947
229,805
$ 412,142

Pro Forma, Twelve Months Ended [Table Text Block]

	Pro forma
	Twelve months ended
	December 31, 2011	December 31, 2010

Net interest income	$41,734	$28,363
Noninterest income	2,452	15,480
Noninterest expense	30,864	25,203
Net income	6,237	14,475

Allegiance Community Bank [Member]
Business Acquisition [Line Items]
Consideration Paid, Net Assets and Liabilities Acquired [Table Text Block]

The results of Allegiance’s operations are included in our Consolidated Statements of Operations from the date of acquisition. In connection with the merger, the consideration paid and the net assets acquired were recorded at the estimated fair value on the date of acquisition, as summarized in the following table (In thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$ 6,167
Cash paid on fractional shares	1
$ 6,168

Estimated amounts of identifiable assets acwquired and liabilities assumed, at fair value
Cash and cash equivalents	$5,902
Investment securities	34,969
Loans receivable	88,911
Federal Home Loan Bank of New York stock	819
Premises and equipment	1,618
Interest Receivable	443
Deferred income taxes	1,418
Other assets	1,057
Deposits	(111,365)
Borrowings	(15,458)
Other liabilities	(984)

Total identifiable net assets	7,330

Gain on bargain purchase recognized in non-interest income	$ 1,162

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data [Table Text Block]
	Year Ended December 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Interest income	$13,549	$13,322	$13,108	$13,668
Interest expense	3,252	3,074	2,853	2,768
Net Interest Income	10,297	10,248	10,255	10,900
Provision for loan losses	600	1,200	1,600	1,500
Net Interest Income after Provision for loan losses	9,697	9,048	8,655	9,400
Non-interest income (loss)	1,282	(6,311)	(2,739)	543
Non-interest expense	8,382	7,999	9,001	8,507
Income (loss) before Income Taxes	2,597	(5,262)	(3,085)	1,436
Income taxes (benefit)	1,009	(1,900)	(1,740)	379
Net Income (Loss)	$1,588	$(3,362)	$(1,345)	$1,057
Net income (loss) per common share:
Basic	$0.17	$(0.37)	$(0.15)	$0.12
Diluted	$0.17	$(0.37)	$(0.15)	$0.12
Dividends per common share	$0.12	$0.12	$0.12	$0.12

	Year Ended December 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Interest income	$13,054	$13,250	$12,728	$13,847
Interest expense	3,382	3,368	3,334	3,213
Net Interest Income	9,672	9,882	9,394	10,634
Provision for loan losses	350	450	800	2,500
Net Interest Income after Provision for loan losses	9,322	9,432	8,594	8,134
Non-interest income	533	509	303	1,103
Non-interest expense	6,709	6,637	6,869	8,291
Income before Income Taxes	3,146	3,304	2,028	946
Income taxes	1,225	1,352	840	(44)
Net Income (Loss)	$1,921	$1,952	$1,188	$990
Net income per common share:
Basic	$0.20	$0.21	$0.13	$0.10
Diluted	$0.20	$0.21	$0.13	$0.10
Dividends per common share	$0.12	$0.12	$0.12	$0.12

Organization and Stock Offerings (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended										0 Months Ended
	Oct. 14, 2011	Dec. 16, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 28, 2012	May 19, 2012	Dec. 14, 2011	Jul. 14, 2010	Nov. 20, 2007	Oct. 14, 2011 BCB Bancorp Inc [Member]	Jul. 06, 2010 BCB Bancorp Inc [Member]	Jul. 06, 2010 Pamrapo Bancorp, Inc. [Member]	Oct. 14, 2011 Allegiance Community Bank [Member]
Proceeds from Issuance of private placement of Series A Noncumulative Perpetual Preferred Stock			$ 8,650,000
Costs associated with the private placement			80,000
Stock Repurchase Program, Percentage of Shares Repurchased						5	5	5	5	5
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						440,000	462,800	462,225	479,965	234,002
Stock Repurchase Program Total Repurchased			1,046,726	536,710	193,383
Stock Repurchase Program, Authorized Amount		450,000	10,900,000	5,600,000	1,800,000
Stock Repurchase Program Repurchase Cost per Share			$ 10.37	$ 10.37	$ 9.34
Common Stock, Shares, Issued			10,841,079	10,817,901							644,434	4,900,000	1	0.35
Common Stock, Value per Share, Outstanding														9.57
Common Stock, Value, Outstanding											$ 6,200,000		$ 38,600,000
Business Acquisition, Effective Date of Acquisition	Oct 14, 2011												Jul 6, 2010

Summary of Significant Accounting Policies (Property, Plant and Equipment, Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life or term of lease
Maximum [Member] | Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years

Summary of Significant Accounting Policies (Real Estate Owned) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 property	Dec. 31, 2011 property
Summary of Significant Accounting Policies [Abstract]
Number of Real Estate Properties	12	15
Other Real Estate	$ 3,274	$ 6,570

Summary of Significant Accounting Policies (Income Taxes) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income Tax Examination, Penalties from Examination	$ 11
Income Tax Examination, Year under Examination	2011	2010	2009

Summary of Significant Accounting Policies (Net Income Per Common Share Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Anti-dilutive outstanding options	209,441	243,884

Related Party Transactions (Narrative) (Details) (USD $)	0 Months Ended				12 Months Ended
	Feb. 08, 2012	May 01, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 NEW BAY LLC [Member]	Dec. 31, 2012 Director of the Bank [Member]
Description of Related Party Leasing Arrangements	The purpose of the lease is to store documents, consumable supplies, equipment, and furniture not currently in use by the Bank. The Bank paid $18,700 in the year 2012, which is reflected in the 2012 Consolidated Statement of Operations within occupancy expense of premises.	The rent shall be reset every five years thereafter at the fair market rental value at the end of each preceding five year period.
Operating Leases, Rent Expense					$ 165,000	$ 18,700
Operating Leases, Rent Expense, Monthly Amount					13,750
Operating Leases, Lease Term					25 years
Operating Leases, Future Minimum Payments Due, Next Twelve Months			1,007,000		165,000	20,400
Property, Plant and Equipment, Gross			$ 18,566,000	$ 17,432,000	$ 943,000

Securities Available for Sale (Available-for-sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 1,240	$ 1,045
Equity Securities- Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,097	1,097
Gross Unrealized Gains	143	70
Gross Unrealized Losses	0	122
Fair Value	$ 1,240	$ 1,045

Securities Available for Sale (Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value) (Details) (Equity Securities- Financial Institutions [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity Securities- Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months - Fair Value	$ 0	$ 878
More than 12 Months - Fair Vaule	0	0
Total - Fair Value	0	878
Less than 12 Months - Unrealized Losses	0	122
More than 12 Months - Unrealized Losses	0	0
Total - Unrealized Losses	$ 0	$ 122

Securities Held to Maturity (Held-to-maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Total Due	$ 164,648	$ 206,965
Gross Unrealized Gains - Total Due	7,011	7,058
Gross Unrealized Loss - Total Due	56	120
Fair Value - Total Due	171,603	213,903
US Government Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due within one year		3,315
Amortized Cost - Due after ten years		3,000
Amortized Cost - Total Due		6,315
Gross Unrealized Gains - Due within one year		38
Gross Unrealized Gains - Due after ten years		12
Gross Unrealized Gains - Total Due		50
Gross Unrealized Loss - Due within one year		0
Gross Unrealized Loss - Due after ten years		0
Gross Unrealized Loss - Total Due		0
Fair Value - Due within one year		3,353
Fair Value - Due after ten years		3,012
Fair Value - Total Due		6,365
Residential mortgage-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due within one year	0	9
Amortized Cost - Due after one year through five years	4	1,325
Amortized Cost - Due after five years through ten years	9,480	37,034
Amortized Cost - Due after ten years	153,425	160,509
Amortized Cost - Total Due	162,909	198,877
Gross Unrealized Gains - Due within one year	0	0
Gross Unrealized Gains - Due after one year through five years	0	32
Gross Unrealized Gains - Due after five year through ten years	171	417
Gross Unrealized Gains - Due after ten years	6,747	6,464
Gross Unrealized Gains - Total Due	6,918	6,913
Gross Unrealized Loss - Due within one year	0	0
Gross Unrealized Loss - Due after one year through five years	0	3
Gross Unrealized Loss - Due after five year through ten years	18	44
Gross Unrealized Loss - Due after ten years	38	73
Gross Unrealized Loss - Total Due	56	120
Fair Value - Due within one year	0	9
Fair Value - Due after one year through five years	4	1,354
Fair Value - Due after five years through ten years	9,633	37,407
Fair Value - Due after ten years	160,134	166,900
Fair Value - Total Due	169,771	205,670
Municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due after five years through ten years	388	391
Amortized Cost - Due after ten years	975	979
Amortized Cost - Total Due	1,363	1,370
Gross Unrealized Gains - Due after five year through ten years	28	30
Gross Unrealized Gains - Due after ten years	65	59
Gross Unrealized Gains - Total Due	93	89
Gross Unrealized Loss - Due after five year through ten years	0	0
Gross Unrealized Loss - Due after ten years	0	0
Gross Unrealized Loss - Total Due	0	0
Fair Value - Due after five years through ten years	416	421
Fair Value - Due after ten years	1,040	1,038
Fair Value - Total Due	1,456	1,459
Trusted originated preferred security [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due after ten years	376	403
Gross Unrealized Gains - Due after ten years	0	6
Gross Unrealized Loss - Due after ten years	0	0
Fair Value - Due after ten years	$ 376	$ 409

Securities Held to Maturity (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Held to Maturity [Abstract]
Proceeds from sales of securities held to maturity	$ 30,600,000	$ 2,400,000
Gross Gain	405,000	25,000
Gross Loss	$ 56,000	$ 7,000

Securities Held to Maturity (Held-to-maturity Securities Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months - Fair Value	$ 14,093	$ 16,949
More than 12 Months - Fair Value		5,942
Total - Fair Value	14,093	22,891
Less than 12 Months - Unrealized Losses	56	82
More than 12 Months - Unrealized Losses		38
Total - Unrealized Losses	56	120
Residential mortgage-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months - Fair Value	14,093	16,949
More than 12 Months - Fair Value		5,942
Total - Fair Value	14,093	22,891
Less than 12 Months - Unrealized Losses	56	82
More than 12 Months - Unrealized Losses		38
Total - Unrealized Losses	$ 56	$ 120

Loans Receivable and Allowance for Loan Losses (Recorded investments in loans receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 936,199	$ 852,465	$ 782,074
Deferred loan fees, net	(1,535)	(1,193)
Allowance for loan losses	(12,363)	(10,509)
Total deductions from gross loans	(13,898)	(11,702)
Net Loans	922,301	840,763
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	202,926	218,085	234,435
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	588,268	472,424	410,212
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	23,310	17,000	17,848
Total Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	814,504	707,509
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	20,415	30,290
Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	39,253	44,283
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	59,668	74,573	54,160
Passbook or certificate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	736	809
Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	17,841	18,923
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	42,552	50,152
Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	37	103
Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	567	301
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	61,733	70,288
Deposit Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 294	$ 95

Loans Receivable and Allowance for Loan Losses (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Participation interest in loans originated	$ 11,600,000	$ 6,300,000
Interest income on loans acquired	0
Carring value of loans acquired	6,400,000	13,300,000	11,700,000
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	(1,535,000)	(1,193,000)
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	1,060,000	2,850,000	1,950,000
Nonaccrual Loans, Interest Income, Cash Basis Method	649,000	968,000	280,000
Nonperforming Loans Sold	25,900,000
Cash Proceeds From Sale Of Nonperforming Loans	15,100,000
Pretax Loss On Sale Of Nonperforming Loans	10,800,000
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	14,600,000
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	9,100,000
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	1,100,000
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	781,000
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	$ 313,000

Loans Receivable and Allowance for Loan Losses (Inclusions in the Consolidated Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Unpaid principal balance	$ 330,090	$ 410,057
Recorded investment	$ 326,717	$ 405,951

Loans Receivable and Allowance for Loan Losses (Accertable discount on loans acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable and Allowance for Loan Losses [Abstract]
Beginning Balance	$ 180,722	$ 205,491
Acquisitions		17,318	229,805
Accretion	(44,513)	(42,087)	(24,314)
Ending Balance	$ 136,209	$ 180,722	$ 205,491

Loans Receivable and Allowance for Loan Losses (Related Party Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance - beginning	$ 8,509	$ 7,270
Loans originated	400	613
Changes in related party status		1,105
Collections of principal	(854)	(479)
Balance - ending	$ 8,055	$ 8,509

Loans Receivable and Allowance for Loan Losses (Allowance for Credit Losses on Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				$ 10,509				$ 8,417	$ 10,509	$ 8,417	$ 6,644
Allowance for loan losses: Charge-offs									3,081	2,033	689
Allowance for loan losses: Recoveries									35	25	12
Allowance for loan losses: Net charge-offs											677
Allowance for loan losses: Provision	1,500	1,600	1,200	600	2,500	800	450	350	4,900	4,100	2,450
Allowance for loan losses: Ending Balance	12,363				10,509				12,363	10,509	8,417
Allowance for loan losses: Ending balance: individually evaluated for impairment	2,015				3,391				2,015	3,391	2,107
Allowance for loan losses: Ending balance: collectively evaluated for impairment	10,243				5,765				10,243	5,765	6,310
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality	105				1,353				105	1,353
Loans receivables: Ending balance	936,199				852,465				936,199	852,465	782,074
Loans receivables: Ending balance: individually evaluated for impairment	47,570				61,137				47,570	61,137	33,602
Loans receivables: Ending balance: collectively evaluated for impairment	881,869				775,386				881,869	775,386	730,962
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	6,760				15,942				6,760	15,942	17,510
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				2,679				171	2,679	171
Allowance for loan losses: Charge-offs									793	122
Allowance for loan losses: Provision									81	2,630
Allowance for loan losses: Ending Balance	1,967				2,679				1,967	2,679
Allowance for loan losses: Ending balance: individually evaluated for impairment	392				550				392	550
Allowance for loan losses: Ending balance: collectively evaluated for impairment	1,470				1,548				1,470	1,548	171
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality	105				581				105	581
Loans receivables: Ending balance	202,926				218,085				202,926	218,085	234,435
Loans receivables: Ending balance: individually evaluated for impairment	13,785				14,006				13,785	14,006	89
Loans receivables: Ending balance: collectively evaluated for impairment	186,205				194,862				186,205	194,862	219,795
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	2,936				9,217				2,936	9,217	14,551
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				5,798				6,179	5,798	6,179
Allowance for loan losses: Charge-offs									1,360	1,173
Allowance for loan losses: Recoveries									35	25
Allowance for loan losses: Provision									3,578	767
Allowance for loan losses: Ending Balance	8,051				5,798				8,051	5,798
Allowance for loan losses: Ending balance: individually evaluated for impairment	1,061				2,674				1,061	2,674	1,656
Allowance for loan losses: Ending balance: collectively evaluated for impairment	6,990				2,654				6,990	2,654	4,523
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					470					470
Loans receivables: Ending balance	588,268				472,424				588,268	472,424	410,212
Loans receivables: Ending balance: individually evaluated for impairment	27,030				39,461				27,030	39,461	27,422
Loans receivables: Ending balance: collectively evaluated for impairment	557,795				429,355				557,795	429,355	379,907
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	3,443				3,608				3,443	3,608	2,883
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				304				426	304	426
Allowance for loan losses: Charge-offs									292	687
Allowance for loan losses: Provision									947	565
Allowance for loan losses: Ending Balance	959				304				959	304
Allowance for loan losses: Ending balance: individually evaluated for impairment	96								96
Allowance for loan losses: Ending balance: collectively evaluated for impairment	863				189				863	189	426
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					115					115
Loans receivables: Ending balance	23,310				17,000				23,310	17,000	17,848
Loans receivables: Ending balance: individually evaluated for impairment	130				1,513				130	1,513	2,910
Loans receivables: Ending balance: collectively evaluated for impairment	23,180				13,236				23,180	13,236	14,938
Loans receivables: Ending balance: loans acquired with deteriorated credit quality					2,251					2,251
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				1,041				1,286	1,041	1,286
Allowance for loan losses: Charge-offs									612	24
Allowance for loan losses: Provision									391	(221)
Allowance for loan losses: Ending Balance	820				1,041				820	1,041
Allowance for loan losses: Ending balance: individually evaluated for impairment	353				95				353	95	449
Allowance for loan losses: Ending balance: collectively evaluated for impairment	467				792				467	792	837
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					154					154
Loans receivables: Ending balance	59,668				74,573				59,668	74,573	54,160
Loans receivables: Ending balance: individually evaluated for impairment	3,928				4,307				3,928	4,307	2,809
Loans receivables: Ending balance: collectively evaluated for impairment	55,499				70,012				55,499	70,012	51,275
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	241				254				241	254	76
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				677				204	677	204
Allowance for loan losses: Charge-offs									24
Allowance for loan losses: Provision									(178)	473
Allowance for loan losses: Ending Balance	475				677				475	677
Allowance for loan losses: Ending balance: individually evaluated for impairment	113				72				113	72	2
Allowance for loan losses: Ending balance: collectively evaluated for impairment	362				572				362	572	202
Allowance for loan losses: Ending balance: loans acquired with deteriorated credit quality					33					33
Loans receivables: Ending balance	60,393				69,075				60,393	69,075	63,603
Loans receivables: Ending balance: individually evaluated for impairment	2,697				1,850				2,697	1,850	372
Loans receivables: Ending balance: collectively evaluated for impairment	57,556				66,613				57,556	66,613	63,231
Loans receivables: Ending balance: loans acquired with deteriorated credit quality	140				612				140	612
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance				10				18	10	18
Allowance for loan losses: Charge-offs										27
Allowance for loan losses: Provision									49	19
Allowance for loan losses: Ending Balance	59				10				59	10
Allowance for loan losses: Ending balance: collectively evaluated for impairment	59				10				59	10	18
Loans receivables: Ending balance	1,634				1,308				1,634	1,308	1,816
Loans receivables: Ending balance: collectively evaluated for impairment	1,634				1,308				1,634	1,308	1,816
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses: Beginning Balance								133		133
Allowance for loan losses: Provision									32	(133)
Allowance for loan losses: Ending Balance	32								32
Allowance for loan losses: Ending balance: collectively evaluated for impairment	$ 32								$ 32		$ 133

Loans Receivable and Allowance for Loan Losses (Non-accruing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	$ 20,059	$ 47,825
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	2,163	15,511
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	130	4,040
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	3,159	4,265
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	13,043	22,280
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual loan	$ 1,564	$ 1,729

Loans Receivable and Allowance for Loan Losses (Impaired Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	$ 24,483	$ 34,739
Recorded Investment - With an allowance recorded	23,087	26,398
Recorded Investment - Total	47,570	61,137
Unpaid Principal Balance - With no related allowance recorded	24,483	34,739
Unpaid Principal Balance - With an allowance recorded	23,087	26,398
Unpaid Principal Balance - Total	47,570	61,137
Related Allowance	2,120	3,391
Average Recorded Investment - With no related allowance recorded	31,576	31,059
Average Recorded Investment - With an allowance recorded	24,877	22,152
Average Recorded Investment - Total	56,453	53,211	29,500
Interest Income Recognized - With no related allowance recorded	932	1,115
Interest Income Recognized - With an allowance recorded	1,133	928
Interest Income Recognized - Total	2,065	2,043	2,110
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	6,147	6,142
Recorded Investment - With an allowance recorded	7,638	7,864
Recorded Investment - Total	13,785	14,006
Unpaid Principal Balance - With no related allowance recorded	6,147	6,142
Unpaid Principal Balance - With an allowance recorded	7,638	7,864
Unpaid Principal Balance - Total	13,785	14,006
Related Allowance	497	550
Average Recorded Investment - With no related allowance recorded	5,684	3,370
Average Recorded Investment - With an allowance recorded	8,817	3,945
Average Recorded Investment - Total	14,501	7,315
Interest Income Recognized - With no related allowance recorded	215	157
Interest Income Recognized - With an allowance recorded	480	303
Interest Income Recognized - Total	695	460
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	13,827	23,417
Recorded Investment - With an allowance recorded	13,203	16,044
Recorded Investment - Total	27,030	39,461
Unpaid Principal Balance - With no related allowance recorded	13,827	23,417
Unpaid Principal Balance - With an allowance recorded	13,203	16,044
Unpaid Principal Balance - Total	27,030	39,461
Related Allowance	1,061	2,674
Average Recorded Investment - With no related allowance recorded	20,230	22,910
Average Recorded Investment - With an allowance recorded	12,886	15,447
Average Recorded Investment - Total	33,116	38,357
Interest Income Recognized - With no related allowance recorded	503	793
Interest Income Recognized - With an allowance recorded	588	582
Interest Income Recognized - Total	1,091	1,375
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded		1,513
Recorded Investment - With an allowance recorded	130
Recorded Investment - Total	130	1,513
Unpaid Principal Balance - With no related allowance recorded		1,513
Unpaid Principal Balance - With an allowance recorded	130
Unpaid Principal Balance - Total	130	1,513
Related Allowance	96
Average Recorded Investment - With no related allowance recorded	1,174	2,415
Average Recorded Investment - With an allowance recorded	180	330
Average Recorded Investment - Total	1,354	2,745
Interest Income Recognized - With no related allowance recorded	102	19
Interest Income Recognized - With an allowance recorded	6
Interest Income Recognized - Total	108	19
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	2,550	2,366
Recorded Investment - With an allowance recorded	1,378	1,941
Recorded Investment - Total	3,928	4,307
Unpaid Principal Balance - With no related allowance recorded	2,550	2,366
Unpaid Principal Balance - With an allowance recorded	1,378	1,941
Unpaid Principal Balance - Total	3,928	4,307
Related Allowance	353	95
Average Recorded Investment - With no related allowance recorded	2,559	1,653
Average Recorded Investment - With an allowance recorded	2,330	2,019
Average Recorded Investment - Total	4,889	3,672
Interest Income Recognized - With no related allowance recorded	69	94
Interest Income Recognized - With an allowance recorded	31	24
Interest Income Recognized - Total	100	118
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	1,959	1,301
Recorded Investment - With an allowance recorded	738	549
Recorded Investment - Total	2,697	1,850
Unpaid Principal Balance - With no related allowance recorded	1,959	1,301
Unpaid Principal Balance - With an allowance recorded	738	549
Unpaid Principal Balance - Total	2,697	1,850
Related Allowance	113	72
Average Recorded Investment - With no related allowance recorded	1,927	711
Average Recorded Investment - With an allowance recorded	616	411
Average Recorded Investment - Total	2,543	1,122
Interest Income Recognized - With no related allowance recorded	43	52
Interest Income Recognized - With an allowance recorded	28	19
Interest Income Recognized - Total	71	71
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average Recorded Investment - With no related allowance recorded	2
Average Recorded Investment - With an allowance recorded	48
Average Recorded Investment - Total	$ 50

Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings on Financing Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011 loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 13,900,000	$ 11,800,000
Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	13	20
Pre-Modification Outstanding Recorded Investments	4,440,000	5,985,000
Post-Modification Outstanding Recorded Investments	4,440,000	5,985,000
Number of Contracts Entered into During the Last 12 Months That Subsequently Defaulted	3	2
Recorded Investment Entered into During the Last 12 Months That Subsequently Defaulted	395,000	506,000
Commercial & Multi-family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	14	12
Pre-Modification Outstanding Recorded Investments	8,384,000	5,368,000
Post-Modification Outstanding Recorded Investments	8,384,000	5,368,000
Number of Contracts Entered into During the Last 12 Months That Subsequently Defaulted	2	2
Recorded Investment Entered into During the Last 12 Months That Subsequently Defaulted	1,109,000	1,429,000
Commercial Business [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investments	531,000
Post-Modification Outstanding Recorded Investments	531,000
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	6	2
Pre-Modification Outstanding Recorded Investments	534,000	470,000
Post-Modification Outstanding Recorded Investments	$ 534,000	$ 470,000

Loans Receivable and Allowance for Loan Losses (Delinquency Status of Total Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	$ 36,794	$ 29,894
60-90 Days Past Due	9,229	9,993
Greater Than 90 Days	14,783	39,553
Total Past Due	60,806	79,440
Current	875,393	773,025
Total Loans Receivable	936,199	852,465
Loans Receivable >90 Days and Accruing	2,836
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	7,566	6,166
60-90 Days Past Due	1,941	2,495
Greater Than 90 Days	2,348	11,847
Total Past Due	11,855	20,508
Current	191,071	197,577
Total Loans Receivable	202,926	218,085
Loans Receivable >90 Days and Accruing	1,223
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	23,816	16,997
60-90 Days Past Due	5,245	6,340
Greater Than 90 Days	9,275	21,080
Total Past Due	38,336	44,417
Current	549,932	428,007
Total Loans Receivable	588,268	472,424
Loans Receivable >90 Days and Accruing	1,386
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	2,537	3,688
60-90 Days Past Due	1,174	130
Greater Than 90 Days	130	3,660
Total Past Due	3,841	7,478
Current	19,469	9,522
Total Loans Receivable	23,310	17,000
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	1,495	536
60-90 Days Past Due	152
Greater Than 90 Days	1,514	1,785
Total Past Due	3,161	2,321
Current	56,507	72,252
Total Loans Receivable	59,668	74,573
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due	1,380	2,474
60-90 Days Past Due	717	1,018
Greater Than 90 Days	1,516	1,181
Total Past Due	3,613	4,673
Current	56,780	64,402
Total Loans Receivable	60,393	69,075
Loans Receivable >90 Days and Accruing	227
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days Past Due		33
60-90 Days Past Due		10
Total Past Due		43
Current	1,634	1,265
Total Loans Receivable	$ 1,634	$ 1,308

Loans Receivable and Allowance for Loan Losses (Financing Receivable Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 936,199	$ 852,465	$ 782,074
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	883,162	780,024
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	25,123	28,231
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,233	36,526
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,681	7,108
Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		576
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	202,926	218,085	234,435
Residential [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	190,054	203,317
Residential [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	6,300	5,316
Residential [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,653	7,632
Residential [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	919	1,437
Residential [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		383
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	588,268	472,424	410,212
Commercial & Multi-family [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	556,814	426,983
Commercial & Multi-family [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	15,036	19,620
Commercial & Multi-family [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	13,206	23,618
Commercial & Multi-family [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	3,212	2,203
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	23,310	17,000	17,848
Construction [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,739	13,697
Construction [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	441	2,619
Construction [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	130	684
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	59,668	74,573	54,160
Commercial Business [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	54,100	67,593
Commercial Business [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,696	2,827
Commercial Business [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,452	1,245
Commercial Business [Member] | Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,420	2,784
Commercial Business [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		124
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	60,393	69,075	63,603
Home Equity [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	57,857	67,126
Home Equity [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,091	468
Home Equity [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,445	1,412
Home Equity [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		69
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,634	1,308	1,816
Consumer [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,598	1,308
Consumer [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 36

Premises and Equipment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment [Abstract]
Operating Leases, Rent Expense, Net	$ 1,229	$ 987	$ 693

Premises and Equipment (Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 18,566	$ 17,432
Accumulated depreciation and amortization	(4,998)	(3,856)
Property, Plant and Equipment, Net, Total	13,568	13,576
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,837	1,837
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,490	11,080
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,208	1,053
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,031	$ 3,462

Premises and Equipment (Minimum Obligation under Non-Cancelable Lease Agreement) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises and Equipment [Abstract]
2013	$ 1,007
2014	916
2015	725
2016	737
2017	663
Thereafter	3,912
Total	$ 7,960

Interest Receivable (Interest Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 4,063	$ 4,997
Total Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	3,509	4,181
Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 554	$ 816

Deposits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Time Deposits, $100,000 or More	$ 234.6	$ 255.2

Deposits (Schedule Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Non-interest bearing	$ 85,950	$ 78,589
NOW	120,765	112,605
Money market	63,834	67,592
Demand Deposit Accounts, Total	270,549	258,786
Savings and club	256,769	265,546
Certificates of deposit	413,468	453,291
Total deposits	$ 940,786	$ 977,623

Deposits (Schedule Of Maturities Of Time Certificates Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Deposits [Abstract]
2013	$ 286,161
2014	72,881
2015	20,942
2016	18,278
2017	15,008
Thereafter	198
Total	$ 413,468

Short-Term Borrowings and Long-term Debt (Long Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 3.75	$ 4.33
Federal Home Loan Bank, Advances	127,000,000	124,000,000
Fair Value Adjustments		1,406,986
Federal Home Loan Bank Borrowings, Fair Value Disclosure	127,000,000	125,406,986
Trust preferred junior subordinated debenture: Maturing by December 31, 2034 - Coupon Rate	2.96%	3.21%
Trust preferred junior subordinated debenture: Maturing by December 31, 2034 - Amount	4,124,000	4,124,000
Maturing by December 31, 2013 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	0.31
Federal Home Loan Bank, Advances	17,000,000
Maturing by December 31, 2016 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	4.28	4.28
Federal Home Loan Bank, Advances	55,000,000	57,000,000
Maturing by December 31, 2017 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	4.39	4.37
Federal Home Loan Bank, Advances	55,000,000	56,500,000
Maturing by December 31, 2018 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate		2.51
Federal Home Loan Bank, Advances		$ 10,500,000

Short-Term Borrowings and Long-term Debt (Short-term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Long-Term Debt [Abstract]
Average balance outstanding during the year	$ 145
Highest month-end balance during the year	$ 17,000
Average interest rate during the year	0.31%
Weighted average interest rate at year-end	0.31%

Short-Term Borrowings and Long-term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-Term Borrowings and Long-Term Debt [Abstract]
Trading Securities Pledged as Collateral	$ 133.9	$ 139.2

Regulatory Matters (Bank's Capital Level) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters [Abstract]
Total capital (to risk-weighted assets): Actual - Amount	$ 105,233	$ 112,802
Total capital (to risk-weighted assets): Actual - Ratio	14.03%	16.42%
Total capital (to risk-weighted assets): For Capital Adequacy Purposes - Amount	(59,991)	(54,960)
Total capital (to risk-weighted assets): For Capital Adequacy Purposes - Ratio	(8.00%)	(8.00%)
Total capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Amount	(74,988)	(68,699)
Total capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Ratio	(10.00%)	(10.00%)
Tier 1 capital (to risk-weighted assets): Actual - Amount	95,845	105,376
Tier 1 capital (to risk-weighted assets): Actual - Ratio	12.78%	15.34%
Tier 1 capital (to risk-weighted assets): For Capital Adequacy Purposes - Amount	(29,995)	(27,480)
Tier 1 capital (to risk-weighted assets): For Capital Adequacy Purposes - Ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Amount	(44,993)	(41,219)
Tier 1 capital (to risk-weighted assets): To be Well Capitalized under Prompt Corrective Action Provisions - Ratio	6.00%	6.00%
Tier 1 capital (to average assets): Actual - Amount	95,845	105,376
Tier 1 capital (to average assets): Actual - Ratio	8.38%	8.66%
Tier 1 capital (to average assets): For Capital Adequacy Purposes - Amount	(45,741)	(48,646)
Tier 1 capital (to average assets): For Capital Adequacy Purposes - Ratio	(4.00%)	(4.00%)
Tier 1 capital (to average assets): To be Well Capitalized under Prompt Corrective Action Provisions - Amount	$ (57,177)	$ (60,808)
Tier 1 capital (to average assets): To be Well Capitalized under Prompt Corrective Action Provisions - Ratio	5.00%	5.00%

Benefits Plans (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefits Plans [Abstract]
Unrecognized net gain (loss) included in accumulated other comprehensive (loss) income	$ 46	$ 30
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	62
Expected future compensation expense relating to the 49,500 unexercised options outstanding	$ 54
Expected future compensation expense- Weighted Average Period	P8Y9M

Benefits Plans (Plan's Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligation: Benefit obligation, beginning of year	$ 10,338	$ 8,723
Change in Benefit Obligation: Interest Cost	444	469
Change in Benefit Obligation: Actuarial loss	454	1,807
Change in Benefit Obligation: Benefits paid	(514)	(503)
Change in Benefit Obligation: Settlements	(752)	(158)
Change in Benefit Obligation: Benefit obligation, ending	9,970	10,338
Change in Plan Assets: Fair value of assets, beginning of year	4,972,799
Change in Plan Assets: Actual return on plan assets	597	76
Change in Plan Assets: Employer contributions	2,700	812
Change in Plan Assets: Benefits paid	(514)	(503)
Change in Plan Assets: Settlements	(752)	(158)
Change in Plan Assets: Fair value of assets, ending	7,004,500	4,972,799
Reconciliation of Funded Status: Accumulated benefit obligation	9,970	10,338
Reconciliation of Funded Status: Projected benefit obligation	9,970	10,338
Reconciliation of Funded Status: Fair value of assets	(7,004,500)	(4,972,799)
Reconciliation of Funded Status: Funded status, included in other liabilities	(2,996)	(5,365)
Valuation assumptions used to determine benefit obligation at period end: Discount rate	4.05%	4.40%
SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Benefit Obligation: Benefit obligation, beginning of year	511	596
Change in Benefit Obligation: Interest Cost	21	29
Change in Benefit Obligation: Actuarial loss	16	25
Change in Benefit Obligation: Benefits paid	(74)	(139)
Change in Benefit Obligation: Benefit obligation, ending	474	511
Change in Plan Assets: Employer contributions	74	139
Change in Plan Assets: Benefits paid	(74)	(139)
Reconciliation of Funded Status: Accumulated benefit obligation	474	511
Reconciliation of Funded Status: Projected benefit obligation	474	511
Reconciliation of Funded Status: Funded status, included in other liabilities	$ 474	$ 511
Valuation assumptions used to determine benefit obligation at period end: Discount rate	4.05%	4.40%

Benefits Plans (Net Periodic Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 444	$ 469
Expected return on plan assets	(463)	(375)
Amortization of net (gain) loss	63
Settlement loss	(164)
Net periodic postretirement cost	208	94
Valuation assumptions used to determine net periodic benefit cost for the year: Discount rate	4.40%	5.54%
Valuation assumptions used to determine net periodic benefit cost for the year: Long term rate of return on plan assets	8.00%	8.00%
SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	21	29
Net periodic postretirement cost	$ 21	$ 29
Valuation assumptions used to determine net periodic benefit cost for the year: Discount rate	4.40%	5.54%

Benefits Plans (Asset Allocation Parameters by Asset Class) (Details)	12 Months Ended
Dec. 31, 2012
Large-Cap U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	26.00%
Mid/Small-Cap U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	12.00%
Non-U.S [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	12.00%
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum	40.00%
Target	50.00%
Maximum	60.00%
Long Duration [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	47.00%
Money Market/Certificates of Deposit [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	3.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum	40.00%
Target	50.00%
Maximum	60.00%

Benefits Plans (Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	$ 7,004,500	$ 4,972,799
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	7,004,500	2,597,415
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		2,375,384
Mutual funds-Equity: Large-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	766,221	266,863
Mutual funds-Equity: Large-Cap Value [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	766,221	266,863
Mutual funds-Equity: Mid-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	385,766
Mutual funds-Equity: Mid-Cap Value [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	385,766
Mutual funds-Equity: Small-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	367,800
Mutual funds-Equity: Small-Cap Value [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	367,800
Mutual funds-Equity: Foreign Large Growth [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	230,043
Mutual funds-Equity: Foreign Large Growth [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	230,043
Mutual funds-Equity: Large-Cap Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		327,673
Mutual funds-Equity: Large-Cap Core [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		327,673
Mutual funds-Equity: Small-Cap Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		158,806
Mutual funds-Equity: Small-Cap Core [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		158,806
Mutual funds-Equity: International Cap [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		277,059
Mutual funds-Equity: International Cap [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		277,059
Mutual Funds-Fixed Income: US Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		519,981
Mutual Funds-Fixed Income: US Core [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		519,981
Mutual Funds-Fixed Income: World Bond [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	793,273
Mutual Funds-Fixed Income: World Bond [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	793,273
Mutual Funds-Fixed Income: Intermediate Government [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	727,626
Mutual Funds-Fixed Income: Intermediate Government [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	727,626
Mutual Funds-Fixed Income: Inflation Protected [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	666,735
Mutual Funds-Fixed Income: Inflation Protected [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	666,735
Mutual Funds-Asset Allocation/Balanced: Conservative Allocation [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	2,219,131
Mutual Funds-Asset Allocation/Balanced: Conservative Allocation [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	2,219,131
Mutual Funds-Asset Allocation/Balanced: World Allocation [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	340,332
Mutual Funds-Asset Allocation/Balanced: World Allocation [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	340,332
Common/Collective Trusts-Equity: Large-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		286,944
Common/Collective Trusts-Equity: Large-Cap Value [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		286,944
Common/Collective Trusts-Equity: Large-Cap Growth [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		525,035
Common/Collective Trusts-Equity: Large-Cap Growth [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		525,035
Common/Collective Trusts-Equity: International Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		272,948
Common/Collective Trusts-Equity: International Core [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		272,948
Fixed Income [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		537,986
Fixed Income [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		537,986
Stock: BCB Common Stock [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	477,225	494,410
Stock: BCB Common Stock [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	477,225	494,410
Cash Equivalents: Money Market [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	30,348	14,637
Cash Equivalents: Money Market [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	30,348	14,637
Cash Equivalents: BCB Bank CD [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		1,290,457
Cash Equivalents: BCB Bank CD [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		$ 1,290,457

Benefits Plans (Summary of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance - Number of Option Shares	317,976	289,613
Options forfeited -Number of Option Shares	(11,000)	(3,000)
Options exercised - Number of Option Shares	(29,661)	(28,637)
Options granted - Number of Option Shares		60,000
Options expired - Number of Option Shares	(3,019)
Ending Balance - Number of Option Shares	274,296	317,976
Options Exercisable - Number of Option Shares	224,796
Outstanding, Weighted Average Exercise Price	$ 11.61	$ 12	$ 5.29	$ 5.29	$ 29.25	$ 29.25	$ 29.25
Options forfeited - Weighted Average Exercise Price	$ 17.06	$ 29.25	$ 8.93
Options exercised - Weighted Average Exercise Price	$ 6.01	$ 8.26	$ 5.29
Options granted - Weighted Average Exercise Price		$ 8.93
Options expired - Weighted Average Exercise Price	$ 11.8		$ 5.29
Outstanding, Weighted Average Exercise Price	$ 11.97	$ 11.61	$ 8.93	$ 5.29	$ 29.25	$ 29.25	$ 29.25
Options Exercisable, Weighted Average Exercise Price	$ 12.64		$ 8.93		$ 29.25
Outstanding, Weighted Average Remaining Contractual Term	3 years 5 months 26 days	4 years 5 months 16 days
Exercisable, Weighted Average Remaining Contractual Term	3 years 2 months 23 days
Options Exercised, Intrinsic Value	$ 131	$ 70
Options Outstanding, Intrinsic Value	34	231
Options Exercisable, Intrinsic Value	$ 6

Benefits Plans (Key Valuation Assumptions and Fair Values of Stock Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Benefits Plans [Abstract]
Expected life	P7Y3M
Risk-free interest rate	1.44%
Volatility	29.80%
Dividend yield	4.71%
Fair value	$ 1.49

Dividend Restrictions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend Restrictions [Abstract]
Cash Dividends Paid to Parent Company	$ 15,745	$ 9,611	$ 5,334

Income Taxes (Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current income tax expense: Federal	$ (2,366)	$ 4,382	$ 1,982
Current income tax expense: State	263	836	(136)
Current income tax expense	(2,103)	5,218	1,846
Deferred income tax benefit: Federal	802	(1,592)	5
Deferred income tax benefit: State	(951)	(253)	(346)
Deferred income tax benefit	(149)	(1,845)	(341)
Income Tax (Benefit) Expense	$ (2,252)	$ 3,373	$ 1,505

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred income tax assets: Allowance for loan losses	$ 5,537	$ 4,822
Deferred Income Tax Assets: Other Real Estate Owned Expenses	435
Deferred income tax assets: Depreciation	137	199
Deferred income tax assets: Other than temporary impairment on security	1,191	1,191
Deferred income tax assets: Non-accrual interest	455	397
Deferred income tax assets: Benefit Plans	424	1,530
Deferred income tax assets: Benefit Plan-accumulated other comprehensive loss	912	868
Deferred income tax assets: Valuation adjustment on loans receivable acquired	812	1,677
Deferred Income Tax Assets: Valuation adjustment on securities	371
Deferred income tax assets: Valuation adjustment on time deposits acquired	138	347
Deferred income tax assets: Valuation adjustment on borrowings acquired		575
Deferred income tax assets: Net operating loss	1,069	345
Deferred income tax assets: Unrealized loss on securities available for sale		21
Deferred income tax assets: Other	134	318
Deferred income tax assets	11,615	12,290
Deferred income tax liabilities: Unrealized gain on securities available for sale	59
Deferred Income Tax Liabilities: Valuation adjustment on securities		748
Deferred income tax liabilities: Valuation adjustment on premises and equipment acquired	1,503	1,602
Deferred income tax liabilities	1,562	2,350
Net Deferred Tax Asset	$ 10,053	$ 9,940

Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal income tax expense at statutory rate	$ (1,510)	$ 3,298	$ 5,382
State income tax (benefit), net of federal income tax effect	(451)	380	(318)
Merger related items		(219)	(4,066)
Other items, net	(291)	(86)	507
Income Tax (Benefit) Expense	$ (2,252)	$ 3,373	$ 1,505
Effective Income Tax Rate	(52.20%)	35.80%	9.50%

Commitments and Contingencies (Loan Related Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan Origination [Member]
Fair Value	$ 39,093	$ 39,133
Standby Letters of Credit [Member]
Fair Value	2,414	1,538
Construction Loans in process [Member]
Fair Value	13,774	3,588
Unused lines of Credit [Member]
Fair Value	$ 41,824	$ 29,261

Fair Values of Financial Intruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 23,087	$ 26,398
Impaired Financing Receivable, Related Allowance	$ 2,120	$ 3,391

Fair Values of Financial Instruments (Fair Value Measurements, Recurring) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 1,240	$ 1,045
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 1,240	$ 1,045

Fair Values of Financial Instruments (Fair Value Measurements, Nonrecurring) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 20,967	$ 23,007
Real estate owned	2,215	300
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	20,967	23,007
Real estate owned	$ 2,215	$ 300

Fair Values of Financial Instruments (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 20,967		$ 23,007
Real estate owned	2,215		300
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	20,967
Fair Value Measurements, Valuation Techniques	Appraisal of collateral (1)	[1]
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned	$ 2,215
Fair Value Measurements, Valuation Techniques	Appraisal of collateral (1)	[1]
Fair Value Measurements, Significant Assumptions	Appraisal adjustments (2)	[2]
Appraisal Adjustments [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%
Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Appraisal adjustments (2)	[2]
Appraisal Adjustments [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Appraisal Adjustments [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%
Appraisal Adjustments [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	20.00%
Liquidation Expenses [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Liquidation expenses (3)	[3]
Liquidation Expenses [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%
Liquidation Expenses [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Values of Financial Instruments (Carrying Values and Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 1,240	$ 1,045
Interest receivable	4,063	4,997
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,133	117,087
Securities available for sale	1,240	1,045
Securities held to maturity	164,648	206,965
Loans held for sale	1,602	5,856
Loans receivable	922,301	840,763
FHLB of New York stock	7,698	7,498
Interest receivable	4,063	4,997
Deposits	940,786	977,623
FHLB Borrowings	131,124	129,531
Interest payable	789	813
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,133	117,087
Securities available for sale	1,240	1,045
Securities held to maturity	171,603	213,903
Loans held for sale	1,637	6,020
Loans receivable	975,835	890,215
FHLB of New York stock	7,698	7,498
Interest receivable	4,063	4,997
Deposits	944,960	982,500
FHLB Borrowings	144,211	141,108
Interest payable	789	813
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	35,133
Securities available for sale	1,240	1,045
Deposits	527,318
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities held to maturity	171,603
Loans held for sale	1,637
FHLB of New York stock	7,698
Interest receivable	4,063
Deposits	417,642
FHLB Borrowings	144,211
Interest payable	789
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	$ 975,835

Accumulated Other Comprehensive Loss (Components of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Net unrealized gain (loss) on securities available for sale, Before tax amount	$ 143	$ (52)
Net unrealized gain (loss) on securities available for sale, Tax effect	(59)	21
Net unrealized gain (loss) on securities available for sale, Net of tax amount	84	(31)
Benefit plan adjustments, Before tax amount	(2,231)	(2,124)
Benefit plan adjustments, Tax amount	912	868
Benefit plan adjustments, Net of tax amount	(1,319)	(1,256)
Accumulated other comprehensive income (loss)	$ (1,235)	$ (1,287)

Parent Only Condensed Financial Information (Statement of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and due from banks	$ 6,242	$ 8,692
Other assets	7,778	2,611
Total Assets	1,171,358	1,216,908
Long-term debt	114,124	129,531
Other liabilities	7,867	9,706
Total Liabilities	1,079,777	1,116,860
Stockholders' Equity	91,581	100,048	98,974	51,391
Total Liabilites and Stockholders' equity	1,171,358	1,216,908
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and due from banks	1,052
Investment in subsidiaries	95,037	104,088
Restricted common stock	124	124
Other assets	58	36
Total Assets	96,271	104,248
Long-term debt	4,124	4,124
Other liabilities	566	76
Total Liabilities	4,690	4,200
Stockholders' Equity	91,581	100,048
Total Liabilites and Stockholders' equity	$ 96,271	$ 104,248

Parent Only Condensed Financial Information (Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Interest expense, borrowed money	$ 2,768	$ 2,853	$ 3,074	$ 3,252	$ 3,213	$ 3,334	$ 3,368	$ 3,382	$ 11,947	$ 13,297	$ 13,668
Income before Income Tax Benefit and Equity in Undistributed Earnings (Loss) of Subsidiaries	1,436	(3,085)	(5,262)	2,597	946	2,028	3,304	3,146	(4,314)	9,424	15,831
Income tax expense (benefit)									(2,103)	5,218	1,846
Net (Loss) Income	1,057	(1,345)	(3,362)	1,588	990	1,188	1,952	1,921	(2,062)	6,051	14,326
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary									15,745	9,611	5,334
Total Income									15,745	9,611	5,334
Interest expense, borrowed money									128	120	122
Other									37	(17)	60
Total Expense									165	103	182
Income before Income Tax Benefit and Equity in Undistributed Earnings (Loss) of Subsidiaries									15,580	9,508	5,152
Income tax expense (benefit)									(55)	97	120
Income before Equity in Undistributed Earnings of Subsidiaries									15,635	9,411	5,032
Equity in undistributed earnings (losses) of subsidiaries									(17,697)	(3,360)	9,294
Net (Loss) Income									$ (2,062)	$ 6,051	$ 14,326

Parent Only Condensed Financial Information (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss)	$ (2,062)	$ 6,051	$ 14,326
Decrease (Increase) in other assets	5,167	(5,227)	1,207
Increase in other liabilities	(1,922)	(937)	(1,159)
Net cash provided by operating activities	12,440	14,235	(2,391)
Cash acquired in acquisition		5,901	22,979
Net cash (used in) provided by investing activities	(52,669)	11,619	118,391
Proceeds from issuance of preferred stock	8,570
Cash dividend paid	4,310	4,549	3,412
Net cash (used in) financing activities	(41,725)	(29,894)	(62,220)
Net increase in cash and cash equivalents	(81,954)	(4,040)	53,780
Cash and cash equivalents-begininng	117,087	121,127	67,347
Cash and cash equivalents-ending	35,133	117,087	121,127
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss)	(2,062)	6,051	14,326
Equity in undistributed earnings (losses) of subsidiaries	17,697	3,360	(9,294)
Decrease (Increase) in other assets	(22)	95	171
Increase in other liabilities	490	18	(129)
Net cash provided by operating activities	16,103	9,524	5,074
Cash acquired in acquisition			31
Additional investment in subsidiary	(8,570)
Net cash (used in) provided by investing activities	(8,570)		31
Proceeds from issuance of preferred stock	8,570
Proceeds from issuance of common stock	109	237	73
Cash dividend paid	(4,310)	(4,549)	(3,412)
Purchase of treasury stock	(10,850)	(5,567)	(1,806)
Net cash (used in) financing activities	(6,481)	(9,879)	(5,145)
Net increase in cash and cash equivalents	1,052	(355)	(40)
Cash and cash equivalents-begininng		355	395
Cash and cash equivalents-ending	1,052		355
Transfer of securities available for sale to treasury stock			$ 235

Acquisitions (Consideration Paid, Net Assets and Liabilities Acquired) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 14, 2011 Allegiance Community Bank [Member]	Jul. 06, 2010 Pamrapo Bancorp, Inc. [Member]
Business Acquisition [Line Items]
BCB Community Bancorp, Inc. common stock issued	$ 6,167	$ 38,645
Cash paid on fractional shares	1
Consideration paid	6,168
Estimated Identifiable Cash and cash equivalents, at fair value	5,902	22,979
Estimated Identifiable Investment securities, at fair value	34,969	86,770
Estimated Identifiable Loans receivable, at fair value	88,911	412,142
Estimated Identifiable Federal Home Loan Bank of New York stock, at fair value	819	2,878
Estimated Identifiable Property held for sale, at fair value		1,017
Estimated Identifiable Premises and equipment, at fair value	1,618	5,938
Estimated Identifiable Other real estate owned, at fair value		789
Estimated Identifiable Interest Receivable, at fair value	443	1,905
Estimated Identifiable Deferred income taxes, at fair value	1,418	1,820
Estimated Identifiable Other assets, at fair value	1,057	1,264
Estimated Identifiable Deposits, at fair value	(111,365)	(435,810)
Estimated Identifiable Borrowings, at fair value	(15,458)	(43,815)
Estimated Identifiable Other liabilities, at fair value	(984)	(6,650)
Total identifiable net assets	7,330	51,227
Gain on bargain purchase recognized in non-interest income	$ 1,162	$ 12,582

Acquisitions (Schedule Of Loans Acquired) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 14, 2011 Allegiance Community Bank [Member]	Jul. 06, 2010 Pamrapo Bancorp, Inc. [Member]
Business Acquisition [Line Items]
Contractually required principal and interest at acquisition	$ 107,760	$ 649,871
Contractual cash flows not expected to be collected (nonaccretabale discount)	(1,531)	(7,924)
Expected cash flows at acquisition	106,229	641,947
Interest component of expected cash flows (accretable discount)	17,318	229,805
Fair value of acquired loans	$ 88,911	$ 412,142

Acquisitions (Pro Forma, Twelve Months Ended) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net interest income	$ 10,900	$ 10,255	$ 10,248	$ 10,297	$ 10,634	$ 9,394	$ 9,882	$ 9,672	$ 41,700	$ 39,582	$ 26,432
Noninterest income	543	(2,739)	(6,311)	1,282	1,103	303	509	533	(7,225)	2,448	14,207
Noninterest expense	8,507	9,001	7,999	8,382	8,291	6,869	6,637	6,709	33,889	28,506	22,358
Allegiance Community Bank [Member]
Business Acquisition [Line Items]
Net interest income										41,734	28,363
Noninterest income										2,452	15,480
Noninterest expense										30,864	25,203
Net income										$ 6,237	$ 14,475

Quarterly Financial Data (Unaudited) (Tables) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Interest income	$ 13,668	$ 13,108	$ 13,322	$ 13,549	$ 13,847	$ 12,728	$ 13,250	$ 13,054	$ 53,647	$ 52,879	$ 40,100
Interest expense	2,768	2,853	3,074	3,252	3,213	3,334	3,368	3,382	11,947	13,297	13,668
Net interest income	10,900	10,255	10,248	10,297	10,634	9,394	9,882	9,672	41,700	39,582	26,432
Provision for loan losses	1,500	1,600	1,200	600	2,500	800	450	350	4,900	4,100	2,450
Net interest income after provision for loan losses	9,400	8,655	9,048	9,697	8,134	8,594	9,432	9,322	36,800	35,482	23,982
Non-interest income (loss)	543	(2,739)	(6,311)	1,282	1,103	303	509	533	(7,225)	2,448	14,207
Non-interest expense	8,507	9,001	7,999	8,382	8,291	6,869	6,637	6,709	33,889	28,506	22,358
Income (loss) before income tax	1,436	(3,085)	(5,262)	2,597	946	2,028	3,304	3,146	(4,314)	9,424	15,831
Income taxes (benefit)	379	(1,740)	(1,900)	1,009	(44)	840	1,352	1,225	(2,252)	3,373	1,505
Net Income (Loss)	$ 1,057	$ (1,345)	$ (3,362)	$ 1,588	$ 990	$ 1,188	$ 1,952	$ 1,921	$ (2,062)	$ 6,051	$ 14,326
Net income per common share: Basic	$ 0.12	$ (0.15)	$ (0.37)	$ 0.17	$ 0.1	$ 0.13	$ 0.21	$ 0.2	$ (0.23)	$ 0.64	$ 2.06
Net income per common share: Diluted	$ 0.12	$ (0.15)	$ (0.37)	$ 0.17	$ 0.1	$ 0.13	$ 0.21	$ 0.2	$ (0.23)	$ 0.64	$ 2.05
Net income per common share: Dividends per common share	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12